UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of         BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	BlackRock Total Return Fund, Inc. (Percentages shown are based on Net Assets)

Security	Value
Mutual Funds — 100.1%
Master Total Return Portfolio of Master Bond LLC	$12,543,365,987

Total Investments — 100.1% (Cost: $12,762,923,318)	12,543,365,987
Liabilities in Excess of Other Assets — (0.1)%	(13,499,622)

Net Assets — 100.0%	$12,529,866,365

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $12,543,365,987 and 95.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2018, certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

1

Consolidated Schedule of Investments (unaudited) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 12.7%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (1 mo. LIBOR US + 0.340%), 2.43%, 04/25/36 (a)	USD	5,510	$2,857,728
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.720%), 2.81%, 12/25/33 (a)		581	562,695
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.140%), 2.23%, 07/25/36 (a)		515	412,208
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.130%), 2.22%, 05/25/37 (a)		2,891	916,102
Adagio V CLO Designated Activity Co., Series V-X, Class E, (3 mo. EURIBOR + 6.700%), 6.70%, 10/15/29 (a)	EUR	340	405,442
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.100%), 3.45%, 07/15/26 (a)(b)	USD	4,730	4,729,282
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 07/25/47 (b)(c)		1,965	1,969,979
Series 2016-B, Class A, 4.00%, 09/25/65 (b)(c)		2,851	2,856,610
Series 2016-C, Class A, 4.00%, 10/25/57 (b)(c)		1,838	1,842,014
Series 2017-A, Class A, 3.47%, 04/25/57 (b)(c)		9,168	9,103,709
Series 2017-D, Class A, 3.75%, 12/25/57 (b)(d)		11,843	11,799,123
Series 2017-D, Class B, 0.00%, 12/25/57 (b)(d)(e)		1,805	1,114,336
Series 2018-A, Class A, 3.85%, 04/25/58 (b)(d)		12,087	12,093,011
Series 2018-A, Class B, 0.00%, 04/25/58 (b)(d)(e)		2,717	1,625,792
Allegro CLO II Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.310%), 3.67%, 01/21/27 (a)(b)		2,340	2,336,872
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.240%), 3.59%, 10/16/30 (a)(b)		1,100	1,104,401
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 2.86%, 01/17/31 (a)(b)		4,000	4,003,084
ALM V Ltd.:
Series 2012-5A, Class A1R3, (3 mo. LIBOR US + 0.910%), 3.27%, 10/18/27 (a)(b)		4,410	4,409,367
Series 2012-5A, Class A2R3, (3 mo. LIBOR US + 1.250%), 3.61%, 10/18/27 (a)(b)		1,600	1,591,432
Series 2012-5A, Class BR3, (3 mo. LIBOR US + 1.650%), 4.01%, 10/18/27 (a)(b)		2,140	2,141,343
ALM VI Ltd., Series 2012-6A, Class A2R3, (3 mo. LIBOR US + 1.400%), 3.75%, 07/15/26 (a)(b)		1,264	1,261,472
ALM XII Ltd.:
Series 2015-12A, Class A1R2, (3 mo. LIBOR US + 0.890%), 2.98%, 04/16/27 (a)(b)		10,010	10,012,747
Series 2015-12A, Class BR2, (3 mo. LIBOR US + 1.650%), 3.74%, 04/16/27 (a)(b)		3,635	3,629,174

Security	Par (000)		Value
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 0.00%, 07/15/27 (a)(b)	USD	6,284	$6,284,000
Series 2015-16A, Class BR2, (3 mo. LIBOR US + 1.900%), 0.00%, 07/15/27 (a)(b)		2,060	2,060,000
ALME Loan Funding V BV, Series 5X, Class E, (3 mo. EURIBOR + 6.000%), 6.00%, 07/15/29 (a)	EUR	1,080	1,267,878
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.800%), 5.15%, 10/15/28 (a)(b)	USD	720	723,797
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.250%), 3.61%, 11/02/30 (a)(b)		750	753,053
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2, (3 mo. LIBOR US + 1.010%), 3.37%, 04/30/31 (a)(b)		3,130	3,122,931
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.200%), 3.55%, 11/10/30 (a)(b)		540	541,934
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 3.62%, 07/24/29 (a)(b)		2,620	2,625,744
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.61%, 07/25/29 (a)(b)		6,220	6,222,061
AMSR Trust:
Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.150%), 5.24%, 11/17/33 (a)(b)		1,160	1,167,232
Series 2016-SFR1, Class F, (1 mo. LIBOR US + 3.900%), 5.99%, 11/17/33 (a)(b)		430	433,978
Series 2016-SFR1, Class G, (1 mo. LIBOR US + 5.100%), 7.19%, 11/17/33 (a)(b)		1,530	1,550,858
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (3 mo. LIBOR US + 0.990%), 3.33%, 04/13/31 (a)(b)		9,120	9,105,034
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 3.41%, 01/28/31 (a)(b)		2,120	2,114,039
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 3.86%, 01/28/31 (a)(b)		3,600	3,586,173
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 4.21%, 01/28/31 (a)(b)		500	496,230
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 3.41%, 01/28/31 (a)(b)		5,330	5,327,358
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 4.21%, 01/28/31 (a)(b)		3,760	3,744,444
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 3.80%, 01/15/30 (a)(b)		9,200	9,211,344
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 4.20%, 01/15/30 (a)(b)		3,540	3,520,588
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.270%), 3.62%, 07/15/30 (a)(b)		4,010	4,019,363
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class AR, (3 mo. LIBOR US + 0.960%), 3.31%, 10/15/27 (a)(b)		21,810	21,808,089
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.65%, 10/15/27 (a)(b)		3,470	3,440,040

1

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Anchorage Capital CLO 7 Ltd.: (continued)
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 4.05%, 10/15/27 (a)(b)	USD	2,880	$2,881,015
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.59%, 10/13/30 (a)(b)		2,005	2,013,044
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.49%, 10/13/30 (a)(b)		1,410	1,410,954
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.12%, 04/15/31 (a)(b)		23,706	23,694,903
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 3.37%, 04/20/31 (a)(b)		1,080	1,081,886
Apidos CLO XVI, Series 2013-16A, Class A1R, (3 mo. LIBOR US + 0.980%), 3.34%, 01/19/25 (a)(b)		2,208	2,207,757
Apidos CLO XVIII, Series 2014-18A, Class A1R, (3 mo. LIBOR US + 1.120%), 3.48%, 07/22/26 (a)(b)		880	879,890
Apidos CLO XX, Series 2015-20A, Class A1R, (3 mo. LIBOR US + 1.330%), 3.68%, 01/16/27 (a)(b)		2,250	2,249,975
Apidos CLO XXV, Series 2016-25A, Class A2A, (3 mo. LIBOR US + 1.800%), 4.16%, 10/20/28 (a)(b)		3,260	3,262,031
Aqueduct European CLO DAC:
Series 2017-2X, Class B1, (3 mo. EURIBOR + 1.200%), 1.20%, 10/15/30 (a)	EUR	1,259	1,458,558
Series 2017-2X, Class E, (3 mo. EURIBOR + 4.400%), 4.40%, 10/15/30 (a)		289	319,065
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.990%), 3.06%, 12/15/27 (a)(b)	USD	3,740	3,728,397
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.77%, 09/15/26 (a)(b)		3,940	3,956,737
Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.990%), 3.06%, 08/15/27 (a)(b)		1,660	1,657,291
Arbour CLO DAC Ltd., Series 2014-1X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 07/15/27 (a)	EUR	238	278,353
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. EURIBOR + 5.600%), 5.60%, 01/15/30 (a)		550	654,316
ARES European CLO VIII BV, Series 8X, Class E, (3 mo. EURIBOR + 6.350%), 6.35%, 02/17/30 (a)		281	339,204
ARES XXVIII CLO Ltd.:
Series 2013-3A, Class B1R, (3 mo. LIBOR US + 1.500%), 3.85%, 10/17/24 (a)(b)	USD	2,150	2,147,288
Series 2013-3A, Class C1R, (3 mo. LIBOR US + 2.100%), 4.45%, 10/17/24 (a)(b)		1,850	1,850,164
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.950%), 4.27%, 12/05/25 (a)(b)		1,420	1,420,985
Series 2015-1A, Class B2R, (3 mo. LIBOR US + 2.800%), 5.12%, 12/05/25 (a)(b)		500	503,442
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.52%, 10/15/30 (a)(b)		1,150	1,153,464
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.240%), 2.33%, 05/25/35 (a)(d)		4,706	3,506,253

Security	Par (000)		Value
Atlas Senior Loan Fund IV Ltd.:
Series 2013-2A, Class A1RR, (3 mo. LIBOR US + 0.680%), 3.02%, 02/17/26 (a)(b)	USD	7,030	$7,027,482
Series 2013-2A, Class A2RR, (3 mo. LIBOR US + 1.300%), 3.64%, 02/17/26 (a)(b)		3,000	2,999,709
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.56%, 05/28/30 (a)(b)		4,010	4,015,176
Atrium X:
Series 10A, Class B1R, (3 mo. LIBOR US + 1.450%), 3.80%, 07/16/25 (a)(b)		4,300	4,300,850
Series 10A, Class CR, (3 mo. LIBOR US + 1.950%), 4.30%, 07/16/25 (a)(b)		2,070	2,071,992
Atrium XI, Series 11A, Class A1R, (3 mo. LIBOR US + 1.140%), 3.50%, 10/23/25 (a)(b)		1,060	1,059,856
Atrium XII:
Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 3.19%, 04/22/27 (a)(b)		1,620	1,615,413
Series 12A, Class CR, (3 mo. LIBOR US + 1.650%), 4.01%, 04/22/27 (a)(b)		2,381	2,382,897
Aurium CLO II DAC, Series 2X, Class BR, (3 mo. EURIBOR + 1.350%), 0.00%, 10/13/29 (a)(d)	EUR	1,336	1,560,183
Avery Point V CLO Ltd.:
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 3.33%, 07/17/26 (a)(b)	USD	3,620	3,618,113
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.500%), 3.85%, 07/17/26 (a)(b)		2,250	2,250,608
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (3 mo. LIBOR US + 1.500%), 3.85%, 01/15/28 (a)(b)		7,916	7,937,162
Avoca Capital CLO X Ltd., Series 10X, Class ER, (3 mo. EURIBOR + 6.050%), 6.05%, 01/15/30 (a)	EUR	600	712,328
Avoca CLO XIV DAC:
Series 14X, Class ER, (3 mo. EURIBOR + 4.700%), 4.70%, 01/12/31 (a)		690	781,513
Series 14X, Class FR, (3 mo. EURIBOR + 6.350%), 6.35%, 01/12/31 (a)		900	982,740
Series 14X, Class SUB, 0.00%, 01/12/31 (e)		1,290	1,213,556
Avoca CLO XV DAC:
Series 15X, Class ER, (3 mo. EURIBOR + 4.130%), 4.13%, 04/15/31 (a)		900	981,906
Series 15X, Class FR, (3 mo. EURIBOR + 5.840%), 5.84%, 04/15/31 (a)		585	637,562
Series 15X, Class M1, 0.00%, 04/15/31 (e)		1,100	1,057,231
Avoca CLO XVII DAC, Series 17X, Class E, (3 mo. EURIBOR + 5.950%), 5.95%, 01/15/30 (a)		546	644,764
Avoca CLO XVIII DAC:
Series 18X, Class B1, (3 mo. EURIBOR + 1.250%), 1.25%, 04/15/31 (a)		2,800	3,255,975
Series 18X, Class E, (3 mo. EURIBOR + 4.600%), 4.60%, 04/15/31 (a)		1,100	1,234,071
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 05/15/48 (b)	USD	644	635,546
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		875	869,795
Babson CLO Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.55%, 10/20/30 (a)(b)		2,590	2,597,990

2

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Babson CLO Ltd.: (continued)
Series 2015-IA, Class AR, (3 mo. LIBOR US + 0.990%), 3.35%, 01/20/31 (a)(b)	USD	2,130	$2,127,675
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.400%), 3.76%, 01/20/31 (a)(b)		610	602,337
Series 2016-2A, Class C, (3 mo. LIBOR US + 2.600%), 4.96%, 07/20/28 (a)(b)		1,110	1,113,365
Bain Capital Credit CLO, Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 0.00%, 07/19/31 (a)(b)		1,420	1,420,000
Ballyrock CLO Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.590%), 3.94%, 10/15/28 (a)(b)		1,935	1,946,068
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25 (e)		2,790	1,954,790
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 3.02%, 07/20/29 (a)(b)		1,085	1,084,979
Battalion CLO VII Ltd., Series 2014-7A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.54%, 10/17/26 (a)(b)		3,450	3,449,971
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, (1 mo. LIBOR US + 0.500%), 2.97%, 05/28/39 (a)(b)		7,370	6,892,161
Series 2004-B, Class A2, (1 mo. LIBOR US + 0.650%), 3.27%, 05/28/39 (a)(b)(d)		708	464,422
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.10%, 02/28/40 (a)(b)		3,286	3,250,785
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 3.10%, 12/28/40 (a)(b)		1,381	1,307,382
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 06/15/30 (e)		1,674	639,114
Series 2000-A, Class A3, 7.83%, 06/15/30 (e)		1,554	613,147
Series 2000-A, Class A4, 8.29%, 06/15/30 (e)		2,661	1,111,701
Bear Stearns Asset-Backed Securities I Trust:
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.725%), 3.82%, 08/25/34 (a)		268	258,339
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.77%, 12/25/35 (a)		1,928	2,226,491
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.170%), 2.26%, 09/25/36 (a)		3,908	4,365,819
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.170%), 2.26%, 05/25/35 (a)		1,211	1,250,962
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 2.25%, 01/25/37 (a)		824	806,648
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.41%, 03/25/37 (a)		1,072	794,769
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.140%), 2.23%, 03/25/37 (a)		1,145	1,103,757
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 2.23%, 03/25/37 (a)		2,197	2,173,451
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.250%), 2.34%, 04/25/37 (a)		1,146	1,183,058

Security	Par (000)		Value
Bear Stearns Asset-Backed Securities I Trust: (continued)
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.44%, 04/25/37 (a)	USD	6,367	$5,019,516
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 3.29%, 01/25/36 (a)		234	230,277
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 3.29%, 12/25/36 (a)(b)		1,125	1,097,830
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 3.85%, 01/20/29 (a)(b)		4,020	4,042,233
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.21%, 04/20/31 (a)(b)		1,450	1,450,000
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.240%), 3.60%, 10/18/29 (a)(b)		12,030	12,076,836
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.720%), 4.08%, 10/18/29 (a)(b)		3,320	3,326,232
Benefit Street Partners CLO VII Ltd.,
Series 2015-VIIA, Class A1AR, (3 mo. LIBOR US + 0.780%), 3.14%, 07/18/27 (a)(b)		2,790	2,781,461
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.46%, 01/20/31 (a)(b)		1,250	1,250,617
Bilbao CLO I DAC:
Series 1X, Class A2A, (3 mo. EURIBOR + 1.300%), 1.30%, 07/20/31 (a)	EUR	2,200	2,552,463
Series 1X, Class D, (3 mo. EURIBOR + 4.730%), 4.73%, 07/20/31 (a)		700	770,457
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.54%, 10/22/30 (a)(b)	USD	6,370	6,379,436
Series 2013-3A, Class AR, (3 mo. LIBOR US + 0.890%), 3.25%, 10/29/25 (a)(b)		1,619	1,619,144
Series 2013-3A, Class B1R, (3 mo. LIBOR US + 1.400%), 3.76%, 10/29/25 (a)(b)		750	750,968
Series 2013-3A, Class CR, (3 mo. LIBOR US + 1.900%), 4.26%, 10/29/25 (a)(b)		3,030	3,035,384
Series 2013-4A, Class AR, (3 mo. LIBOR US + 1.010%), 3.36%, 04/15/25 (a)(b)		6,738	6,737,380
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.260%), 3.62%, 04/30/26 (a)(b)		2,213	2,214,724
Series 2014-2A, Class AR, (3 mo. LIBOR US + 0.930%), 3.29%, 07/20/26 (a)(b)		670	670,221
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.350%), 3.67%, 11/30/26 (a)(b)		3,020	3,022,168
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 3.34%, 04/20/31 (a)(b)		2,550	2,544,242
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.180%), 3.51%, 11/23/25 (a)(b)		5,500	5,503,065
BSPRT Issuer Ltd.:
Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.350%), 3.42%, 06/15/27 (a)(b)		3,790	3,793,181
Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.050%), 3.12%, 03/15/28 (a)(b)		4,540	4,524,663
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/15/30 (e)	EUR	300	335,625
Cadogan Square CLO XI DAC, Series 11X, Class C, (3 mo. EURIBOR + 1.850%), 0.00%, 02/15/31 (a)(d)		680	794,105

3

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Cairn CLO IX BV:
Series 2018-9X, Class A, (3 mo. EURIBOR + 0.710%), 0.71%, 03/21/32 (a)	EUR	1,400	$1,627,897
Series 2018-9X, Class B1, (3 mo. EURIBOR + 1.000%), 1.00%, 03/21/32 (a)		1,300	1,490,176
Series 2018-9X, Class M2, 0.00%, 03/21/32 (e)		500	572,250
Cairn CLO VI BV, Series 2016-6X, Class E, (3 mo. EURIBOR + 6.250%), 6.25%, 07/25/29 (a)		600	702,048
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 3.81%, 01/20/29 (a)(b)	USD	6,630	6,651,938
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.890%), 3.25%, 01/18/29 (a)(b)		1,490	1,488,335
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.000%), 2.72%, 01/15/31 (a)(b)		1,880	1,878,270
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 3.31%, 04/17/31 (a)(b)		3,170	3,157,926
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.500%), 3.86%, 04/20/27 (a)(b)		750	750,592
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.000%), 4.36%, 04/20/27 (a)(b)		1,160	1,161,013
Carlyle U.S. CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.180%), 3.53%, 01/15/30 (a)(b)		4,620	4,625,792
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class M1, (1 mo. LIBOR US + 0.470%), 2.56%, 12/25/35 (a)		2,317	2,307,567
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 2.21%, 10/25/36 (a)		1,032	781,567
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.25%, 10/25/36 (a)		3,434	2,612,675
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.080%), 2.17%, 10/25/36 (a)		871	656,969
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.420%), 2.51%, 01/25/36 (a)		610	429,863
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.33%, 08/25/36 (a)		2,003	1,532,317
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 2.25%, 10/25/36 (a)		1,118	1,044,064
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 2.24%, 01/25/37 (a)		7,250	5,698,082
Series 2007-HE1, Class A2, (1 mo. LIBOR US + 0.150%), 2.24%, 06/25/37 (a)		678	672,029
Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.31%, 10/25/36 (a)		1,440	974,668
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.61%, 07/20/30 (a)(b)		6,050	6,064,664
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.750%), 4.10%, 10/17/29 (a)(b)		2,955	2,957,308
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 3.58%, 10/17/29 (a)(b)		3,780	3,786,522
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 4.05%, 10/17/29 (a)(b)		1,000	1,000,188

Security	Par (000)		Value
C-BASS Trust:
Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.160%), 2.25%, 10/25/36 (a)	USD	700	$508,264
Series 2007-CB1, Class AF2, 3.67%, 01/25/37 (c)		6,038	2,874,306
Series 2007-CB1, Class AF4, 3.67%, 01/25/37 (c)		454	216,153
Series 2007-CB5, Class A2, (1 mo. LIBOR US + 0.170%), 2.26%, 04/25/37 (a)		1,068	808,291
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.230%), 3.59%, 07/23/30 (a)(b)		1,200	1,202,949
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 3.22%, 04/20/31 (a)(b)		4,940	4,937,477
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, (3 mo. LIBOR US + 1.610%), 3.96%, 07/17/28 (a)(b)		1,880	1,880,075
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 3.60%, 10/17/30 (a)(b)		16,520	16,578,451
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.700%), 4.05%, 10/17/30 (a)(b)		2,628	2,629,825
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.250%), 4.60%, 10/17/30 (a)(b)		750	751,063
Cent CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 3.38%, 04/30/31 (a)(b)		7,620	7,604,760
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 4.10%, 07/16/30 (a)(b)		500	500,537
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.210%), 3.57%, 10/18/30 (a)(b)		6,290	6,299,078
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.100%), 3.46%, 01/18/31 (a)(b)		3,590	3,593,632
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.500%), 3.86%, 07/22/26 (a)(b)		710	710,957
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 1.900%), 4.26%, 07/22/26 (a)(b)		1,120	1,120,615
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.380%), 3.73%, 10/17/26 (a)(b)		6,270	6,276,837
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.400%), 3.75%, 01/17/27 (a)(b)		26,215	26,247,496
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.700%), 5.05%, 01/17/27 (a)(b)		710	709,929
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.110%), 3.47%, 01/22/31 (a)(b)		350	349,415
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.780%), 3.13%, 04/15/27 (a)(b)		770	767,962
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.700%), 4.05%, 04/15/27 (a)(b)		4,620	4,622,484
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.16%, 04/18/31 (a)(b)		4,930	4,911,638
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.19%, 06/25/37 (c)		2,830	2,696,316
Citigroup Mortgage Loan Trust:
Series 2006-NC1, Class A2D, (1 mo. LIBOR US + 0.250%), 2.34%, 08/25/36 (a)		3,550	3,444,379
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.200%), 2.29%, 05/25/37 (a)		7,733	5,621,792

4

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Citigroup Mortgage Loan Trust: (continued)
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.36%, 05/25/37 (a)	USD	3,513	$2,576,476
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.41%, 11/25/36 (a)		3,007	2,552,893
Colony American Homes, Series 2015-1A, Class A, (1 mo. LIBOR US + 1.200%), 3.25%, 07/17/32 (a)(b)		7,918	7,914,241
Conseco Finance Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28 (e)		2,091	2,074,344
Series 1997-6, Class M1, 7.21%, 01/15/29 (e)		387	386,823
Series 1998-4, Class M1, 6.83%, 04/01/30 (e)		352	314,739
Series 1998-8, Class A1, 6.28%, 09/01/30 .		1,120	1,194,592
Series 1998-8, Class M1, 6.98%, 09/01/30 (e)		2,700	2,329,417
Series 1999-5, Class A5, 7.86%, 03/01/30 (e)		1,590	1,181,646
Series 1999-5, Class A6, 7.50%, 03/01/30 (e)		1,163	836,930
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.500%), 4.57%, 11/15/32 (a)		2,038	2,032,454
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29 (e)		1,629	835,939
Series 2000-4, Class A5, 7.97%, 05/01/32 .		5,499	2,661,539
Series 2000-4, Class A6, 8.31%, 05/01/32 (e)		1,380	695,940
Series 2000-5, Class A6, 7.96%, 05/01/31 .		2,354	1,482,908
Series 2000-5, Class A7, 8.20%, 05/01/31 .		4,294	2,777,689
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, (1 mo. LIBOR US + 0.620%), 2.71%, 09/25/33 (a)		648	631,823
Series 2004-5, Class A, (1 mo. LIBOR US + 0.900%), 2.99%, 10/25/34 (a)		613	618,870
Series 2005-16, Class 1AF, 5.00%, 05/25/36 (e)		4,559	4,467,770
Series 2005-16, Class 2AF3, 4.55%, 05/25/36 (e)		1,078	1,051,916
Series 2005-17, Class 1AF4, 4.43%, 05/25/36 (c)		2,961	2,920,888
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.25%, 09/25/46 (a)		314	308,457
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.150%), 2.24%, 03/25/47 (a)		324	316,454
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 01/25/46 (a)		825	818,496
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.320%), 2.41%, 10/25/36 (a)		7,576	7,175,163
Series 2006-S3, Class A4, 4.50%, 01/25/29 (c)		671	683,608
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.220%), 2.31%, 12/25/25 (a)		217	232,164
Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 2.47%, 05/25/37 (a)		2,801	2,558,554
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.34%, 03/15/34 (a)		1,048	958,428
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31 (e)		1,750	1,870,943

Security	Par (000)		Value
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.45%, 12/25/36 (c)	USD	514	$440,095
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(c)		852	860,595
Series 2006-SL1, Class A2, 5.56%, 09/25/36 (b)(c)		3,276	589,094
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 2.43%, 07/25/37 (a)(b)		757	507,353
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 2.40%, 05/25/46 (a)(b)		727	641,631
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.800%), 4.16%, 07/20/28 (a)(b)		1,190	1,191,190
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/29 (e)	EUR	2,385	1,993,548
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, (3 mo. EURIBOR + 7.000%), 7.00%, 08/15/29 (a)		560	661,572
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (3 mo. EURIBOR + 5.700%), 5.70%, 04/23/30 (a)		300	358,973
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35	USD	297	365,617
Series 2006-S5, Class A5, 6.16%, 06/25/35		611	665,447
Series 2007-S1, Class A3, 5.81%, 11/25/36 (e)		543	545,821
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.37%, 12/15/33 (a)(b)		1,130	1,049,958
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.190%), 2.26%, 05/15/35 (a)(b)		639	604,660
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.26%, 05/15/35 (a)(b)(d)		358	344,173
Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.31%, 12/15/35 (a)(b)		1,608	1,581,371
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.180%), 2.25%, 05/15/35 (a)		876	843,402
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.25%, 05/15/36 (a)		4,632	4,468,162
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.150%), 2.22%, 11/15/36 (a)		2,498	2,037,516
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		7,816	7,805,925
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.54%, 10/20/30 (a)(b)		1,000	1,003,079
Dorchester Park CLO Ltd., Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 3.53%, 04/20/28 (a)(b)		3,064	3,064,000
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3 mo. LIBOR US + 0.970%), 3.32%, 04/15/31 (a)(b)		2,250	2,247,453
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, (3 mo. EURIBOR + 5.750%), 5.75%, 01/15/30 (a)	EUR	364	430,716

5

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.47%, 01/15/31 (a)(b)	USD	18,720	$18,729,017
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3 mo. LIBOR US + 1.020%), 3.06%, 04/15/31 (a)(b)		1,250	1,249,893
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, (3 mo. EURIBOR + 4.720%), 4.72%, 01/15/32 (a)	EUR	585	665,251
Dryden 64 CLO Ltd., Series 18-64A, Class A, (3 mo. LIBOR US + 0.970%), 3.19%, 04/18/31 (a)(b)	USD	4,408	4,395,976
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 3.25%, 10/15/27 (a)(b)		11,030	10,995,778
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.850%), 4.20%, 10/15/27 (a)(b)		1,340	1,337,052
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.900%), 3.25%, 04/15/29 (a)(b)		1,170	1,169,028
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.54%, 08/15/30 (a)(b)		9,085	9,097,683
Elevation CLO:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.160%), 3.09%, 10/25/30 (a)(b)		2,320	2,322,111
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.050%), 3.98%, 10/25/30 (a)(b)		1,125	1,123,330
Emerson Park CLO Ltd., Series 2013-1A, Class B1R, (3 mo. LIBOR US + 1.450%), 3.80%, 07/15/25 (a)(b)		1,000	1,000,692
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (3 mo. EURIBOR + 6.300%), 6.30%, 11/10/30 (a)	EUR	400	473,707
First Franklin Mortgage Loan Trust:
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.050%), 3.14%, 10/25/34 (a)	USD	1,000	888,413
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 2.23%, 12/25/36 (a)		14,456	8,895,008
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 2.24%, 12/25/36 (a)		20,863	18,544,478
Series 2006-FF5, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 04/25/36 (a)		1,099	1,038,862
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.49%, 01/25/36 (a)		3,434	2,074,271
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.890%), 3.24%, 04/15/27 (a)(b)		2,750	2,749,587
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.23%, 02/25/37 (a)		7,735	6,253,410
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.200%), 3.55%, 10/15/30 (a)(b)		1,350	1,352,702
Galaxy XXII CLO Ltd., Series 2016-22A, Class A1, (3 mo. LIBOR US + 1.580%), 3.93%, 07/16/28 (a)(b)		1,140	1,140,039

Security	Par (000)		Value
Galaxy XXIX CLO Ltd.:
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.400%), 3.73%, 11/15/26 (a)(b)	USD	250	$250,001
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 4.01%, 11/15/26 (a)(b)		1,470	1,469,843
GE-WMC Asset-Backed Pass-Through Certificates:
Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.34%, 12/25/35 (a)		527	524,315
Series 2005-2, Class M1, (1 mo. LIBOR US + 0.440%), 2.53%, 12/25/35 (a)		5,206	3,078,422
GE-WMC Mortgage Securities Trust:
Series 2006-1, Class A2A, (1 mo. LIBOR US + 0.040%), 2.13%, 08/25/36 (a)		1,136	711,869
Series 2006-1, Class A2B, (1 mo. LIBOR US + 0.150%), 2.24%, 08/25/36 (a)		20,591	13,232,337
Series 2006-1, Class A2C, (1 mo. LIBOR US + 0.240%), 2.33%, 08/25/36 (a)		1,502	985,011
GLG Euro CLO IV DAC:
Series 4X, Class A1, (3 mo. EURIBOR + 0.700%), 0.70%, 05/15/31 (a)	EUR	3,100	3,603,614
Series 4X, Class B1, (3 mo. EURIBOR + 1.050%), 1.05%, 05/15/31 (a)		1,790	2,091,201
Series 4X, Class E, (3 mo. EURIBOR + 4.270%), 4.27%, 05/15/31 (a)		800	883,325
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, (1 mo. LIBOR US + 0.500%), 2.59%, 12/25/36 (a)	USD	115	111,944
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.070%), 3.43%, 01/18/31 (a)(b)		1,100	1,100,562
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (e)		870	930,745
Series 1999-5, Class M2, 9.23%, 12/15/29 (e)		1,213	994,891
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 3.62%, 03/15/27 (a)(b)		1,010	1,006,159
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 4.70%, 01/17/27 (a)(b)		930	929,930
GSAA Home Equity Trust:
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.070%), 2.16%, 03/25/36 (a)		17	9,638
Series 2007-2, Class AF3, 5.92%, 03/25/37 (e)		546	220,157
Series 2007-4, Class A3B, (1 mo. LIBOR US + 0.350%), 2.44%, 03/25/37 (a)		3,550	458,421
GSAMP Trust:
Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 2.21%, 09/25/36 (a)		2,825	1,381,552
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 2.29%, 01/25/47 (a)		1,096	728,540
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.250%), 4.34%, 02/25/47 (a)		1,300	1,335,023
GT Loan Financing I Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.270%), 3.63%, 10/28/24 (a)(b)		560	560,109
Halcyon Loan Advisors European Funding, Series 2018-1X, Class B1, (3 mo. EURIBOR + 1.480%), 0.00%, 10/18/31 (a)	EUR	1,300	1,518,142

6

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Harvest CLO XVI DAC, Series 16X, Class E, (3 mo. EURIBOR + 6.400%), 6.40%, 10/15/29 (a)	EUR	480	$569,998
Highbridge Loan Management Ltd.:
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.250%), 3.62%, 07/18/31 (a)(b)	USD	750	750,000
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.100%), 4.46%, 01/29/26 (a)(b)		1,920	1,920,954
Series 5A-2015, Class C2R, (3 mo. LIBOR US + 2.100%), 4.46%, 01/29/26 (a)(b)		750	751,156
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.000%), 3.36%, 02/05/31 (a)(b)		11,390	11,402,161
Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.24%, 05/25/37 (a)		2,490	2,047,486
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 4.12%, 07/25/34 (a)		687	691,213
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.190%), 2.28%, 04/25/37 (a)		2,216	1,649,454
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 2.29%, 07/25/37 (a)		3,544	2,329,955
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36 (c)		2,795	1,038,242
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.720%), 2.79%, 04/15/36 (a)		1,386	1,274,439
Invitation Homes Trust:
Series 2015-SFR3, Class A, (1 mo. LIBOR US + 1.300%), 3.37%, 08/17/32 (a)(b)		8,884	8,894,904
Series 2015-SFR3, Class E, (1 mo. LIBOR US + 3.750%), 5.82%, 08/17/32 (a)(b)		1,582	1,581,855
Series 2018-SFR1, Class E, (1 mo. LIBOR US + 2.000%), 4.09%, 03/17/37 (a)(b)		1,710	1,714,948
Series 2018-SFR1, Class F, (1 mo. LIBOR US + 2.500%), 4.59%, 03/17/37 (a)(b)		1,330	1,334,159
Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.000%), 3.00%, 07/17/37 (a)(b)		3,950	3,954,947
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 4.00%, 07/17/37 (a)(b)(d)		2,910	2,910,000
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.03%, 09/25/37 (b)(c)		879	853,936
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.270%), 2.36%, 05/25/36 (a)		1,170	1,113,131
Series 2006-WF1, Class A3A, 5.83%, 07/25/36 (c)		782	392,600
Series 2006-WF1, Class A5, 6.41%, 07/25/36 (c)		1,066	534,849
Series 2006-WF1, Class A6, 6.00%, 07/25/36 (c)		783	393,192
Jubilee CDO VIII BV, Series VIII-X, Class SUB, (6 mo. EURIBOR + 5.000%), 4.73%, 01/15/24 (a)(d)	EUR	880	—
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.00%, 01/20/31 (a)(b)	USD	8,120	8,124,920
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.040%), 3.44%, 07/20/31 (a)(b)		2,970	2,969,916
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 3.24%, 04/20/28 (a)(b)		3,430	3,426,855

Security	Par (000)		Value
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.310%), 3.67%, 03/20/30 (a)(b)	USD	500	$502,006
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40 (e)		4,790	5,102,613
Series 2002-A, Class C, 0.00%, 06/15/33		515	416,370
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 2.18%, 06/25/37 (a)(b)		544	380,865
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 01/22/24 (b)		14,780	14,631,965
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)(d)		4,645	4,624,539
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 3.20%, 05/15/28 (a)(b)		7,580	7,582,583
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, (1 mo. LIBOR US + 0.220%), 2.31%, 02/25/36 (a)		3,200	3,101,774
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 11/25/36 (a)		3,898	1,771,758
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.31%, 11/25/36 (a)		2,316	1,062,120
Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 2.28%, 03/25/46 (a)		20,196	9,977,142
Series 2006-2, Class 2A4, (1 mo. LIBOR US + 0.290%), 2.38%, 03/25/46 (a)		9,324	4,660,577
Series 2006-3, Class 2A3, (1 mo. LIBOR US + 0.180%), 2.27%, 05/25/46 (a)		11,086	4,778,932
Series 2006-3, Class 2A4, (1 mo. LIBOR US + 0.270%), 2.36%, 05/25/46 (a)		1,063	464,854
Series 2006-4, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 05/25/36 (a)		11,372	5,212,388
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.35%, 05/25/36 (a)		8,520	3,980,728
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.24%, 06/25/36 (a)		4,209	2,465,510
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 08/25/36 (a)		7,022	3,762,369
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 09/25/36 (a)		3,134	1,316,683
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.20%, 10/25/36 (a)		1,657	722,319
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 10/25/36 (a)		10,551	4,628,015
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.230%), 2.32%, 10/25/36 (a)		1,668	737,801
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.34%, 03/25/32 (a)		1,510	1,543,384
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.160%), 3.52%, 07/23/29 (a)(b)		1,000	999,720
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 3.31%, 04/19/30 (a)(b)		4,540	4,538,165
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, (3 mo. LIBOR US + 1.120%), 3.48%, 07/20/26 (a)(b)		26,018	26,014,625

7

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.55%, 10/21/30 (a)(b)	USD	14,970	$15,007,012
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.56%, 07/29/30 (a)(b)		14,080	14,114,916
Marathon CRE Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 1.150%), 0.00%, 06/15/28 (a)(b)		1,780	1,780,000
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.180%), 3.54%, 12/18/30 (a)(b)		2,500	2,502,475
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.35%, 06/25/36 (a)(b)		2,059	1,642,846
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 2.24%, 06/25/36 (a)		6,320	3,626,681
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.37%, 05/25/37 (a)		1,318	1,102,991
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.35%, 06/25/46 (a)(b)		649	609,613
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.33%, 05/25/37 (a)		2,199	1,526,479
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.35%, 08/25/37 (a)		479	100,696
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.090%), 2.18%, 06/25/37 (a)		976	314,501
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 3.02%, 04/21/31 (a)(b)(d)		2,020	2,011,920
Morgan Stanley ABS Capital I, Inc. Trust:
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.600%), 2.69%, 12/25/34 (a)		820	800,604
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.870%), 2.96%, 09/25/35 (a)		4,308	1,927,940
Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.22%, 11/25/36 (a)		14,166	8,882,936
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, (1 mo. LIBOR US + 0.110%), 2.20%, 11/25/36 (a)		1,193	594,070
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.320%), 2.41%, 07/25/37 (a)		1,557	1,473,818
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, (3 mo. LIBOR US + 2.180%), 4.54%, 01/20/24 (a)(b)		3,020	3,019,340
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, (3 mo. LIBOR US + 1.160%), 3.52%, 07/22/24 (a)(b)		1,038	1,038,213
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.61%, 10/20/30 (a)(b)		2,820	2,828,561
MP CLO VIII Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.910%), 3.27%, 10/28/27 (a)(b)		5,910	5,899,796
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.420%), 3.78%, 10/28/27 (a)(b)		3,250	3,235,729
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.180%), 2.27%, 06/25/37 (a)		337	334,928

Security	Par (000)		Value
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 08/15/44 (b)	USD	6,000	$5,749,451
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 3.82%, 10/17/44 (a)(b)		8,550	8,686,988
Series 2016-AA, Class B, 3.50%, 12/16/58 (b)(e)		2,040	1,987,396
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.850%), 3.20%, 01/15/28 (a)(b)		1,200	1,194,135
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.53%, 10/18/30 (a)(b)		5,520	5,536,529
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.49%, 10/25/36 (a)(b)		391	349,507
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, (3 mo. LIBOR US + 1.060%), 3.31%, 04/22/31 (a)(b)		10,850	10,858,338
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.870%), 3.23%, 10/20/27 (a)(b)		500	498,052
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/19 (e)		856	661,255
Series 2001-D, Class A4, 6.93%, 09/15/31 (e)		544	476,173
Series 2002-B, Class M1, 7.62%, 06/15/32 (e)		4,530	3,785,287
OCP CLO Ltd.:
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.080%), 3.44%, 04/26/31 (a)(b)		1,460	1,454,340
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.820%), 3.18%, 10/26/27 (a)(b)		820	819,788
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.850%), 4.21%, 10/26/27 (a)(b)		1,120	1,115,765
Series 2015-8A, Class A1R, (3 mo. LIBOR US + 0.850%), 3.20%, 04/17/27 (a)(b)		5,725	5,723,902
Series 2016-12A, Class A1, (3 mo. LIBOR US + 1.570%), 3.93%, 10/18/28 (a)(b)		1,350	1,352,560
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.260%), 3.61%, 07/15/30 (a)(b)		9,170	9,191,866
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.950%), 4.28%, 11/20/30 (a)(b)		500	496,398
OCP Euro CLO DAC:
Series 2017-2X, Class A, (3 mo. EURIBOR + 0.820%), 0.82%, 01/15/32 (a)	EUR	600	700,630
Series 2017-2X, Class B, (3 mo. EURIBOR + 1.350%), 1.35%, 01/15/32 (a)		750	875,865
Series 2017-2X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 01/15/32 (a)		447	518,044
Series 2017-2X, Class F, (3 mo. EURIBOR + 6.400%), 6.40%, 01/15/32 (a)		300	333,608
OCP Euro DAC, Series 2017-1X, Class E, (3 mo. EURIBOR + 5.350%), 5.35%, 06/18/30 (a)		200	234,920
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 3.32%, 04/16/31 (a)(b)	USD	7,300	7,283,658
Octagon Investment Partners 24 Ltd.:
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.900%), 3.23%, 05/21/27 (a)(b)		13,710	13,706,222

8

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Octagon Investment Partners 24 Ltd.: (continued)
Series 2015-1A, Class A2AR, (3 mo. LIBOR US + 1.350%), 3.68%, 05/21/27 (a)(b)	USD	9,100	$9,046,002
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.55%, 01/20/31 (a)(b)		1,310	1,311,787
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 3.45%, 04/15/26 (a)(b)		3,100	3,099,683
Octagon Investment Partners XVI Ltd.:
Series 2013-1A, Class A, (3 mo. LIBOR US + 1.120%), 3.47%, 07/17/25 (a)(b)		2,808	2,807,837
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.020%), 0.00%, 07/17/30 (a)(b)(d)		5,945	5,945,000
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 2.98%, 01/25/31 (a)(b)		7,240	7,236,028
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 4.11%, 07/15/27 (a)(b)		1,380	1,379,557
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.48%, 03/20/25 (a)(b)		11,430	11,399,903
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 1.010%), 3.37%, 10/20/25 (a)(b)		445	444,490
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, (3 mo. LIBOR US + 1.120%), 3.48%, 04/20/25 (a)(b)		2,469	2,469,196
OHA Loan Funding Ltd.:
Series 2013-1A, Class B2R, 3.28%, 07/23/25 (b)		1,700	1,693,601
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 3.37%, 05/23/31 (a)(b)(d)		5,315	5,315,000
OneMain Financial Issuance Trust:
Series 2014-2A, Class D, 5.31%, 09/18/24 (b)		1,885	1,900,531
Series 2015-1A, Class C, 5.12%, 03/18/26 (b)		1,536	1,562,830
Series 2015-2A, Class C, 4.32%, 07/18/25 (b)		4,830	4,819,302
Series 2016-2A, Class A, 4.10%, 03/20/28 (b)		2,207	2,220,315
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.640%), 2.73%, 07/25/33 (a)		998	987,654
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.23%, 02/25/37 (a)		1,433	1,071,529
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.210%), 2.30%, 03/25/37 (a)		2,360	1,617,881
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37 (c)		8,693	8,179,568
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37 (c)		13,924	13,697,768
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32 (e)		1,549	1,524,779
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 3.27%, 10/15/37 (a)(b)		2,831	2,823,051
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 01/25/37 (c)		1,990	1,836,456

Security	Par (000)		Value
OZLM Funding II Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.440%), 3.80%, 10/30/27 (a)(b)	USD	19,348	$19,393,981
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.61%, 10/22/30 (a)(b)		13,035	13,086,552
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 4.06%, 10/22/30 (a)(b)		2,120	2,117,641
OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 5.91%, 01/20/27 (a)(b)		4,360	4,364,865
OZLM VI Ltd., Series 2014-6A, Class A1S, (3 mo. LIBOR US + 1.080%), 3.43%, 04/17/31 (a)(b)		2,180	2,175,077
OZLM VII Ltd.:
Series 2014-7A, Class A1BR, (3 mo. LIBOR US + 1.150%), 3.50%, 07/17/26 (a)(b)		250	249,998
Series 2014-7A, Class B1R, (3 mo. LIBOR US + 2.250%), 4.60%, 07/17/26 (a)(b)		1,400	1,399,977
OZLM VIII Ltd.:
Series 2014-8A, Class A1AR, (3 mo. LIBOR US + 1.130%), 3.48%, 10/17/26 (a)(b)		3,370	3,369,437
Series 2014-8A, Class BR, (3 mo. LIBOR US + 2.250%), 4.60%, 10/17/26 (a)(b)		1,160	1,160,931
OZLM XI Ltd., Series 2015-11A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.61%, 10/30/30 (a)(b)		9,443	9,451,570
OZLM XII Ltd., Series 2015-12A, Class A1, (3 mo. LIBOR US + 1.450%), 3.81%, 04/30/27 (a)(b)		570	570,920
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 3.70%, 01/15/29 (a)(b)		4,770	4,770,000
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.220%), 3.57%, 11/22/30 (a)(b)		2,160	2,163,162
OZLM XV Ltd.:
Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 3.85%, 01/20/29 (a)(b)		4,740	4,754,308
Series 2016-15A, Class A2A, (3 mo. LIBOR US + 2.100%), 4.46%, 01/20/29 (a)(b)		1,940	1,946,567
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.900%), 3.97%, 01/20/31 (a)(b)		930	933,928
OZLME BV, Series 1X, Class E, (3 mo. EURIBOR + 6.450%), 6.45%, 01/18/30 (a)	EUR	475	570,307
OZLME II DAC, Series 2X, Class E, (3 mo. EURIBOR + 4.900%), 4.90%, 10/15/30 (a)		422	481,429
OZLME III DAC:
Series 3X, Class A1, (3 mo. EURIBOR + 0.750%), 0.75%, 08/24/30 (a)		2,300	2,678,774
Series 3X, Class E, (3 mo. EURIBOR + 4.800%), 4.80%, 08/24/30 (a)		900	1,031,527
Series 3X, Class SUB, 0.00%, 08/24/30 (e)		1,500	1,590,258
OZLME IV DAC, Series 4X, Class B, (3 mo. EURIBOR + 1.350%), 0.00%, 07/27/32 (a)		1,440	1,681,634
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1AR, (3 mo. LIBOR US + 1.220%), 3.57%, 10/17/27 (a)(b)	USD	2,280	2,281,774
Series 2013-2A, Class BR, (3 mo. LIBOR US + 2.250%), 4.60%, 10/17/27 (a)(b)		890	891,321
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.48%, 01/17/31 (a)(b)		4,548	4,547,695

9

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Palmer Square CLO Ltd.: (continued)
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.21%, 04/18/31 (a)(b)	USD	3,360	$3,363,360
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.350%), 0.00%, 08/15/26 (a)(b)		3,323	3,300,570
Palmer Square Loan Funding Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 0.740%), 3.09%, 10/15/25 (a)(b)		9,607	9,569,910
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.300%), 3.65%, 10/15/25 (a)(b)		6,400	6,402,979
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 3.21%, 07/20/27 (a)(b)		3,990	3,989,093
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 4.11%, 07/20/27 (a)(b)		1,150	1,145,857
Park Avenue Institutional Advisers CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.220%), 3.05%, 11/14/29 (a)(b)		6,970	6,997,741
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.700%), 3.53%, 11/14/29 (a)(b)		2,940	2,945,111
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22 (b)(c)		430	430,003
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL2, Class A1, 3.25%, 03/28/57 (b)(c)		3,375	3,362,658
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32 (b)		1,720	1,696,105
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		500	519,395
Series 2016-SFR1, Class A, (1 mo. LIBOR US + 1.500%), 3.59%, 09/17/33 (a)(b)		4,299	4,305,168
Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.850%), 5.94%, 09/17/33 (a)(b)		2,940	2,972,219
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 5.64%, 01/17/34 (a)(b)		1,590	1,615,578
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (b)		2,642	2,555,170
Series 2017-SFR1, Class D, 3.57%, 08/17/22 (b)		330	322,048
Series 2017-SFR1, Class E, 4.26%, 08/17/22 (b)		500	495,795
Series 2018-SFR1, Class E, 4.38%, 03/17/35 (b)		800	796,500
Series 2018-SFR1, Class F, 4.78%, 03/17/35 (b)		1,620	1,616,388
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.210%), 3.56%, 10/15/30 (a)(b)		3,730	3,742,990
Race Point X CLO Ltd., Series 2016-10A, Class A, (3 mo. LIBOR US + 1.600%), 3.96%, 07/25/28 (a)(b)		5,550	5,550,688
RAMP Trust:
Series 2006-RS6, Class A4, (1 mo. LIBOR US + 0.270%), 2.36%, 11/25/36 (a)		6,868	5,765,222
Series 2007-RS1, Class A3, (1 mo. LIBOR US + 0.170%), 2.26%, 02/25/37 (a)		2,233	1,223,879
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.72%, 04/15/29 (a)(b)		9,130	9,163,030
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.800%), 4.15%, 04/15/29 (a)(b)		3,870	3,876,147
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 4.10%, 10/15/29 (a)(b)		6,049	6,062,126

Security	Par (000)		Value
Rockford Tower CLO Ltd.: (continued)
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.65%, 10/15/29 (a)(b)	USD	940	$947,852
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.15%, 10/20/30 (a)(b)		8,220	8,220,349
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 2.78%, 04/20/31 (a)(b)		2,910	2,912,276
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.44%, 01/15/30 (a)(b)		13,785	13,784,341
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.300%), 2.39%, 08/25/36 (a)		601	584,180
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 2.38%, 01/25/47 (a)		1,814	1,066,843
Securitized Asset-Backed Receivables LLC Trust:
Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.28%, 11/25/36 (a)(b)		3,070	1,896,648
Series 2006-WM4, Class A2A, (1 mo. LIBOR US + 0.080%), 2.17%, 11/25/36 (a)		1,456	606,703
Series 2006-WM4, Class A2C, (1 mo. LIBOR US + 0.160%), 2.25%, 11/25/36 (a)		4,364	1,836,804
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.350%), 2.44%, 04/25/37 (a)(b)		1,038	1,027,617
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.160%), 2.25%, 07/25/36 (a)		1,008	349,796
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.120%), 2.84%, 07/15/30 (a)(b)		3,690	3,694,018
Silver Creek CLO Ltd.:
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 3.60%, 07/20/30 (a)(b)		3,920	3,932,979
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.300%), 4.66%, 07/20/30 (a)(b)		500	501,202
SLC Private Student Loan Trust, Series 2006-A, Class C, (3 mo. LIBOR US + 0.450%), 2.80%, 07/15/36 (a)		2,010	1,933,303
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.400%), 2.74%, 06/15/33 (a)		2,859	2,830,178
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 2.67%, 03/15/24 (a)		13,366	13,330,852
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.270%), 2.61%, 12/15/39 (a)		687	677,557
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%, 03/15/47 (b)		620	614,945
Series 2013-B, Class B, 3.00%, 05/16/44 (b)		2,095	2,083,243
Series 2013-C, Class A2B, (1 mo. LIBOR US + 1.400%), 3.47%, 10/15/31 (a)(b)		226	227,894
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40 (b)		2,480	2,411,696
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.43%, 01/26/31 (a)(b)		500	498,905
Sound Point CLO V Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.400%), 4.76%, 04/18/26 (a)(b)		937	936,594

10

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.300%), 3.66%, 01/23/27 (a)(b)	USD	6,225	$6,232,613
Sound Point CLO XI Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.650%), 4.01%, 07/20/28 (a)(b)		5,730	5,730,000
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.660%), 4.02%, 10/20/28 (a)(b)		3,010	3,010,000
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class A, (3 mo. LIBOR US + 1.530%), 3.89%, 01/23/29 (a)(b)		7,330	7,353,890
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.650%), 5.01%, 01/23/29 (a)(b)		1,000	1,004,916
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 3.75%, 01/23/29 (a)(b)		1,240	1,243,877
Sound Point CLO XVIII Ltd.:
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.120%), 2.86%, 01/20/31 (a)(b)		1,580	1,576,554
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.800%), 3.54%, 01/20/31 (a)(b)		500	498,491
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, (3 mo. LIBOR US + 1.150%), 3.65%, 04/18/31 (a)(b)		1,300	1,302,210
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 2.89%, 01/25/35 (a)		62	58,115
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29 (b)		8,280	8,249,208
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		3,952	3,945,142
St. Paul’s CLO IX DAC, Series 9X, Class A, (3 mo. EURIBOR + 0.820%), 0.82%, 11/15/30 (a)	EUR	2,320	2,710,654
St. Paul’s CLO VI DAC, Series 6X, Class D, (3 mo. EURIBOR + 6.500%), 6.50%, 07/22/29 (a)		680	799,390
Stanwich Mortgage Loan Co. LLC:
Series 2016-NPL2, Class NOTE, 3.72%, 08/16/46 (b)(c)(d)	USD	3,106	3,086,672
Series 2017-NPB1, Class A1, 3.60%, 05/17/22 (b)(c)(d)		12,690	12,688,063
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 2.88%, 01/15/30 (a)(b)		4,140	4,144,446
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 4.15%, 01/15/30 (a)(b)		1,630	1,621,502
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31 (b)		416	410,265
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.39%, 01/25/35 (a)		698	683,303
Symphony CLO VIII LP, Series 2012-8A, Class CR, (3 mo. LIBOR US + 3.050%), 5.39%, 01/09/23 (a)(b)		750	749,982
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.38%, 10/15/25 (a)(b)		2,952	2,951,158
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.960%), 3.31%, 04/16/31 (a)(b)		2,670	2,654,799

Security	Par (000)		Value
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 3.23%, 04/15/28 (a)(b)	USD	3,620	$3,614,482
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.52%, 11/17/30 (a)(b)		3,290	3,301,816
THL Credit Wind River CLO Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.100%), 3.46%, 01/22/27 (a)(b)		1,000	999,813
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.280%), 3.64%, 04/20/29 (a)(b)		2,340	2,346,401
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.150%), 3.50%, 01/16/31 (a)(b)		3,410	3,404,280
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.800%), 3.16%, 07/20/27 (a)(b)		1,000	998,428
Treman Park CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.370%), 3.73%, 04/20/27 (a)(b)		3,200	3,191,882
Tricon American Homes Trust:
Series 2017-SFR2, Class F, 5.10%, 01/17/36 (b)		800	809,840
Series 2018-SFR1, Class E, 4.56%, 05/17/37 (b)		890	883,802
Series 2018-SFR1, Class F, 4.96%, 05/17/37 (b)		610	607,556
Venture 32 CLO Ltd., Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.070%), 0.00%, 07/15/31 (a)(b)(d)		1,480	1,480,000
Venture XIX CLO Ltd.:
Series 2014-19A, Class AR, (3 mo. LIBOR US + 1.370%), 3.72%, 01/15/27 (a)(b)		1,020	1,019,539
Series 2014-19A, Class BR, (3 mo. LIBOR US + 2.000%), 4.35%, 01/15/27 (a)(b)		1,800	1,799,475
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.220%), 3.57%, 10/15/29 (a)(b)		9,820	9,858,248
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.480%), 3.84%, 04/20/26 (a)(b)		1,390	1,390,499
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 2.050%), 4.41%, 04/20/26 (a)(b)		710	709,757
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 3.91%, 01/20/29 (a)(b)		2,480	2,496,343
Voya CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.970%), 3.31%, 04/25/31 (a)(b)		1,815	1,813,548
Series 2013-3A, Class A1R, (3 mo. LIBOR US + 1.050%), 3.41%, 01/18/26 (a)(b)		7,246	7,244,950
Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.500%), 3.86%, 01/18/26 (a)(b)		3,145	3,144,683
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 3.08%, 07/25/26 (a)(b)		2,480	2,476,994
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 0.950%), 3.30%, 10/14/26 (a)(b)		4,740	4,739,955
Series 2014-4A, Class BR, (3 mo. LIBOR US + 2.000%), 4.35%, 10/14/26 (a)(b)		1,360	1,359,991
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.48%, 10/15/30 (a)(b)		6,640	6,660,365
Voya Euro CLO I DAC, Series 1X, Class SUB, 0.00%, 10/15/30 (e)	EUR	844	946,199

11

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.130%), 2.22%, 07/25/37 (a)(b)	USD	2,191	$2,066,433
WaMu Asset-Backed Certificates Trust:
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.34%, 04/25/37 (a)		10,252	5,571,402
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.45%, 04/25/37 (a)		1,101	605,348
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.27%, 09/25/36 (a)		5,430	2,715,871
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 2.25%, 10/25/36 (a)		2,306	1,991,113
Series 2007-HE2, Class 2A2, (1 mo. LIBOR US + 0.220%), 2.31%, 02/25/37 (a)		5,733	2,622,521
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 3.68%, 04/20/29 (a)(b)		2,160	2,166,856
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.150%), 2.88%, 01/17/31 (a)(b)		4,410	4,413,881
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.950%), 3.68%, 01/17/31 (a)(b)		750	750,998
West CLO Ltd., Series 2013-1A, Class A1AR, (3 mo. LIBOR US + 1.160%), 3.52%, 11/07/25 (a)(b)		9,473	9,473,467
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 08/15/22		3,000	3,008,041
Series 2012-C, Class C, 4.55%, 08/15/22		5,030	5,051,060
Series 2012-D, Class B, 3.34%, 04/17/23		3,551	3,551,041
WVUE, Series 2015-1A, Class A, 7.50%, 09/25/20 (b)(c)		90	89,741
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.49%, 06/25/37 (a)(b)		2,665	1,173,231
York CLO 1 Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.350%), 4.71%, 01/22/27 (a)(b)		500	500,611
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.51%, 01/22/31 (a)(b)		5,080	5,076,833
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.750%), 4.11%, 10/20/29 (a)(b)		2,480	2,485,002

Total Asset-Backed Securities — 12.7% (Cost: $1,678,272,566)			1,672,167,044

Security	Shares	Value
Common Stocks — 0.3%

Commercial Services & Supplies — 0.0%
BrightView Holdings, Inc. (f)	52,248	$1,146,844

Diversified Financial Services — 0.1%
Concrete Investment I SCA (d)(f)(g)	22,592	211,064
Concrete Investment II SCA (d)(f)(g)	12,471	—
Leisure Acquisition Corp. (f)	52,528	525,280
Pure Acquisition Corp. (f)(h)	41,254	422,853
Sentinel Energy Services, Inc. (f)	489,238	4,936,411

		6,095,608
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA (f)	707,501	524,175

Energy Equipment & Services — 0.1%
FTS International, Inc. (f)	182,660	2,601,078
Liberty Oilfield Services, Inc., Class A (f)(h)	114,781	2,148,700
Vantage Drilling Co. (f)	311,000	2,021

		4,751,799
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp. (f)(h)	177,423	1,898,426
Golden Entertainment, Inc. (f)	20,532	554,159
Scientific Games Corp. (f)	17,182	844,495

		3,297,080
Household Durables — 0.0%
DR Horton, Inc.	24,806	1,017,046
William Lyon Homes, Class A (f)	31,036	720,035

		1,737,081
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Energy Corp. (f)	30,991	733,247

IT Services — 0.0%
Everi Holdings, Inc. (f)	76,998	554,386

Media — 0.0%
Altice Europe NV (f)	157,729	640,223
Altice USA, Inc., Class A	233,860	3,989,652

		4,629,875
Metals & Mining — 0.0%
Northern Graphite Corp. (f)	99,612	31,445

Oil, Gas & Consumable Fuels — 0.1%
Bumi Resources Tbk PT (f)	16,623,092	261,029
Cheniere Energy Partners LP	42,516	1,528,450
CVR Refining LP (h)	19,489	435,579
Delek US Holdings, Inc.	23,741	1,191,086
Energen Corp. (f)	42,132	3,068,052
Sunoco LP	126,035	3,145,834

		9,630,030
Real Estate Management & Development — 0.0%
Aroundtown SA (f)	276,120	2,269,776

Total Common Stocks — 0.3% (Cost: $38,201,232)		35,401,346

12

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds — 32.4%

Aerospace & Defense — 0.6%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)	USD	1,372	$1,355,054
4.75%, 10/07/44 (b)		259	266,576
General Dynamics Corp., 3.75%, 05/15/28		10,090	10,182,155
L3 Technologies, Inc.:
3.85%, 06/15/23		6,230	6,217,046
3.85%, 12/15/26		6,460	6,216,236
Leonardo U.S. Holdings, Inc., 6.25%, 01/15/40 (b)		117	126,360
Lockheed Martin Corp.:
2.90%, 03/01/25		2,570	2,445,278
3.55%, 01/15/26		1,596	1,568,513
3.60%, 03/01/35		4,194	3,901,095
4.50%, 05/15/36		632	655,922
4.07%, 12/15/42		2,100	2,020,435
3.80%, 03/01/45		1,340	1,230,667
4.70%, 05/15/46		2,890	3,072,417
4.09%, 09/15/52		2,073	1,951,348
Northrop Grumman Corp.:
2.55%, 10/15/22		6,580	6,338,007
2.93%, 01/15/25		10,230	9,711,987
3.25%, 01/15/28		10,733	10,083,254
3.85%, 04/15/45		2,310	2,095,738
TransDigm, Inc., 5.50%, 10/15/20		770	770,000
United Technologies Corp.:
(3 mo. EURIBOR + 0.200%), 0.00%, 05/18/20 (a)	EUR	800	936,259
4.15%, 05/15/45	USD	2,411	2,239,407
4.05%, 05/04/47		7,250	6,635,018

			80,018,772
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 01/15/34		2,970	3,127,999
3.90%, 02/01/35		5,324	4,978,813
4.05%, 02/15/48		3,610	3,242,719
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	300	367,263

			11,716,794
Airlines — 0.4%
American Airlines Group, Inc., 4.63%, 03/01/20 (b)	USD	3,144	3,128,280
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 05/01/27		7,707	7,433,433
ANA Holdings, Inc.:
0.00%, 09/16/22 (i)(j)	JPY	10,000	91,564
0.00%, 09/19/24 (i)(j)		60,000	552,093
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20	USD	2,161	2,177,207
Delta Air Lines, Inc.:
2.88%, 03/13/20		26,462	26,287,713
2.60%, 12/04/20		10,240	10,017,876
Gol Finance, Inc., 7.00%, 01/31/25 (b)		3,362	2,698,677
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27 (b)		1,618	1,508,485
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 10/11/23		383	384,789
Series 2018-1, Class B, 4.60%, 03/01/26		2,300	2,311,412

			56,591,529
Auto Components — 0.2%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	3,100	3,351,472
Adler Pelzer Holding GmbH, 4.13%, 04/01/24		100	117,364

Security	Par (000)		Value
Auto Components (continued)
Aptiv PLC:
4.25%, 01/15/26	USD	4,053	$4,039,735
4.40%, 10/01/46		3,304	3,104,096
Federal-Mogul LLC/Federal-Mogul Financing Corp., 5.00%, 07/15/24	EUR	2,470	2,994,512
GKN Holdings PLC, 3.38%, 05/12/32	GBP	2,200	2,979,578
IHO Verwaltungs GmbH, 3.75% (3.75% Cash or 4.50% PIK), 09/15/26 (k)	EUR	1,580	1,876,235
ZF North America Capital, Inc.:
2.75%, 04/27/23		1,900	2,360,801
4.75%, 04/29/25 (b)	USD	4,642	4,641,389

			25,465,182
Automobiles — 0.4%
BMW U.S. Capital LLC, 3.10%, 04/12/21 (b)		9,740	9,679,222
Daimler AG, 0.50%, 09/09/19	EUR	720	846,585
Daimler Finance North America LLC:
3.10%, 05/04/20 (b)	USD	10,030	10,009,617
2.30%, 02/12/21 (b)		9,320	9,053,059
3.35%, 05/04/21 (b)		12,800	12,750,290
General Motors Co., 5.40%, 04/01/48		3,950	3,752,675
RCI Banque SA, (3 mo. EURIBOR + 0.650%), 0.33%, 04/12/21 (a)	EUR	740	866,731
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20 (b)	USD	6,950	6,836,454
Volkswagen International Finance NV, (3 mo. EURIBOR + 0.350%), 0.03%, 03/30/19 (a)	EUR	700	818,115
Volvo Car AB, 2.00%, 01/24/25		3,150	3,557,181

			58,169,929
Banks — 6.9%
ABN AMRO Bank NV, 2.65%, 01/19/21 (b)	USD	8,940	8,779,429
AIB Group PLC, 2.25%, 07/03/25	EUR	1,400	1,619,330
Alpha Bank AE, 2.50%, 02/05/23		1,400	1,632,051
Asian Development Bank, 5.90%, 12/20/22	INR	224,060	3,051,781
Banco BPM SpA, 1.75%, 04/24/23	EUR	130	141,440
Banco Espirito Santo SA:
2.63%, 05/08/17 (f)(l)		400	133,129
4.75%, 01/15/18 (f)(l)		2,200	725,789
4.00%, 01/21/19 (f)(l)		6,300	2,133,573
Banco Santander SA, 3.85%, 04/12/23	USD	7,200	7,041,544
Bank of America Corp.:
Series L, 2.25%, 04/21/20		7,485	7,382,306
2.63%, 10/19/20		24,595	24,292,481
(3 mo. LIBOR US + 0.660%), 2.37%, 07/21/21 (m)		27,085	26,551,270
(3 mo. LIBOR US + 0.630%), 2.33%, 10/01/21 (m)		52,140	50,972,412
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22 (m)		16,430	16,424,359
3.30%, 01/11/23		7,777	7,662,911
(3 mo. EURIBOR + 0.780%), 0.45%, 05/04/23 (a)	EUR	740	866,549
3.88%, 08/01/25	USD	13,368	13,301,080
3.50%, 04/19/26		5,111	4,943,708
Series L, 4.18%, 11/25/27		13,350	13,001,536
Bank of Ireland Group PLC, (5 yr. Note Generic Bid Yield, UK Govt Bonds + 2.700%), 3.13%, 09/19/27 (m)	GBP	100	127,941
Bank of Montreal, 3.10%, 04/13/21		17,080	17,011,777
Bank of Nova Scotia, 3.13%, 04/20/21		25,550	25,418,083
Bankia SA:
(5 yr. Euro Swap + 3.170%), 4.00%, 05/22/24 (m)	EUR	600	715,312

13

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
Bankia SA: (continued)
(5 yr. Euro Swap + 3.350%), 3.38%, 03/15/27 (m)	EUR	100	$118,882
Barclays PLC:
(3 mo. LIBOR US + 1.360%), 4.34%, 05/16/24 (m)	USD	5,820	5,748,047
4.38%, 09/11/24		5,200	5,054,293
(3 mo. LIBOR US + 1.900%), 4.97%, 05/16/29 (m)		9,280	9,193,849
3.25%, 01/17/33	GBP	1,250	1,506,356
4.95%, 01/10/47	USD	7,178	6,729,403
BB&T Corp., 2.45%, 01/15/20		4,200	4,158,969
BNP Paribas SA:
2.95%, 05/23/22 (b)		15,300	14,769,484
3.80%, 01/10/24 (b)		5,362	5,241,422
BPCE SA, 3.00%, 05/22/22 (b)		9,005	8,697,560
Branch Banking & Trust Co., 2.30%, 10/15/18		1,855	1,853,909
CaixaBank SA, (5 yr. Euro Swap + 2.350%), 2.75%, 07/14/28 (m)	EUR	600	709,599
CBB International Sukuk Co. 7SPC, 6.88%, 10/05/25 (b)	USD	556	551,830
Chong Hing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.030%), 3.88%, 07/26/27 (m)		670	643,355
Citigroup, Inc.:
2.50%, 07/29/19		10,612	10,564,395
2.90%, 12/08/21		17,940	17,574,470
3.50%, 05/15/23		4,389	4,292,039
3.88%, 03/26/25		4,740	4,597,174
(3 mo. LIBOR US + 1.560%), 3.89%, 01/10/28 (m)		3,255	3,152,581
Citizens Bank N.A.:
2.30%, 12/03/18		2,754	2,750,179
2.25%, 03/02/20		14,776	14,534,374
2.65%, 05/26/22		15,070	14,572,894
Cooperatieve Rabobank UA, 2.25%, 01/14/20		12,328	12,175,246
Danske Bank A/S, 3.88%, 09/12/23 (b)		5,200	5,159,633
Fifth Third Bank, 2.25%, 06/14/21		7,204	7,018,670
Gilex Holding Sarl, 8.50%, 05/02/23 (b)		3,368	3,463,146
HSBC Holdings PLC:
5.10%, 04/05/21		5,089	5,319,540
2.65%, 01/05/22		26,389	25,550,663
(3 mo. LIBOR US + 0.990%), 3.95%, 05/18/24 (m)		4,875	4,857,546
HSBC USA, Inc.:
2.35%, 03/05/20		24,820	24,530,115
2.75%, 08/07/20		3,077	3,048,688
Huntington National Bank, 3.25%, 05/14/21		9,040	9,018,772
ING Bank NV, 5.80%, 09/25/23 (b)		4,879	5,169,945
Intesa Sanpaolo SpA:
6.50%, 02/24/21 (b)		3,034	3,143,513
3.38%, 01/12/23 (b)		4,192	3,853,269
5.02%, 06/26/24 (b)		15,696	14,246,721
Inversiones Atlantida SA, 8.25%, 07/28/22 (b)		829	851,724
JPMorgan Chase & Co.:
4.63%, 05/10/21		12,586	13,018,877
(3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22 (m)		22,760	22,777,525
2.97%, 01/15/23		32,618	31,768,640
3.90%, 07/15/25		4,236	4,220,101
(3 mo. LIBOR US + 1.380%), 3.54%, 05/01/28 (m)		6,390	6,117,738
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38 (m)		11,240	10,381,195
KeyBank NA, 3.35%, 06/15/21		1,500	1,502,177
Lloyds Banking Group PLC:
4.45%, 05/08/25		6,170	6,207,296

Security	Par (000)		Value
Banks (continued)
Lloyds Banking Group PLC: (continued) 4.65%, 03/24/26	USD	15,440	$15,191,716
3.75%, 01/11/27		5,024	4,748,942
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22		12,326	12,101,155
3.46%, 03/02/23		27,130	26,896,640
Mizuho Financial Group, Inc.:
2.27%, 09/13/21		3,139	3,012,530
2.95%, 02/28/22		36,590	35,711,866
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.480%), 3.50%, 05/15/23 (m)		4,685	4,538,397
(3 mo. LIBOR US + 1.750%), 4.89%, 05/18/29 (m)		1,100	1,095,104
Santander UK Group Holdings PLC, 2.88%, 08/05/21		14,289	13,841,783
Santander UK PLC, 5.00%, 11/07/23 (b)		12,770	12,963,938
Shizuoka Bank Ltd., (3 mo. LIBOR US - 0.500%), 1.86%, 01/25/23 (a)(i)		200	200,500
Societe Generale SA, (5 yr. Euro Swap + 0.900%), 1.38%, 02/23/28 (m)	EUR	1,000	1,124,343
Sumitomo Mitsui Trust Bank Ltd.:
2.05%, 03/06/19 (b)	USD	44,355	44,115,903
1.95%, 09/19/19 (b)		15,285	15,080,144
SunTrust Banks, Inc., 4.00%, 05/01/25		2,065	2,074,840
Svenska Handelsbanken AB, 3.35%, 05/24/21		4,025	4,030,879
Synchrony Bank, 3.65%, 05/24/21		11,550	11,556,693
U.S. Bancorp:
2.95%, 07/15/22		7,244	7,078,183
Series X, 3.15%, 04/27/27		3,630	3,469,894
U.S. Bank NA, (3 mo. LIBOR US + 0.290%), 3.10%, 05/21/21 (m)		3,410	3,409,743
UniCredit SpA:
6.95%, 10/31/22	EUR	100	134,931
(5 yr. Euro Swap + 4.100%), 5.75%, 10/28/25 (m)		710	873,548
(5 yr. Euro Swap + 4.316%), 4.38%, 01/03/27 (m)		290	346,882
(USD Swap Rate 11:00 am NY 1 + 3.703%), 5.86%, 06/19/32 (b)(m)	USD	16,090	14,285,828
Volkswagen Bank GmbH, (3 mo. EURIBOR + 0.420%), 0.10%, 06/15/21 (a)	EUR	700	812,147
Washington Mutual Escrow Bonds:
0.00% (d)(f)(l)(n)	USD	2,570	—
0.00% (d)(f)(l)(n)		3,115	—
0.00% (d)(f)(l)(n)		11,911	1
0.00% (d)(f)(l)(n)		13,308	1
Wells Fargo & Co.:
2.60%, 07/22/20		4,233	4,179,251
2.55%, 12/07/20		3,376	3,322,678
2.50%, 03/04/21		13,915	13,604,462
2.10%, 07/26/21		3,400	3,266,973
2.63%, 07/22/22		24,255	23,362,022
Westpac Banking Corp.:
2.60%, 11/23/20		11,020	10,845,798
3.65%, 05/15/23		11,395	11,405,979
Yamaguchi Financial Group, Inc., (3 mo. LIBOR US - 0.500%), 1.84%, 03/26/20 (a)(i)		1,000	1,016,000
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		1,300	1,251,605

			905,296,894
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		11,072	10,919,398
3.30%, 02/01/23		6,425	6,371,278
3.65%, 02/01/26		1,855	1,815,940

14

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Beverages (continued)
Anheuser-Busch InBev Finance, Inc.: (continued)
4.70%, 02/01/36	USD	4,315	$4,373,455
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 04/15/38		12,430	12,067,098
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		400	240,198
Coca-Cola European Partners PLC, (3 mo. EURIBOR + 0.180%), 0.00%, 11/16/21 (a)	EUR	740	863,646
Diageo Finance PLC, 0.00%, 11/17/20		720	841,245
Heineken NV, 1.25%, 09/10/21		720	868,311
Molson Coors Brewing Co., (3 mo. EURIBOR + 0.350%), 0.03%, 03/15/19 (a)		740	864,665
Sapporo Holdings Ltd., 0.00%, 04/27/21 (i)(j)	JPY	20,000	181,773

			39,407,007
Biotechnology — 0.5%
AbbVie, Inc.:
2.50%, 05/14/20	USD	6,302	6,226,061
2.90%, 11/06/22		5,173	5,019,726
4.50%, 05/14/35		15,590	15,173,331
Amgen, Inc.:
2.13%, 05/01/20		4,058	3,989,366
4.40%, 05/01/45		6,271	5,976,721
Baxalta, Inc.:
4.00%, 06/23/25		9,045	8,854,810
5.25%, 06/23/45		3,800	3,920,919
Gilead Sciences, Inc.:
2.35%, 02/01/20		1,209	1,197,166
2.50%, 09/01/23		3,486	3,323,176
4.60%, 09/01/35		1,057	1,087,858
4.00%, 09/01/36		3,080	2,963,630
4.50%, 02/01/45		2,446	2,444,880
4.15%, 03/01/47		2,451	2,342,856

			62,520,500
Building Products — 0.1%
CRH America Finance, Inc., 3.40%, 05/09/27 (b)		5,790	5,449,746
Johnson Controls International PLC, 5.13%, 09/14/45		5,030	5,210,982
LIXIL Group Corp.:
0.00%, 03/04/20 (i)(j)	JPY	80,000	716,434
0.00%, 03/04/22 (i)(j)		30,000	271,774

			11,648,936
Capital Markets — 1.7%
Bagan Capital Ltd., 0.00%, 09/23/21 (i)(j)	USD	1,800	1,705,500
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,602,040
Cindai Capital Ltd., 0.00%, 02/08/23 (i)(j)		2,461	2,363,175
CME Group, Inc., 3.75%, 06/15/28		295	297,327
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	150	198,931
Credit Suisse AG, 3.00%, 10/29/21	USD	2,841	2,802,987
Credit Suisse Group AG, (3 mo. LIBOR US + 1.240%), 4.21%, 06/12/24 (b)(m)		9,600	9,606,985
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20		11,121	10,999,425
Deutsche Bank AG:
2.95%, 08/20/20		7,293	7,091,173
(USD Swap Rate 11:00 am NY 1 + 2.553%), 4.88%, 12/01/32 (m)	USD	1,800	1,539,936
Goldman Sachs Group, Inc.:
(3 mo. EURIBOR + 0.460%), 0.14%, 12/31/18 (a)	EUR	740	865,400
2.63%, 01/31/19	USD	10,208	10,199,779
2.00%, 04/25/19		2,308	2,292,035
2.60%, 04/23/20		5,099	5,050,883
2.75%, 09/15/20		2,492	2,462,285

Security	Par (000)		Value
Capital Markets (continued)
Goldman Sachs Group, Inc.: (continued)
2.63%, 04/25/21	USD	4,993	$4,882,792
2.35%, 11/15/21		14,988	14,413,825
(3 mo. LIBOR US + 1.170%), 3.49%, 05/15/26 (a)		10,315	10,189,291
(3 mo. LIBOR US + 1.373%), 4.02%, 10/31/38 (m)		4,160	3,790,367
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (i)(j)	HKD	12,000	1,489,370
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(f)(l)	USD	7,360	1
Modernland Overseas Pte Ltd., 6.95%, 04/13/24		277	238,337
Moody’s Corp., 2.75%, 12/15/21		6,246	6,100,356
Morgan Stanley:
2.80%, 06/16/20		8,614	8,544,491
2.75%, 05/19/22		34,565	33,484,853
3.75%, 02/25/23		5,956	5,962,753
3.70%, 10/23/24		1,474	1,455,201
(3 mo. LIBOR US + 1.340%), 3.59%, 07/22/28 (m)		20,490	19,474,660
Northern Trust Corp., (3 mo. LIBOR US + 1.131%), 3.38%, 05/08/32 (m)		5,200	4,884,973
Poseidon Finance 1 Ltd., 0.00%, 02/01/25 (i)(j)		740	752,025
State Street Corp., 2.65%, 05/19/26		3,056	2,869,253
UBS AG:
2.35%, 03/26/20		5,674	5,610,139
(3 mo. EURIBOR + 0.500%), 0.17%, 04/23/21 (a)	EUR	2,050	2,403,894
UBS Group Funding Switzerland AG:
2.95%, 09/24/20 (b)	USD	23,290	23,044,543
(3 mo. LIBOR US + 0.954%), 2.86%, 08/15/23 (b)(m)		15,580	14,911,860
4.13%, 09/24/25 (b)		2,534	2,516,293

			226,097,138
Chemicals — 0.2%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	119,986
Chemours Co., 4.00%, 05/15/26		2,755	3,201,206
Cydsa SAB de CV:
6.25%, 10/04/27 (b)	USD	2,845	2,564,767
6.25%, 10/04/27		546	492,219
Dow Chemical Co.:
4.38%, 11/15/42		1,370	1,290,455
4.63%, 10/01/44		2,072	2,038,066
E.I. du Pont de Nemours & Co., 2.20%, 05/01/20		2,765	2,725,417
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	100	121,914
Kansai Paint Co. Ltd.:
0.00%, 06/17/19 (i)(j)	JPY	90,000	827,124
0.00%, 06/17/22 (i)(j)		80,000	740,821
LG Chem Ltd., 0.00%, 04/16/21 (i)(j)	EUR	300	349,902
Mexichem SAB de CV, 5.50%, 01/15/48 (b)	USD	1,440	1,256,486
Mitsubishi Chemical Holdings Corp.:
0.00%, 03/30/22 (i)(j)	JPY	150,000	1,385,314
0.00%, 03/29/24 (i)(j)		40,000	375,288
Monsanto Co., 3.60%, 07/15/42	USD	2,845	2,332,000
OCI NV, 5.00%, 04/15/23	EUR	100	119,075
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (b)	USD	1,693	1,538,348
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	160	194,322
Rock International Investment, Inc., 6.63%, 03/27/20	USD	362	274,577
Sherwin-Williams Co.:
4.00%, 12/15/42		971	865,029

15

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals (continued)
Sherwin-Williams Co.: (continued)
4.50%, 06/01/47	USD	2,050	$1,956,548
UPL Corp. Ltd., 4.50%, 03/08/28		1,040	970,954
Yingde Gases Investment Ltd., 7.25%, 02/28/20		400	399,989

			26,139,807
Commercial Services & Supplies — 0.2%
Aviation Capital Group LLC, 2.88%, 09/17/18 (b)		6,335	6,336,187
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23 (b)		530	430,095
Elis SA, 1.88%, 02/15/23	EUR	100	115,174
IKB Deutsche Industriebank AG, (5 yr. Euro Swap + 3.617%), 4.00%, 01/31/28 (m)		900	1,021,067
Intrum AB, 2.75%, 07/15/22		200	221,879
Northwestern University, 3.66%, 12/01/57	USD	2,509	2,448,044
Paprec Holding SA, 4.00%, 03/31/25	EUR	100	115,466
Republic Services, Inc., 3.95%, 05/15/28	USD	6,445	6,357,799
University of Notre Dame du Lac, 3.39%, 02/15/48		2,760	2,598,787
University of Southern California, 3.03%, 10/01/39		6,656	6,035,914
Waste Management, Inc., 3.90%, 03/01/35		3,336	3,244,434
Wellcome Trust Ltd., 2.52%, 02/07/18	GBP	1,100	1,373,168

			30,298,014
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 04/27/20	USD	1,299	1,287,500
4.40%, 06/15/28		10,295	10,375,480
Juniper Networks, Inc., 3.30%, 06/15/20		2,728	2,724,776

			14,387,756
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17 (f)(l)	CNH	340	35,782
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19	USD	350	282,100
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		1,891	1,933,547
Shimizu Corp., 0.00%, 10/16/20 (i)(j)	JPY	50,000	485,481
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21	IDR	6,160,000	432,876

			3,169,786
Construction Materials — 0.0%
Buzzi Unicem SpA, 2.13%, 04/28/23	EUR	680	816,665
LafargeHolcim Finance U.S. LLC, 4.75%, 09/22/46 (b)	USD	4,445	4,162,947
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23		134	136,010

			5,115,622
Consumer Finance — 1.2%
Ally Financial, Inc., 3.25%, 11/05/18		156	156,000
Alpha Holding SA de CV, 10.00%, 12/19/22 (b)		621	574,425
American Express Co., 3.38%, 05/17/21		11,110	11,123,247
American Express Credit Corp.:
2.25%, 08/15/19		6,261	6,222,602
3.30%, 05/03/27		2,465	2,375,340
Capital One Financial Corp.:
2.40%, 10/30/20		7,757	7,566,070
3.45%, 04/30/21		9,745	9,722,520
Credivalores-Crediservicios SAS, 9.75%, 07/27/22 (b)		1,882	1,844,360
Discover Financial Services, 4.10%, 02/09/27		3,062	2,937,018
Ford Motor Credit Co. LLC:
5.75%, 02/01/21		4,631	4,859,240

Security	Par (000)		Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC: (continued)
(3 mo. EURIBOR + 0.430%), 0.10%, 05/14/21 (a)	EUR	2,900	$3,375,855
3.22%, 01/09/22	USD	31,365	30,684,193
(3 mo. EURIBOR + 0.420%), 0.10%, 12/07/22 (a)	EUR	395	453,500
General Motors Financial Co., Inc.:
3.10%, 01/15/19	USD	1,546	1,547,453
3.70%, 11/24/20		16,613	16,703,447
4.20%, 03/01/21		2,711	2,748,791
3.55%, 04/09/21		4,755	4,739,584
(3 mo. EURIBOR + 0.680%), 0.35%, 05/10/21 (a)	EUR	740	868,278
3.20%, 07/06/21	USD	20,017	19,756,554
3.15%, 06/30/22		15,215	14,787,002
4.00%, 01/15/25		6,362	6,167,508
Hyundai Capital Services, Inc., 3.00%, 08/29/22		1,150	1,102,873
Synchrony Financial:
2.60%, 01/15/19		3,356	3,349,549
2.70%, 02/03/20		1,986	1,965,060
4.50%, 07/23/25		4,007	3,935,316
Tarjeta Naranja SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 3.500%), 37.25%, 04/11/22 (a)(b)		3,141	1,664,730
Unifin Financiera SAB de CV SOFOM ENR, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.308%), 8.88% (b)(m)(n)		1,871	1,670,822

			162,901,337
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 06/30/21 (b)		211	213,374
4.25%, 09/15/22 (b)		336	329,700
6.75%, 05/15/24	EUR	100	125,596
BWAY Holding Co., 4.75%, 04/15/24		2,316	2,702,600
Crown European Holdings SA, 2.25%, 02/01/23 (b)		100	115,872
Graphic Packaging International LLC, 4.75%, 04/15/21	USD	104	105,040
International Paper Co., 4.35%, 08/15/48		1,532	1,374,255
Overseas Chinese Town Asia Holdings Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.708%), 4.30% (m)(n)		1,485	1,427,159
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg:
6.88%, 02/15/21		466	471,919
7.00%, 07/15/24 (b)		155	158,294
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20		6,987	7,013,469
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	118,094
Verallia Packaging SASU, 5.13%, 08/01/22		100	119,863

			14,275,235
Distributors — 0.0%
Docuformas SAPI de CV, 9.25%, 10/11/22 (b)	USD	952	861,560
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	100	121,438

			982,998
Diversified Consumer Services — 0.1%
George Washington University, 4.13%, 09/15/48	USD	5,303	5,363,184

16

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Consumer Services (continued)
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	1,385	$1,436,030
Wesleyan University, 4.78%, 07/01/16		2,607	2,660,970

			9,460,184
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		12,390	12,623,070
4.50%, 05/15/21		8,625	8,787,803
Altice Financing SA:
6.63%, 02/15/23 (b)		200	197,100
7.50%, 05/15/26 (b)		7,560	7,312,032
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	122,077
Asciano Finance Ltd., 4.75%, 03/22/28	USD	1,100	1,068,826
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23 (b)		1,600	1,587,396
5.00%, 04/20/48 (b)		4,030	3,718,116
AYC Finance Ltd., 0.50%, 05/02/19 (i)		600	593,250
Banca IFIS SpA, 2.00%, 04/24/23	EUR	110	121,666
Baoxin Auto Finance I Ltd.:
(3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.909%), 5.63% (m)(n)	USD	1,400	1,242,416
6.63%, 04/02/19		705	697,961
Bevco Lux S.à r.l., 1.75%, 02/09/23	EUR	2,020	2,351,368
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	USD	2,600	2,917,228
Blackstone Holdings Finance Co. LLC, 4.00%, 10/02/47 (b)		4,920	4,423,789
BP Capital Markets PLC:
2.32%, 02/13/20		32,725	32,410,954
3.22%, 04/14/24		3,930	3,856,087
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	134,284
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	USD	2,919	2,892,562
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27		600	560,556
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (b)		3,640	3,432,464
DKT Finance ApS, 7.00%, 06/17/23	EUR	4,316	5,103,234
Easy Tactic Ltd., 7.00%, 04/25/21	USD	400	387,967
EC Finance PLC:
2.38%, 11/15/22	EUR	100	115,723
2.38%, 11/15/22		100	114,953
Encavis Finance BV, (5 yr. Euro Swap + 1.100%), 5.25% (i)(m)(n)		900	1,127,746
Enel Finance International NV:
2.88%, 05/25/22 (b)	USD	11,450	10,909,870
3.63%, 05/25/27 (b)		7,810	7,143,926
Energuate Trust, 5.88%, 05/03/27 (b)		747	716,186
European Investment Bank, 1.38%, 09/15/21	EUR	800	983,621
Experian Finance PLC, 4.75%, 02/04/20		800	1,005,714
Fiat Chrysler Finance Europe SA, 4.75%, 07/15/22		100	129,000
Garfunkelux Holdco 3 SA, (3 mo. EURIBOR + 4.500%), 4.50%, 09/01/23 (a)		100	103,878
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	USD	11,710	11,344,411
GlaxoSmithKline Capital PLC:
0.63%, 12/02/19	EUR	800	944,521
2.85%, 05/08/22	USD	6,725	6,611,186
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		2,795	2,817,028
Gohl Capital Ltd., 4.25%, 01/24/27		1,325	1,254,177
GS Secured Notes:
Series 2018-12, 2.59%, 08/13/18 (b)(d)(e)		25,000	25,087,500
Series 2018-13, 2.69%, 11/13/18 (b)(d)(e)		34,000	34,102,000
Series 2018-14, 2.78%, 02/08/19 (b)(d)(e)		77,000	77,192,500
Guojing Capital BVI Ltd., 3.95%, 12/11/22		1,398	1,346,674

Security	Par (000)		Value
Diversified Financial Services (continued)
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	775	$888,475
Hyundai Capital America, 2.55%, 04/03/20 (b)	USD	21,316	20,947,891
Imperial Brands Finance PLC, 0.50%, 07/27/21	EUR	500	586,608
Jerrold Finco PLC:
6.25%, 09/15/21	GBP	800	1,081,930
6.13%, 01/15/24		1,442	1,912,715
LHC3 PLC, 4.13% (4.13% Cash or 4.88% PIK), 08/15/24 (k)	EUR	1,138	1,323,974
Maple Escrow Subsidiary, Inc.:
3.55%, 05/25/21 (b)	USD	6,785	6,790,993
4.06%, 05/25/23 (b)		6,575	6,591,033
Merck Financial Services GmbH, 4.50%, 03/24/20	EUR	309	389,145
Minejesa Capital BV, 4.63%, 08/10/30	USD	1,325	1,203,965
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (b)		1,025	998,094
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	431,075
ORIX Corp., 2.90%, 07/18/22		4,455	4,334,185
Pearl Holding III Ltd., 9.50%, 12/11/22		600	555,310
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	679,960
Santos Finance Ltd., 4.13%, 09/14/27		342	320,576
SCHMOLZ + BICKENBACH Luxembourg Finance SA, 5.63%, 07/15/22	EUR	100	118,002
Shell International Finance BV:
4.13%, 05/11/35	USD	3,328	3,375,779
3.63%, 08/21/42		2,135	1,948,995
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	1,800	2,038,308
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	2,429	2,738,115
Virgin Media Secured Finance PLC:
5.50%, 01/15/25	GBP	90	120,767
6.25%, 03/28/29		150	206,623
Woodside Finance Ltd., 3.65%, 03/05/25 (b)	USD	562	547,690
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		520	444,850

			340,167,878
Diversified Telecommunication Services — 1.5%
Altice Finco SA, 4.75%, 01/15/28	EUR	2,750	2,730,378
AT&T Inc.:
4.25%, 03/01/27	USD	6,635	6,493,773
5.25%, 03/01/37		6,384	6,279,004
AT&T, Inc.:
4.30%, 02/15/30 (b)		21,400	20,199,596
4.35%, 06/15/45		7,200	6,099,387
4.50%, 03/09/48		14,830	12,784,786
Axtel SAB de CV:
6.38%, 11/14/24 (b)		1,880	1,781,300
6.38%, 11/14/24		883	829,587
Cellnex Telecom SA, 1.50%, 01/16/26 (i)	EUR	1,600	1,881,842
Frontier Communications Corp.:
8.13%, 10/01/18	USD	104	104,520
7.13%, 03/15/19		873	879,547
8.50%, 04/01/26 (b)		1,646	1,588,390
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		310	308,450
Intelsat SA, 4.50%, 06/15/25 (b)(i)		503	615,516
OTE PLC, 3.50%, 07/09/20	EUR	100	120,916
TDC A/S, 3.75%, 03/02/22		100	122,619
Telecom Italia Capital SA, 7.18%, 06/18/19	USD	128	131,642
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	1,381	2,216,057
Telecom Italia SpA, 1.13%, 03/26/22 (i)		5,200	5,772,886
Telefonica Emisiones SAU, 4.67%, 03/06/38	USD	8,040	7,520,337
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	111,158
TELUS Corp., 4.60%, 11/16/48	USD	825	806,632
UPC Holding BV, 3.88%, 06/15/29	EUR	2,000	2,162,862
Verizon Communications, Inc.:
(3 mo. LIBOR US + 0.550%), 2.88%, 05/22/20 (a)	USD	25,040	25,222,642

17

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.: (continued)
3.45%, 03/15/21	USD	2,625	$2,641,720
4.33%, 09/21/28 (b)		57,013	56,505,635
4.50%, 08/10/33		11,430	11,068,602
4.40%, 11/01/34		2,549	2,377,280
2.88%, 01/15/38	EUR	335	384,358
4.13%, 08/15/46	USD	3,960	3,397,118
4.52%, 09/15/48		15,800	14,405,034
Wind Tre SpA:
3.13%, 01/20/25	EUR	875	827,700
5.00%, 01/20/26 (b)	USD	1,200	951,000
Ziggo Bond Finance BV, 4.63%, 01/15/25	EUR	100	115,186
Ziggo BV, 4.25%, 01/15/27		150	172,791

			199,610,251
Electric Utilities — 1.1%
Adani Transmission Ltd., 4.00%, 08/03/26	USD	862	764,080
AEP Texas, Inc., 3.95%, 06/01/28 (b)		7,780	7,755,533
Alabama Power Co.:
4.15%, 08/15/44		1,050	1,036,308
Series A, 4.30%, 07/15/48		5,435	5,519,332
Baltimore Gas & Electric Co., 3.50%, 08/15/46		2,327	2,082,103
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		4,050	3,975,348
Chugoku Electric Power Co., Inc.:
0.00%, 03/25/20 (i)(j)	JPY	10,000	89,645
0.00%, 01/25/22 (i)(j)		20,000	193,741
DTE Electric Co., 4.05%, 05/15/48	USD	5,910	5,868,997
Duke Energy Corp.:
4.80%, 12/15/45		6,510	6,810,169
3.75%, 09/01/46		6,985	6,152,449
Duke Energy Florida LLC, 3.80%, 07/15/28		2,780	2,795,054
Emera U.S. Finance LP:
2.15%, 06/15/19		4,838	4,787,500
2.70%, 06/15/21		7,299	7,104,206
Entergy Corp., 2.95%, 09/01/26		6,108	5,572,911
Eversource Energy, 2.90%, 10/01/24		8,685	8,243,622
Exelon Corp.:
2.85%, 06/15/20		6,160	6,105,168
2.45%, 04/15/21		1,306	1,269,232
4.95%, 06/15/35		1,409	1,483,258
4.45%, 04/15/46		9,785	9,506,548
Florida Power & Light Co., 4.13%, 06/01/48		4,485	4,533,411
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23 (b)		3,805	3,795,449
Huachen Energy Co. Ltd., 6.63%, 05/18/20		600	401,700
ITC Holdings Corp., 2.70%, 11/15/22		4,730	4,555,142
Kansas City Power & Light Co., 4.20%, 03/15/48		6,840	6,723,476
Kyushu Electric Power Co., Inc., 0.00%, 03/31/22 (i)(j)	JPY	30,000	278,418
MidAmerican Energy Co., 4.40%, 10/15/44	USD	2,689	2,771,833
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (b)		1,950	1,949,722
Northern States Power Co., 3.40%, 08/15/42		4,895	4,427,983
Ohio Power Co., 6.60%, 02/15/33		1,010	1,292,640
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		3,475	3,693,180
Southern Co., 4.40%, 07/01/46		6,810	6,648,385
Tampa Electric Co., 4.30%, 06/15/48		885	876,029
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (i)(j)	JPY	10,000	89,419
0.00%, 12/03/20 (i)(j)		110,000	986,090
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (b)	USD	6,547	6,525,714

Security	Par (000)		Value
Electric Utilities (continued)
Vistra Energy Corp.:
7.38%, 11/01/22	USD	10,626	$11,104,170
7.63%, 11/01/24		156	166,335

			147,934,300
Electrical Equipment — 0.0%
Bizlink Holding, Inc., 0.00%, 02/01/23 (i)(j)		750	752,813
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	1,760	1,764,193
Suzlon Energy Ltd., 5.75%, 07/16/19 (c)(i)	USD	500	450,000

			2,967,006
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 3.20%, 04/01/24		3,096	2,986,839
Corning, Inc., 4.38%, 11/15/57		9,400	8,194,778
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22 (i)(j)		600	590,700
Hosiden Corp., 0.00%, 09/20/24 (i)(j)	JPY	30,000	265,208
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19 (i)(j)	USD	600	598,050

			12,635,575
Energy Equipment & Services — 0.4%
Anton Oilfield Services Group, 9.75%, 12/05/20		400	401,964
Bristow Group, Inc., 8.75%, 03/01/23 (b)		6,867	6,686,741
Halliburton Co.:
3.80%, 11/15/25		17,405	17,280,521
5.00%, 11/15/45		1,146	1,220,992
Nabors Industries, Inc., 5.50%, 01/15/23		2	1,925
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21 (b)		1,419	1,333,973
PHI, Inc., 5.25%, 03/15/19		1,034	1,010,735
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		5,877	5,841,757
SEACOR Holdings, Inc., 3.25%, 05/15/30 (i)		4,204	4,283,414
Transocean Guardian Ltd., 5.88%, 01/15/24 (b)		1,034	1,030,123
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (b)		8,058	8,632,133
Transocean Proteus Ltd., 6.25%, 12/01/24 (b)		426	430,109

			48,154,387
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
3.30%, 02/15/21		2,758	2,755,012
3.45%, 09/15/21		2,787	2,775,457
3.50%, 01/31/23		783	770,226
3.00%, 06/15/23		18,170	17,422,855
5.00%, 02/15/24		785	814,072
4.40%, 02/15/26		541	537,125
Cromwell SPV Finance Pty Ltd., 2.50%, 03/29/25 (i)	EUR	500	578,062
Crown Castle International Corp.:
3.40%, 02/15/21	USD	1,628	1,626,093
2.25%, 09/01/21		5,986	5,738,226
3.20%, 09/01/24		11,755	11,094,004
Equinix, Inc.:
5.38%, 01/01/22		311	320,330
5.38%, 04/01/23		156	159,685
2.88%, 03/15/24	EUR	100	114,445
2.88%, 10/01/25		501	551,649
GLP Capital LP/GLP Financing II, Inc.:
4.88%, 11/01/20	USD	6,231	6,301,099
5.25%, 06/01/25		3,515	3,515,000
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25	EUR	700	797,595
2.50%, 11/28/29		900	1,038,207
Iron Mountain, Inc., 3.00%, 01/15/25		200	231,491

18

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP, 2.50%, 09/01/20	USD	8,092	$7,975,703
Suntec Real Estate Investment Trust, 1.75%, 11/30/24 (i)	SGD	1,500	1,050,275
Trust F/1401, 6.95%, 01/30/44	USD	700	686,000
Unibail-Rodamco SE, 0.13%, 05/14/21	EUR	1,800	2,106,898

			68,959,509
Food & Staples Retailing — 0.4%
Casino Guichard Perrachon SA, 4.56%, 01/25/23		200	238,254
CVS Health Corp.:
4.00%, 12/05/23	USD	6,885	6,913,652
4.10%, 03/25/25		9,645	9,593,893
4.78%, 03/25/38		2,410	2,370,407
5.13%, 07/20/45		11,865	12,022,570
5.05%, 03/25/48		8,200	8,345,109
Koninklijke Ahold Delhaize NV, (3 mo. EURIBOR + 0.180%), 0.00%, 03/19/21 (a)	EUR	740	864,641
Kroger Co., 2.65%, 10/15/26	USD	7,820	6,922,723
Picard Groupe SAS, (3 mo. EURIBOR + 3.000%), 3.00%, 11/30/23 (a)	EUR	159	181,271
Walgreens Boots Alliance, Inc., 4.65%, 06/01/46	USD	267	245,377
Walmart, Inc.:
3.55%, 06/26/25		4,680	4,709,677
4.05%, 06/29/48		2,215	2,230,484

			54,638,058
Food Products — 0.2%
Arcor SAIC, 6.00%, 07/06/23 (b)		661	660,669
Boparan Finance PLC, 4.38%, 07/15/21	EUR	436	441,697
Campbell Soup Co., 8.88%, 05/01/21	USD	2,350	2,652,599
Cargill, Inc., 1.88%, 09/04/19	EUR	800	955,295
Ezaki Glico Co. Ltd., 0.00%, 01/30/24 (i)(j)	JPY	10,000	91,451
General Mills, Inc., 3.20%, 04/16/21	USD	2,960	2,944,648
Grupo Bimbo SAB de CV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.280%), 5.95% (b)(m)(n)		1,485	1,466,437
Knight Castle Investments Ltd., 7.99%, 01/23/21		200	170,727
MARB BondCo PLC, 6.88%, 01/19/25 (b)		4,330	4,113,500
SSMS Plantation Holdings Pte Ltd., 7.75%, 01/23/23		1,000	879,591
Tyson Foods, Inc., 3.95%, 08/15/24		5,440	5,429,080

			19,805,694
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories:
2.80%, 09/15/20		2,980	2,957,448
3.40%, 11/30/23		1,730	1,706,862
3.88%, 09/15/25		952	948,946
3.75%, 11/30/26		17,890	17,584,475
Becton Dickinson and Co.:
2.13%, 06/06/19		16,315	16,235,320
2.68%, 12/15/19		4,549	4,514,882
2.89%, 06/06/22		11,575	11,195,728
4.69%, 12/15/44		703	681,402
Edwards Lifesciences Corp., 4.30%, 06/15/28		1,660	1,657,315
Medtronic, Inc.:
3.15%, 03/15/22		3,420	3,392,607
3.50%, 03/15/25		1,120	1,108,257
4.38%, 03/15/35		7,820	8,087,436
Stryker Corp., 4.63%, 03/15/46		2,325	2,368,712

			72,439,390
Health Care Providers & Services — 1.0%
Aetna, Inc.:
4.50%, 05/15/42		2,824	2,769,545
4.13%, 11/15/42		1,329	1,229,827

Security	Par (000)		Value
Health Care Providers & Services (continued)
Aetna, Inc.: (continued)
4.75%, 03/15/44	USD	1,703	$1,700,113
AHS Hospital Corp., 5.02%, 07/01/45		1,432	1,629,748
Anthem, Inc.:
2.30%, 07/15/18		14,113	14,111,213
4.10%, 03/01/28		3,335	3,262,414
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,550,842
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	1,017,253
Cigna Corp., 3.25%, 04/15/25		7,074	6,651,714
Dignity Health, 2.64%, 11/01/19		4,325	4,316,742
HCA, Inc.:
3.75%, 03/15/19		6,331	6,354,741
6.50%, 02/15/20		9,556	9,920,322
Howard Hughes Medical Institute, 3.50%, 09/01/23		898	909,527
Kaiser Foundation Hospitals:
3.50%, 04/01/22		4,233	4,270,718
4.15%, 05/01/47		3,830	3,878,432
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		2,946	2,922,511
New York & Presbyterian Hospital, 3.56%, 08/01/36		2,434	2,308,388
Ochsner Clinic Foundation, 5.90%, 05/15/45		1,305	1,614,865
Partners Healthcare System, Inc., 3.44%, 07/01/21		590	595,211
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48		2,843	2,724,497
Redco Group, 6.38%, 02/27/19		660	630,795
Rede D’or Finance S.à r.l., 4.95%, 01/17/28 (b)		487	434,039
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		1,250	1,399,383
SSM Health Care Corp.:
3.69%, 06/01/23		4,823	4,848,945
Series A, 3.82%, 06/01/27		8,447	8,414,843
Sutter Health, 3.70%, 08/15/28		3,484	3,456,143
Tenet Healthcare Corp.:
5.50%, 03/01/19		104	105,040
6.00%, 10/01/20		11,347	11,659,042
Trinity Health Corp., 4.13%, 12/01/45		3,449	3,375,975
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	100	111,049
UnitedHealth Group, Inc.:
2.70%, 07/15/20	USD	1,721	1,710,722
3.75%, 07/15/25		6,450	6,451,074
3.85%, 06/15/28		1,575	1,577,445
4.63%, 07/15/35		689	724,642
4.20%, 01/15/47		3,410	3,340,708
3.75%, 10/15/47		3,390	3,115,861

			125,094,329
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22 (b)		1,459	1,459,000
Accor SA, 2.63%, 02/05/21	EUR	500	618,853
Burger King France SAS, (3 mo. EURIBOR + 5.250%), 5.25%, 05/01/23 (a)		251	294,765
Carlson Travel, Inc.:
6.75%, 12/15/23 (b)	USD	1,351	1,323,980
9.50%, 12/15/24 (b)		215	194,575
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (b)		3,010	2,752,916
HIS Co. Ltd.:
0.00%, 08/30/19 (i)(j)	JPY	110,000	1,002,235
0.00%, 11/15/24 (i)(j)		50,000	456,126
International Game Technology PLC:
5.63%, 02/15/20 (b)	USD	2,694	2,727,675
6.25%, 02/15/22 (b)		3,246	3,327,150
4.75%, 02/15/23	EUR	100	124,458

19

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.:
0.50%, 01/15/21	EUR	800	$944,777
4.70%, 12/09/35	USD	4,725	4,923,957
4.88%, 12/09/45		1,005	1,055,131
4.45%, 03/01/47		3,465	3,419,368
MGM Resorts International:
8.63%, 02/01/19		807	827,175
5.25%, 03/31/20		156	158,730
Pinnacle Entertainment, Inc., 5.63%, 05/01/24		2,063	2,141,703
Resorttrust, Inc., 0.00%, 12/01/21 (i)(j)	JPY	120,000	1,072,754
REXLot Holdings Ltd., 4.50%, 04/17/19 (i)	HKD	1,161	118,369
Scientific Games International, Inc., 10.00%, 12/01/22	USD	8,694	9,276,237
Sisal Group SpA, 7.00%, 07/31/23	EUR	1,378	1,595,224
Stonegate Pub Co. Financing PLC, 4.88%, 03/15/22	GBP	100	130,061
Studio City Finance Ltd., 8.50%, 12/01/20	USD	400	402,000
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 06/30/27	GBP	2,230	3,240,183
Series N, 6.46%, 03/30/32		1,273	1,624,646
Vinpearl JSC, 3.50%, 06/14/23 (i)	USD	968	994,620

			46,206,668
Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 02/15/21 (b)		3,306	3,322,530
Beazer Homes USA, Inc., 8.75%, 03/15/22		3,502	3,720,875
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		1,533	1,552,162
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (b)		207	207,776
Century Communities, Inc., 6.88%, 05/15/22		1,021	1,044,789
GLP Capital LP/GLP Financing II, Inc., 4.38%, 04/15/21		228	228,000
Harvest International Co., 0.00%, 11/21/22 (i)(j)	HKD	8,000	1,071,938
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20 (i)(j)	JPY	100,000	921,284
K Hovnanian Enterprises, Inc.:
10.00%, 07/15/22 (b)	USD	3,774	3,972,135
10.50%, 07/15/24 (b)		4,057	4,178,710
KB Home:
4.75%, 05/15/19		468	469,919
8.00%, 03/15/20		104	110,760
Lennar Corp.:
4.50%, 06/15/19		156	156,390
2.95%, 11/29/20		20	19,496
8.38%, 01/15/21		755	824,837
4.75%, 04/01/21		192	194,736
5.88%, 11/15/24		4,092	4,234,787
Newell Brands, Inc.:
2.88%, 12/01/19		6,986	6,960,274
5.38%, 04/01/36		2,155	2,144,868
PulteGroup, Inc., 5.00%, 01/15/27		204	193,800
Whirlpool Corp., 0.63%, 03/12/20	EUR	800	943,349

			36,473,415
Household Products — 0.0%
Diamond BC BV, 5.63%, 08/15/25		100	104,658
Energizer Gamma Acquisition BV, 4.63%, 07/15/26		2,923	3,438,607

			3,543,265
Independent Power and Renewable Electricity Producers — 0.2%
AES Panama SRL, 6.00%, 06/25/22 (b)	USD	527	542,968
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		492	425,526
Genneia SA, 8.75%, 01/20/22 (b)		3,805	3,670,531
Inkia Energy Ltd., 5.88%, 11/09/27 (b)		1,409	1,313,892
NRG Energy, Inc.:
6.25%, 05/01/24		155	158,875

Security	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.: (continued)
2.75%, 06/01/48 (b)(i)	USD	2,906	$2,806,905
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27 (b)		1,497	1,317,659
Stoneway Capital Corp.:
10.00%, 03/01/27 (b)		5,572	5,569,158
10.00%, 03/01/27		2,105	2,103,926
Talen Energy Supply LLC:
9.50%, 07/15/22 (b)		156	153,173
6.50%, 06/01/25		3,607	2,750,337

			20,812,950
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		3,529	3,426,310
General Electric Co.:
(3 mo. EURIBOR + 0.300%), 0.00%, 05/28/20 (a)	EUR	740	864,934
4.50%, 03/11/44	USD	5,863	5,748,165
Grupo KUO SAB de CV, 5.75%, 07/07/27 (b)		3,203	2,930,745
Honeywell International, Inc., 3.81%, 11/21/47		1,550	1,517,555
Tyco Electronics Group SA:
3.45%, 08/01/24		865	847,016
3.13%, 08/15/27		1,860	1,735,085

			17,069,810
Insurance — 0.3%
Ambac Assurance Corp., 5.10%, 06/07/20 (b)		462	619,352
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.34%, 02/12/23 (a)(b)		3,282	3,331,399
Aon PLC, 4.75%, 05/15/45		1,475	1,456,498
Ardonagh Midco 3 PLC, 8.38%, 07/15/23	GBP	2,500	3,327,984
BNP Paribas Cardif SA, (3 mo. EURIBOR + 3.930%), 4.03% (m)(n)	EUR	1,300	1,570,364
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	1,311	1,249,881
Credit Agricole Assurances SA, (5 yr. Euro Swap + 4.350%), 4.50% (m)(n)	EUR	700	851,897
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26	USD	672	665,425
4.35%, 01/30/47		751	747,034
Meiji Yasuda Life Insurance Co., (USD Swap Rate 11:00 am NY 1 + 3.150%), 5.10%, 04/26/48 (m)		439	442,841
MetLife, Inc., 4.60%, 05/13/46		2,010	2,036,847
NN Group NV, (3 mo. EURIBOR + 3.900%), 4.38% (m)(n)	EUR	1,700	2,050,131
Principal Financial Group, Inc., 4.30%, 11/15/46	USD	1,190	1,131,386
Prudential Financial, Inc., 3.88%, 03/27/28		7,190	7,106,511
QBE Insurance Group Ltd., (10 yr. Swap Semi 30/360 US + 4.395%), 5.88%, 06/17/46 (m)		450	436,189
Sumitomo Life Insurance Co., (3 mo. LIBOR US + 2.993%), 4.00%, 09/14/77 (m)		400	373,000
T&D Holdings, Inc., 0.00%, 06/05/20 (i)(j)	JPY	80,000	722,576
Travelers Cos., Inc., 4.60%, 08/01/43	USD	3,289	3,451,871
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	210,590
Willis North America, Inc., 3.60%, 05/15/24		6,120	5,914,349

			37,696,125
Internet & Direct Marketing Retail — 0.0%
Ctrip.com International Ltd., 1.25%, 09/15/22 (i)		162	166,256

Internet Software & Services — 0.1%
United Group BV:
4.38%, 07/01/22	EUR	644	765,229
(3 mo. EURIBOR + 4.375%), 4.38%, 07/01/23 (a)		100	116,441
4.88%, 07/01/24		1,870	2,219,275
VeriSign, Inc., 4.63%, 05/01/23	USD	8,321	8,373,006

20

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Internet Software & Services (continued)
ZPG PLC, 3.75%, 07/15/23	GBP	100	$136,232

			11,610,183
IT Services — 0.3%
DXC Technology Co., 2.88%, 03/27/20	USD	3,373	3,348,840
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		277	278,747
4.50%, 08/15/46		1,179	1,095,037
4.75%, 05/15/48		4,550	4,395,464
GMO Payment Gateway, Inc., 0.00%, 06/19/23 (i)(j)	JPY	20,000	200,154
Total System Services, Inc.:
3.80%, 04/01/21	USD	1,910	1,923,057
3.75%, 06/01/23		5,550	5,500,164
4.80%, 04/01/26		8,040	8,242,067
Transcosmos, Inc., 0.00%, 12/22/20 (i)(j)	JPY	40,000	362,643
Vantiv LLC/Vantiv Issuer Corp., 3.88%, 11/15/25 (b)	GBP	107	133,503
Visa, Inc.:
3.15%, 12/14/25	USD	2,055	1,987,963
4.15%, 12/14/35		6,159	6,381,825
Xerox Corp., 3.63%, 03/15/23		877	841,477

			34,690,941
Leisure Products — 0.0%
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	1,059	1,405,399

Life Sciences Tools & Services — 0.1%
IQVIA, Inc., 3.25%, 03/15/25	EUR	100	113,358
Thermo Fisher Scientific, Inc., 3.65%, 12/15/25 .	USD	11,529	11,255,815

			11,369,173
Machinery — 0.0%
Colfax Corp., 3.25%, 05/15/25	EUR	100	117,133
CRRC Corp. Ltd., 0.00%, 02/05/21 (i)(j)	USD	1,250	1,237,500
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (b)		134	135,675
Haitian International Holdings Ltd., 2.00%, 02/13/19 (i)		1,000	991,250
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		598	608,510
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	1,817	2,026,728

			5,116,796
Marine — 0.0%
CMA CGM SA, 5.25%, 01/15/25		1,300	1,230,211

Media — 1.3%
Altice France SA, 6.00%, 05/15/22 (b)	USD	1,700	1,706,035
Altice Luxembourg SA, 7.75%, 05/15/22 (b)		1,700	1,644,750
Cablevision SA, 6.50%, 06/15/21 (b)		661	656,750
CBS Corp., 2.30%, 08/15/19		4,291	4,251,465
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22		155	155,484
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20		13,915	13,897,328
4.46%, 07/23/22		13,691	13,859,219
4.50%, 02/01/24		7,170	7,162,941
4.91%, 07/23/25		9,864	9,961,498
6.38%, 10/23/35		4,126	4,311,698
5.38%, 05/01/47		6,890	6,256,794
5.75%, 04/01/48		4,600	4,453,346
Comcast Corp.:
4.25%, 01/15/33		1,265	1,235,336
4.40%, 08/15/35		5,694	5,540,219
3.20%, 07/15/36		9,951	8,278,727
3.40%, 07/15/46		2,021	1,638,871
Cox Communications, Inc., 3.15%, 08/15/24 (b)		9,645	9,137,360
CSC Holdings LLC:
7.63%, 07/15/18		5,615	5,617,807

Security	Par (000)		Value
Media (continued)
CSC Holdings LLC: (continued)
8.63%, 02/15/19	USD	104	$106,990
10.13%, 01/15/23 (b)		217	239,242
Discovery Communications LLC:
3.80%, 03/13/24		4,497	4,425,867
3.95%, 06/15/25 (b)		4,175	4,069,948
5.20%, 09/20/47		2,355	2,284,220
Interpublic Group of Cos., Inc., 4.00%, 03/15/22		2,564	2,584,507
Kakao Corp., 0.00%, 05/11/21 (i)(j)	KRW	400,000	379,991
NBCUniversal Media LLC, 4.45%, 01/15/43	USD	3,047	2,880,413
Time Warner Cable LLC:
5.00%, 02/01/20		2,900	2,960,545
4.13%, 02/15/21		5,862	5,891,839
4.00%, 09/01/21		911	910,979
5.50%, 09/01/41		2,025	1,883,984
4.50%, 09/15/42		314	257,998
Unitymedia GmbH, 3.75%, 01/15/27	EUR	7,040	8,575,661
Viacom, Inc.:
2.75%, 12/15/19	USD	1,328	1,315,956
4.50%, 03/01/21		3,389	3,447,920
5.85%, 09/01/43		2,460	2,458,892
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	129,823
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		100	133,757
Warner Media LLC:
2.10%, 06/01/19	USD	9,144	9,080,208
3.60%, 07/15/25		2,168	2,061,373
4.65%, 06/01/44		1,620	1,437,853
4.85%, 07/15/45		7,065	6,435,654
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	100	120,721
Ziggo Bond Co. BV, 7.13%, 05/15/24		1,833	2,287,745

			166,127,714
Metals & Mining — 0.2%
Anglo American Capital PLC, 3.63%, 09/11/24 (b)	USD	7,445	7,049,002
Barrick Gold Corp., 5.25%, 04/01/42		2,470	2,583,249
Constellium NV, 4.25%, 02/15/26	EUR	2,561	2,906,700
Largo Resources Ltd., 9.25%, 06/01/21 (b)	USD	366	366,000
Newmont Mining Corp.:
3.50%, 03/15/22		6,890	6,851,297
4.88%, 03/15/42		95	94,894
Nucor Corp., 5.20%, 08/01/43		1,640	1,812,313
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	2,793	3,026,699
Nyrstar NV, 5.00%, 07/11/22 (i)		400	456,377
Press Metal Labuan Ltd., 4.80%, 10/30/22	USD	200	184,882
Samarco Mineracao SA, 4.13%, 11/01/22 (f)(l)		1,930	1,399,250
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		285	265,300
Steel Dynamics, Inc.:
5.13%, 10/01/21		5,002	5,045,767
5.25%, 04/15/23		156	157,365

			32,199,095
Multiline Retail — 0.0%
Takashimaya Co. Ltd., 0.00%, 12/11/18 (i)(j)	JPY	30,000	271,047

Multi-Utilities — 0.4%
Alliant Energy Finance LLC, 3.75%, 06/15/23 (b) ..		1,795	1,794,671
Ameren Illinois Co., 3.80%, 05/15/28		3,730	3,766,395
Consumers Energy Co., 4.05%, 05/15/48		1,325	1,322,615
NiSource, Inc., 3.49%, 05/15/27		5,615	5,369,115
Pacific Gas & Electric Co.:
3.30%, 12/01/27		5,360	4,812,980
3.95%, 12/01/47		2,245	1,920,490
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		6,530	6,328,869

21

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Multi-Utilities (continued)
Virginia Electric & Power Co.: (continued)
Series A, 3.50%, 03/15/27	USD	7,943	$7,798,755
4.00%, 01/15/43		5,720	5,465,460
4.45%, 02/15/44		1,674	1,700,617
Series B, 4.20%, 05/15/45		2,462	2,420,885
Series C, 4.00%, 11/15/46		3,275	3,146,915
WEC Energy Group, Inc., 3.38%, 06/15/21		1,330	1,333,780

			47,181,547
Oil, Gas & Consumable Fuels — 2.6%
ABM Investama Tbk PT, 7.13%, 08/01/22		250	222,411
Aker BP ASA, 5.88%, 03/31/25 (b)		525	540,619
Anadarko Petroleum Corp.:
3.45%, 07/15/24		8,295	7,970,612
6.20%, 03/15/40		7,600	8,562,594
Andeavor, 4.75%, 12/15/23		3,000	3,113,162
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		6,486	6,648,150
3.50%, 12/01/22		5,540	5,413,007
6.38%, 05/01/24		207	220,972
4.25%, 12/01/27		1,615	1,547,003
5.20%, 12/01/47		4,355	4,200,583
Antero Resources Corp., 5.13%, 12/01/22		306	306,765
Apache Corp.:
2.63%, 01/15/23		5,216	4,950,546
4.25%, 01/15/44		12,105	10,702,025
Buckeye Partners LP, 4.88%, 02/01/21		10,950	11,141,674
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		200	192,936
Bumi Resources Tbk PT, 0.00%, 12/11/22 (d)(i)(j)		50	19,097
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20		260	261,625
Cenovus Energy, Inc., 4.25%, 04/15/27		7,575	7,296,195
Chaparral Energy, Inc., 8.75%, 07/15/23 (b)		1,635	1,646,241
Cheniere Energy Partners LP, 5.25%, 10/01/25 (b)		156	152,170
Cheniere Energy, Inc., 4.88% (4.88 Cash or 4.88% PIK), 05/28/21 (b)(i)(k)		3,985	4,094,400
Chesapeake Energy Corp.:
6.63%, 08/15/20		623	640,132
6.13%, 02/15/21		260	263,250
8.00%, 12/15/22 (b)		10,719	11,251,734
5.50%, 09/15/26 (i)		5,756	5,849,736
Cimarex Energy Co.:
4.38%, 06/01/24		4,790	4,829,536
3.90%, 05/15/27		6,100	5,857,275
Concho Resources, Inc., 3.75%, 10/01/27		10,795	10,384,189
Continental Resources, Inc., 4.50%, 04/15/23		18,258	18,527,904
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		311	317,220
DCP Midstream Operating LP, 9.75%, 03/15/19 (b)		260	270,725
DEA Finance SA, 7.50%, 10/15/22	EUR	130	163,346
Devon Energy Corp., 4.00%, 07/15/21	USD	2,889	2,925,499
Enbridge, Inc.:
2.90%, 07/15/22		5,945	5,774,268
3.70%, 07/15/27		4,740	4,491,670
Energy Resources LLC, 8.00%, 09/30/22 (e)		152	147,022
Energy Transfer Partners LP, 6.50%, 02/01/42		10,400	10,715,125
Enterprise Products Operating LLC:
5.10%, 02/15/45		1,248	1,284,818
4.90%, 05/15/46		5,273	5,283,336
EOG Resources, Inc.:
4.15%, 01/15/26		2,601	2,660,281
3.90%, 04/01/35		1,670	1,620,194
Exxon Mobil Corp., 1.82%, 03/15/19		7,393	7,355,763
Frontera Energy Corp., 9.70%, 06/25/23 (b)		2,799	2,774,509
Hammerhead Resources, Inc., 9.00%, 07/10/22		4,789	4,549,550

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp., 5.80%, 04/01/47	USD	7,175	$7,414,224
Kinder Morgan Energy Partners LP, 4.30%, 05/01/24		5,041	5,035,475
Kinder Morgan, Inc., 5.05%, 02/15/46		15,160	14,068,207
Marathon Petroleum Corp., 5.85%, 12/15/45		3,665	3,879,975
Matador Resources Co., 6.88%, 04/15/23		989	1,035,977
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		500	438,449
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		1,000	996,867
MPLX LP:
4.13%, 03/01/27		6,280	5,990,515
5.20%, 03/01/47		1,844	1,832,243
Oasis Petroleum, Inc.:
6.50%, 11/01/21		1,547	1,577,940
6.88%, 03/15/22		2,784	2,831,913
Odebrecht Offshore Drilling Finance Ltd.:
6.72%, 12/01/22 (b)		1,266	1,139,093
7.72% (7.72% Cash or 7.72% PIK), 12/01/26 (b)(k)		36	9,295
Odebrecht Oil & Gas Finance Ltd., 0.00% (b)(j)(n)		193	2,369
Pioneer Natural Resources Co., 4.45%, 01/15/26		1,600	1,645,249
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22		955	936,130
Puma International Financing SA, 5.00%, 01/24/26 (b)		3,148	2,881,059
Resolute Energy Corp., 8.50%, 05/01/20		6,435	6,418,912
Rockies Express Pipeline LLC:
6.00%, 01/15/19 (b)		3,273	3,309,821
5.63%, 04/15/20 (b)		2,530	2,590,087
RSP Permian, Inc.:
6.63%, 10/01/22		7,287	7,656,451
5.25%, 01/15/25		1,850	1,978,945
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24		10,750	11,466,540
5.88%, 06/30/26		4,000	4,289,978
Sable Permian Resources Land LLC, 13.00%, 11/30/20 (b)		1,080	1,193,400
Spectra Energy Partners LP, 4.50%, 03/15/45		6,470	5,993,702
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		7,980	7,337,547
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.13%, 11/15/19		311	311,000
Tecpetrol SA, 4.88%, 12/12/22 (b)		1,890	1,742,958
TransCanada PipeLines Ltd.:
2.50%, 08/01/22		12,981	12,471,240
4.88%, 05/15/48		3,250	3,281,672
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26		2,717	3,292,836
Tullow Oil Jersey Ltd., 6.63%, 07/12/21 (i)		2,000	2,542,500
Tullow Oil PLC:
6.25%, 04/15/22 (b)		1,400	1,358,000
7.00%, 03/01/25 (b)		500	473,125
Valero Energy Corp., 3.65%, 03/15/25		8,755	8,551,187
Whiting Petroleum Corp., 1.25%, 04/01/20 (i)		1,056	1,007,879
Williams Partners LP:
4.00%, 09/15/25		9,010	8,806,171
5.40%, 03/04/44		5,080	5,234,531
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		770	736,312

			340,899,643
Paper & Forest Products — 0.1%
Daio Paper Corp., 0.00%, 09/17/20 (i)(j)	JPY	140,000	1,354,604
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21 (b)	USD	1,939	1,995,716
Georgia-Pacific LLC, 7.38%, 12/01/25		3,288	4,004,933

22

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Paper & Forest Products (continued)
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	$120,686
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26		2,224	2,584,438
Stora Enso OYJ, 2.50%, 03/21/28		2,082	2,442,182

			12,502,559
Personal Products — 0.0%
Unilever NV, 1.75%, 08/05/20		442	536,357

Pharmaceuticals — 0.7%
Allergan Finance LLC, 3.25%, 10/01/22	USD	7,075	6,873,717
Allergan Funding SCS:
3.00%, 03/12/20		22,906	22,797,457
3.80%, 03/15/25		14,891	14,459,834
Bayer U.S. Finance II LLC, 3.50%, 06/25/21 (b)		3,240	3,246,444
Glenmark Pharmaceuticals Ltd., 2.00%, 06/28/22 (i)		500	507,250
Merck & Co., Inc., 3.60%, 09/15/42		835	779,890
Pfizer, Inc., 4.00%, 12/15/36		5,860	5,862,619
Sanofi:
0.00%, 03/21/20	EUR	900	1,053,554
(3 mo. EURIBOR + 0.150%), 0.00%, 03/21/20 (a)		1,500	1,758,709
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	USD	22,280	21,929,909
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		521	508,615
Valeant Pharmaceuticals International, 7.25%, 07/15/22 (b)		806	825,473
Valeant Pharmaceuticals International, Inc.:
5.38%, 03/15/20 (b)		806	816,833
7.50%, 07/15/21 (b)		5,143	5,223,359
6.50%, 03/15/22 (b)		3,642	3,769,470
7.00%, 03/15/24 (b)		310	325,019

			90,738,152
Professional Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (b)		1,671	1,641,925

Real Estate Management & Development — 0.3%
ADLER Real Estate AG:
1.50%, 12/06/21	EUR	560	654,471
1.88%, 04/27/23		1,000	1,135,695
2.13%, 02/06/24		2,707	3,068,143
3.00%, 04/27/26		1,300	1,479,555
Akelius Residential Property AB, (5 yr. Euro Swap + 3.488%), 3.88%, 10/05/78 (m)		100	113,945
Central China Real Estate Ltd., 6.88%, 10/23/20	USD	1,000	971,482
China Evergrande Group:
6.25%, 06/28/21		428	402,027
4.25%, 02/14/23 (i)	HKD	15,000	1,706,370
7.50%, 06/28/23	USD	476	425,353
8.75%, 06/28/25		296	259,558
China Overseas Finance Investment Cayman V Ltd., 0.00%, 01/05/23 (i)(j)		1,400	1,466,500
China SCE Property Holdings Ltd., 7.45%, 04/17/21		400	390,926
CIFI Holdings Group Co, Ltd., 0.00%, 02/12/19 (i)(j)	HKD	8,000	994,188
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20	USD	700	691,250
6.88%, 04/23/21		980	967,559
Fantasia Holdings Group Co. Ltd.:
7.25%, 02/13/19		460	447,908
8.38%, 03/08/21		510	452,860
7.38%, 10/04/21		645	554,505
7.95%, 07/05/22		530	450,330

Security	Par (000)		Value
Real Estate Management & Development (continued)
Future Land Development Holdings Ltd.:
2.25%, 02/10/19 (i)	HKD	7,300	$917,664
5.00%, 02/16/20	USD	400	387,600
Global Prime Capital Pte Ltd., 7.25%, 04/26/21		840	835,634
Grand City Properties SA, 1.50%, 02/22/27	EUR	1,100	1,233,707
Greenland Global Investment Ltd., 6.75%, 05/22/19	USD	300	300,746
Guorui Properties Ltd., 7.00%, 03/21/20		411	370,730
Jingrui Holdings Ltd., 9.45%, 04/23/21		700	671,614
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		504	406,831
Lodha Developers International Ltd., 12.00%, 03/13/20		200	208,500
Logan Property Holdings Co. Ltd., 6.88%, 04/24/21		300	297,069
New Metro Global Ltd., 6.50%, 04/23/21		200	194,212
No Va Land Investment Group Corp., 5.50%, 04/27/23 (d)(i)		800	779,000
Powerlong Real Estate Holdings Ltd.:
0.00%, 02/11/19 (i)(j)	HKD	5,000	622,961
6.95%, 04/17/21	USD	400	379,948
Redco Properties Group Ltd., 7.00%, 11/14/18		250	244,999
RPG Byty SRO, 3.38%, 10/15/24	EUR	100	116,196
Shui On Development Holding Ltd., (5 yr. Swap Semi 30/360 US + 8.809%), 7.50% (i)(m)(n)	USD	500	505,000
Singha Estate PCL, 2.00%, 07/20/22 (i)		1,000	957,500
Summit Germany Ltd., 2.00%, 01/31/25	EUR	100	111,490
Sunac China Holdings Ltd., 6.88%, 08/08/20	USD	800	778,554
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 04/15/21 (b)		2,305	2,305,000
Times China Holdings Ltd.:
6.25%, 01/17/21		200	189,193
7.85%, 06/04/21		400	388,574
5.75%, 04/26/22		200	177,184
TLG Immobilien AG, 1.38%, 11/27/24	EUR	1,100	1,282,215
Vanke Real Estate Hong Kong Co. Ltd., (3 mo. LIBOR US + 1.550%), 3.88%, 05/25/23 (a)	USD	790	785,584
VLL International, Inc., 5.75%, 11/28/24		375	352,257
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		410	383,341
Yuzhou Properties Co. Ltd., 7.90%, 05/11/21		200	202,457

			33,018,385
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45		1,419	1,383,662
4.70%, 09/01/45		1,265	1,334,667
4.13%, 06/15/47		4,080	3,990,544
CSX Corp., 4.25%, 11/01/66		3,523	3,045,900
Europcar Groupe SA, 4.13%, 11/15/24	EUR	100	114,333
Hertz Holdings Netherlands BV, 5.50%, 03/30/23		2,031	2,295,926
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24 (i)(j)	JPY	20,000	197,805
Norfolk Southern Corp., 4.05%, 08/15/52	USD	3,247	2,961,190
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		7,682	7,163,458
Ryder System, Inc., 3.75%, 06/09/23		455	454,642
Union Pacific Corp.:
3.38%, 02/01/35		1,864	1,666,795
3.60%, 09/15/37		5,060	4,641,816
3.88%, 02/01/55		4,114	3,598,886
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,893	2,803,058

			35,652,682
Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.:
2.50%, 12/05/21		6,304	6,107,999
3.90%, 12/15/25		680	673,657
3.50%, 12/05/26		7,410	7,067,295

23

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.: (continued)
5.30%, 12/15/45	USD	374	$398,383
Applied Materials, Inc., 4.35%, 04/01/47		1,958	1,957,348
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20		49,264	48,622,088
2.20%, 01/15/21		4,190	4,057,481
3.00%, 01/15/22		37,309	36,288,995
Lam Research Corp.:
2.75%, 03/15/20		3,359	3,339,358
2.80%, 06/15/21		3,933	3,865,910
Neo Solar Power Corp., 0.00%, 10/27/19 (i)(j)		700	657,125
NXP BV/NXP Funding LLC, 4.13%, 06/15/20 (b)		210	212,100
QUALCOMM, Inc.:
2.60%, 01/30/23		7,895	7,549,481
4.80%, 05/20/45		2,164	2,164,095
4.30%, 05/20/47		5,210	4,846,984
Texas Instruments, Inc., 4.15%, 05/15/48		2,275	2,308,855
Xilinx, Inc., 2.95%, 06/01/24		3,360	3,195,915

			133,313,069
Software — 0.7%
Autodesk, Inc., 3.50%, 06/15/27		12,270	11,481,541
CDK Global, Inc., 3.80%, 10/15/19		2,000	2,004,449
Microsoft Corp.:
3.50%, 02/12/35		5,373	5,206,412
3.45%, 08/08/36		14,080	13,479,828
4.25%, 02/06/47		14,915	15,821,228
Oracle Corp.:
2.65%, 07/15/26		4,085	3,767,320
3.25%, 05/15/30		4,289	4,017,691
3.90%, 05/15/35		5,276	5,115,227
4.00%, 07/15/46		5,854	5,523,722
VMware, Inc., 2.30%, 08/21/20		31,146	30,492,633

			96,910,051
Specialty Retail — 0.1%
Home Depot, Inc., 5.88%, 12/16/36		3,435	4,168,842
Lowe’s Cos., Inc., 4.38%, 09/15/45		4,380	4,363,898
Tendam Brands SAU, 5.00%, 09/15/24	EUR	915	1,004,426

			9,537,166
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.:
3.00%, 02/09/24	USD	7,371	7,219,391
2.85%, 05/11/24		16,215	15,698,774
3.45%, 02/09/45		1,934	1,728,463
4.65%, 02/23/46		13,615	14,667,442
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (b)		1,058	1,274,169
Hewlett Packard Enterprise Co., 2.85%, 10/05/18		2,911	2,915,225
HP, Inc., 3.75%, 12/01/20		728	733,731

			44,237,195
Textiles, Apparel & Luxury Goods — 0.0%
PVH Corp., 3.13%, 12/15/27	EUR	505	580,299

Tobacco — 0.2%
BAT Capital Corp.:
2.30%, 08/14/20 (b)	USD	9,280	9,068,655
(3 mo. EURIBOR + 0.500%), 0.17%, 08/16/21 (a)	EUR	740	863,845
Reynolds American, Inc.:
3.25%, 06/12/20	USD	1,044	1,042,928
4.45%, 06/12/25		17,240	17,350,391

			28,325,819
Trading Companies & Distributors — 0.1%
Air Lease Corp., 2.63%, 07/01/22		5,215	4,997,157

Security	Par (000)		Value
Trading Companies & Distributors (continued)
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	USD	134	$138,355
GATX Corp.:
2.60%, 03/30/20		2,962	2,925,984
3.85%, 03/30/27		2,336	2,238,561
Herc Rentals, Inc.:
7.50%, 06/01/22 (b)		3,715	3,928,612
7.75%, 06/01/24 (b)		3,284	3,505,670
Loxam SAS:
4.25%, 04/15/24	EUR	100	121,429
6.00%, 04/15/25		100	123,179

			17,978,947
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27	USD	203	184,699
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27 (b)		706	677,407
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (b)		706	734,240
APRR SA, 1.13%, 01/15/21	EUR	400	478,858
Hidrovias International Finance S.à r.l., 5.95%, 01/24/25 (b)	USD	1,890	1,696,294
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	7,260,000	479,221
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27	USD	412	380,242
Royal Capital BV, 5.88% (n)		800	751,510
Rumo Luxembourg Sarl:
7.38%, 02/09/24 (b)		2,818	2,846,208
5.88%, 01/18/25 (b)		2,174	1,989,232
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 08/09/22 (i)(j)		1,400	1,474,200
Zhejiang Expressway Co. Ltd., 0.00%, 04/21/22 (i)(j)	EUR	1,900	2,105,108

			13,797,219
Wireless Telecommunication Services — 0.7%
Digicel Group Ltd.:
8.25%, 09/30/20 (b)	USD	1,845	1,392,975
7.13%, 04/01/22 (b)(o)		1,915	1,254,325
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	675	737,186
Rogers Communications, Inc., 5.00%, 03/15/44	USD	775	804,895
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	200	240,754
5.00%, 04/15/28		730	829,051
Sprint Capital Corp., 6.90%, 05/01/19	USD	155	158,131
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		155	158,100
7.00%, 03/01/20 (b)		192	199,200
Sprint Corp.:
7.88%, 09/15/23		312	323,505
7.13%, 06/15/24		156	157,496
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC:
3.36%, 09/20/21 (b)		15,378	15,205,183
4.74%, 03/20/25 (b)		31,575	31,331,872
Vodafone Group PLC:
0.00%, 11/26/20 (i)(j)	GBP	3,100	3,896,561
3.75%, 01/16/24	USD	23,804	23,600,575
4.13%, 05/30/25		4,285	4,268,704
5.25%, 05/30/48		11,060	11,029,396

			95,587,909

Total Corporate Bonds — 32.4% (Cost: $4,372,421,703)			4,264,497,769

24

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests(a) — 3.1%

Aerospace & Defense — 0.1%
Hensoldt Holding GmbH (FKA Kite Holding Germany GmbH), Facility B3 (3 mo. EURIBOR US + 3.25%, 0.00% Floor), 3.25%, 02/28/24	EUR	1,000	$1,160,211
TransDigm, Inc., New Tranche G Term Loan (1 mo. LIBOR US + 2.50%, 0.00% Floor), 4.59%, 08/22/24	USD	6,231	6,179,582

			7,339,793
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., Refinancing Term Loan (2018) (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.09%, 02/24/25		5,753	5,700,385

Airlines — 0.1%
Gol Luxco SA, Term Loan, 6.50%, 08/31/20 (p)		7,462	7,639,222

Building Products — 0.0%
Jeld-Wen, Inc., Term B-4 Loan (3 mo. LIBOR US + 2.00%, 0.00% Floor), 4.33%, 12/14/24		3,243	3,229,256

Capital Markets — 0.3%
LSTAR Securities Investment Ltd., Term Loan (1 mo. LIBOR US + 2.00%), 3.98%, 04/01/21 (d)		41,818	41,671,345

Chemicals — 0.0%
Allnex (Luxembourg) & Cy SCA (FKA AI Chem & Cy SCA), Tranche B-1 Term Loan (3 mo. EURIBOR US + 3.25%, 0.00% Floor), 3.25%, 09/13/23	EUR	1,492	1,712,983
Chemours Co., Tranche B-2 Euro Term Loan (3 mo. EURIBOR US + 2.00%, 0.50% Floor), 2.50%, 04/03/25		909	1,062,436
MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche C-5 Term Loan, (1 mo. EURIBOR US + 2.75%, 0.75% Floor), 3.50%, 06/07/23		922	1,076,245
MacDermid, Inc. (Platform Specialty Products Corp.), Euro Tranche C-6 Term Loan, (1 mo. Euribor US + 2.50%, 0.75% Floor), 3.25%, 06/07/20		663	773,000

			4,624,664
Commercial Services & Supplies — 0.1%
Bach Finance Ltd., Initial Euro Term Loan (First Lien), (3 mo. EURIBOR US + 3.25%, 0.00% Floor), 3.25%, 08/30/24	EUR	1,000	1,145,660
NRC U.S. Holding Co. LLC, Initial Term Loan (1 wk. LIBOR US + 5.25%, 1.00% Floor), 7.23%, 06/11/24	USD	5,985	5,940,112
Verisure Holding AB (Public), Facility B1E, 10/21/22 (q)	EUR	1,500	1,713,603

			8,799,375
Construction & Engineering — 0.1%
Pisces Midco, Inc. (AKA PlyGem Industries, Inc.), Term Loan (3 mo. LIBOR US + 3.75%, 0.00% Floor), 6.09%, 04/12/25	USD	10,490	10,457,271

Construction Materials — 0.1%
CTC AcquiCo GmbH, Facility B1 (3 mo. EURIBOR US + 3.00%, 0.00% Floor), 3.00%, 03/07/25	EUR	1,200	1,383,326

Security	Par (000)		Value
Construction Materials (continued)
LSF10 XL Bidco SCA, Facility B, 04/11/24 (q)	EUR	1,333	$1,543,111
Summit Materials LLC, New Term Loan (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.09%, 11/21/24	USD	8,706	8,662,845

			11,589,282
Consumer Finance — 0.0%
Evergood 4 APS, Facility B1E (3 mo. EURIBOR US + 3.25%, 0.00% Floor), 3.25%, 02/06/25	EUR	882	1,010,913

Containers & Packaging — 0.1%
Crown Holdings, Inc., Euro Term B Loan, 04/03/25 (q)		1,900	2,209,304
Klockner Pentaplast of America, Inc. (FKA Kleopatra Acquisition Corp.), Euro Term Loan, (3 mo. EURIBOR US + 4.75%, 0.00% Floor), 4.75%, 06/30/22		1,500	1,653,905
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan (1 mo. LIBOR US + 2.75%, 0.00% Floor), 4.84%, 02/05/23	USD	8,746	8,720,737
Verallia Packaging (FKA Horizon Holdings III), Facility B4 (6 mo. EURIBOR US + 2.75%, 0.00% Floor), 2.75%, 10/31/22	EUR	1,927	2,201,292

			14,785,238
Diversified Financial Services — 0.3%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan (1 mo. LIBOR US + 2.50%, 0.00% Floor), 4.55%, 12/09/22	USD	13,000	13,000,000
CD&R Firefly Bidco Ltd., Facility B1, 06/23/25 (q)	GBP	1,000	1,306,274
Stars Group Holdings BV, Term Loan, 06/27/25 (d)(q)	USD	22,681	22,680,596
Tackle S.à r.l., New Facility B (3 mo. EURIBOR US + 3.25%, 0.00% Floor), 3.25%, 08/08/22	EUR	1,000	1,153,040
Veritas U.S., Inc., New Euro Term B Loan, (3 mo. EURIBOR US + 4.50%, 1.00% Floor), 5.50%, 01/27/23		1,653	1,756,558
Virgin Media SFA Finance Ltd., L Facility, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.76%, 01/15/27	GBP	2,000	2,610,621

			42,507,089
Diversified Telecommunication Services — 0.2%
Eircom Finco S.à r.l., Facility B, (1 mo. EURIBOR US + 3.25%, 0.00% Floor), 3.25%, 04/19/24	EUR	1,899	2,194,276
Euskaltel SA, Facility B-4 (3 mo. EURIBOR US + 2.75%, 0.00% Floor), 2.75%, 11/27/24		1,000	1,154,664
Level 3 Financing, Inc., Tranche B 2024 Term Loan (1 mo. LIBOR US + 2.25%, 0.00% Floor), 4.33%, 02/22/24	USD	8,797	8,764,033
TDC A/S, Euro Term Loan, 06/11/25 (q)	EUR	5,000	5,764,793
Ziggo Secured Finance BV: Term Loan F Facility, 04/15/25 (q)		1,000	1,146,734
Term Loan F Facility (6 mo. Euribor US + 3.00%, 0.00% Floor), 3.00%, 04/15/25		1,000	1,146,734

			20,171,234
Electric Utilities — 0.1%
Generacion Centro SA (Albanesi Energia SA), Tranche A Term Loan, 0.00%, 03/31/23	USD	5,000	5,000,000

25

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electric Utilities (continued)
Vistra Operations Co. LLC (FKA Tex Operations Co. LLC):
2016 Incremental Term Loan, 12/14/23 (q)	USD	3,838	$3,816,140
2018 Incremental Term Loan (1 wk. LIBOR US + 2.00%, 0.00% Floor), 4.06%, 12/31/25		3,230	3,207,164
2018 Incremental Term Loan (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.09%, 12/01/25		1,185	1,175,960

			13,199,264
Electronic Equipment, Instruments & Components — 0.1%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.):
Initial Term Loan (First Lien) (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.63%, 02/28/25		7,476	7,457,094
Initial Term Loan (Second Lien) (1 mo. LIBOR US + 8.00%, 1.00% Floor), 10.13%, 02/26/26		1,795	1,768,075
Techem GmbH, Facility B (3 mo. EURIBOR US + 3.00%, 0.00% Floor), 3.00%, 10/02/24	EUR	1,350	1,570,620

			10,795,789
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp. (FKA Pioneer Drilling Co.), Term Loan, (1 mo. LIBOR US + 7.75%, 1.00% Floor), 9.80%, 11/08/22 (d)	USD	5,012	5,174,890

Health Care Providers & Services — 0.0%
Diaverum Holding S.à r.l. (FKA Velox Bidco S.à r.l.), Facility B (6 mo. Euribor US + 3.25%, 0.00% Floor), 3.25%, 07/04/24	EUR	1,000	1,135,033
Elsan SAS (FKA Vedici Investissements), Facility B2 (1 mo. EURIBOR US + 3.75%, 0.00% Floor), 3.75%, 10/31/22		1,000	1,162,126
HomeVi, Senior Facility B, 10/31/24 (q)		1,000	1,148,463

			3,445,622
Hotels, Restaurants & Leisure — 0.2%
By The Blue Sea LLC (Neptune’s Walk LLC), Term Loan, (3 mo. LIBOR US + 2.37%, 0.00% Floor), 3.95%, 06/09/24 (d)	USD	15,000	15,000,000
Cyan Blue Holdco 2 Ltd., 2017 B-1 Term Loan, (1 mo. LIBOR US + 4.00%, 0.00% Floor), 4.50%, 08/23/24	GBP	460	605,729
GVC Holdings PLC, Facility B1 (6 mo. EURIBOR US + 2.75%, 0.00% Floor), 2.75%, 03/02/23	EUR	2,500	2,893,958
MGM Growth Properties Operating Partnership LP, Term B Loan (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.09%, 03/16/25	USD	7,494	7,449,505
Scientific Games International, Inc.:
Initial Term B-5 Loan (2 mo. LIBOR US + 2.75%, 0.00% Floor), 4.92%, 08/14/24		4,636	4,601,195
Initial Term B-5 Loan (2 mo. LIBOR US + 2.75%, 0.00% Floor), 4.84%, 08/14/24		1,102	1,094,178

			31,644,565
Household Products — 0.0%
Diamond (BC) BV, Initial Euro Term Loan, 09/06/24 (q)	EUR	997	1,141,088

Insurance — 0.0%
Financiere CEP, Term Loan B (3 mo. Euribor US + 4.25%, 0.00% Floor), 4.25%, 01/16/25		1,000	1,143,569

Security	Par (000)		Value
IT Services — 0.1%
First Data Corp., 2024A New Dollar Term Loan (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.09%, 04/26/24	USD	8,789	$8,731,017
ION Trading Technologies S.à r.l., Initial Euro Term Loan (First Lien), 11/21/24 (q)	EUR	1,493	1,717,531

			10,448,548
Life Sciences Tools & Services — 0.0%
Avantor, Inc., Initial Euro Term Loan, (1 mo. EURIBOR US + 4.25%, 0.00% Floor), 4.25%, 11/21/24		995	1,166,180
Iqvia, Inc. (Quintiles IMS), Term B-1 Euro Loan (3 mo. Euribor US + 2.00%, 0.75% Floor), 2.75%, 03/07/24		995	1,148,588

			2,314,768
Machinery — 0.1%
Gates Global LLC:
Initial B-2 Dollar Term Loan, 04/01/24 (q)	USD	1,322	1,319,543
Initial B-2 Dollar Term Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 5.08%, 04/01/24		4,417	4,409,557
Initial B-2 Euro Term Loan (3 mo. EURIBOR US + 3.00%, 0.00% Floor), 3.00%, 04/01/24	EUR	1,492	1,732,900

			7,462,000
Media — 0.1%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-2 Loan (1 mo. LIBOR US + 1.50%, 0.00% Floor), 3.60%, 03/31/23	USD	7,562	7,548,318
Dorna Sports SL, B2€ Term Loan Facility, 05/03/24 (q)	EUR	1,000	1,149,654
SFR Group SA (Ypso France SAS) (AKA Numericable U.S. LLC), EUR TLB-11 Term Loan (2 mo. EURIBOR US + 3.00%, 0.00% Floor), 3.00%, 07/31/25		1,333	1,514,952
Springer Science+Business Media Deutschland GmbH (FKA Blitz 13-253 GmbH), Initial Term B12 Loan, (3 mo. EURIBOR US + 3.25%, 0.50% Floor), 3.75%, 08/15/22		980	1,138,221
Tele Columbus AG, Facility A2, 10/15/24 (q)		1,500	1,709,784
Unitymedia Finance LLC, Facility E Loan (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.07%, 06/01/23	USD	1,353	1,342,814
Unitymedia Hessen GmbH & Co. KG, Facility C Loan, 01/15/27 (q)	EUR	1,000	1,158,552

			15,562,295
Metals & Mining — 0.0%
Samarco Mineracao SA, Term Loan, 08/30/18 (q)	USD	1,846	1,246,050

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
ATX Office Owner, Term Loan (1 mo. LIBOR US + 2.25%), 4.29%, 11/01/24 (d)		5,000	5,000,000
Chimera Special Holding LLC, Term Loan (1 mo. LIBOR US + 2.00%), 2.00%, 10/06/19 (d)		40,732	40,732,423

			45,732,423
Oil, Gas & Consumable Fuels — 0.1%
AL Midcoast Holdings LLC, Term Loan B, 6.00%, 06/30/25 (d)		3,845	3,825,775

26

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp., Initial Loan (1 mo. LIBOR US + 4.75%, 1.00% Floor), 6.84%, 12/31/22	USD	5,498	$5,590,806
EG Group Ltd., Facility B1 (EUR) (3 mo. EURIBOR US + 4.00%, 0.00% Floor), 4.00%, 02/07/25	EUR	1,324	1,528,442
Rain Carbon GmbH, Cov-Lite TLB (3 mo. EURIBOR + 3.00%, 0.00% Floor), 3.00%, 12/11/24		1,500	1,731,995

			12,677,018
Personal Products — 0.0%
IWK UK Midco Ltd., Term Loan B (3 mo. EURIBOR US + 4.00%, 0.00% Floor), 4.00%, 01/31/25		1,000	1,160,012

Pharmaceuticals — 0.0%
Nidda Healthcare Holding GmbH (FKA Nidda Healthcare Holding AG):
Facility B1 (EUR) (6 mo. EURIBOR US + 3.50%, 0.00% Floor), 3.50%, 08/21/24		62	70,693
Facility B2 (6 mo. EURIBOR US + 3.50%, 0.00% Floor), 3.50%, 09/27/24		74	84,529
Facility C (EUR) (2 mo. EURIBOR + 3.50%, 0.00% Floor), 3.50%, 08/21/24		63	71,572

			226,794
Professional Services — 0.0%
Sapphire Bidco BV, Facility B (1 mo. EURIBOR US + 3.25%, 0.00% Floor), 3.25%, 05/05/25		1,000	1,148,101

Real Estate Management & Development — 0.2%
Moffett Towers II, First Lien, 06/09/21 (q)	USD	16,000	16,000,000
VICI Properties 1 LLC, Term B Loan (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.08%, 12/20/24		8,765	8,696,060

			24,696,060
Specialty Retail — 0.0%
EG Group Ltd., Facility B3 (EUR), 02/07/25 (q)	EUR	673	775,526
Peer Holdings III BV, Facility B, 03/08/25 (q)		1,000	1,143,616
Thom Europe, Original Senior Facility B, (3 mo. EURIBOR US + 4.50%, 0.00% Floor), 4.50%, 08/07/24		1,000	1,157,583

			3,076,725
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc., 2018 Revolver (3 mo. LIBOR US + 3.14%), 5.47%, 04/24/21 (q)	USD	14,957	14,957,300

Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan (1 mo. LIBOR US + 2.00%, 0.75% Floor), 4.09%, 10/31/23		1,797	1,780,137
Beacon Roofing Supply, Inc., Initial Term Loan (1 mo. LIBOR US + 2.25%, 0.00% Floor), 4.28%, 01/02/25		4,937	4,901,676
Foundation Building Materials LLC, Term Loan B, 05/09/25 (q)		4,010	3,997,489
SRS Distribution, Inc., Initial Term Loan (3 mo. LIBOR US + 3.25%, 0.00% Floor), 5.58%, 05/23/25		2,885	2,839,330

			13,518,632
Transportation Infrastructure — 0.0%
Silk Bidco AS, Facility B (6 mo. EURIBOR US + 4.00%, 0.00% Floor), 4.00%, 02/24/25	EUR	1,500	1,734,185

Security	Par (000)		Value
Transportation Infrastructure (continued)
Swissport International AG, 2018 Incremental Euro Term Loan (1 mo. EURIBOR US + 4.38%, 0.00% Floor), 4.38%, 02/08/22 (q)	EUR	3,129	$3,636,418

			5,370,603

Total Floating Rate Loan Interests — 3.1% (Cost: $408,239,621)			405,667,183

Foreign Agency Obligations — 0.4%

Argentina — 0.1%
YPF SA:
8.88%, 12/19/18 (b)	USD	2,628	2,667,420
8.50%, 03/23/21 (b)		2,239	2,275,943
8.75%, 04/04/24		1,976	1,952,288
8.75%, 04/04/24 (b)		2,094	2,068,872

			8,964,523
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27		275	244,509

China — 0.1%
Chang Development International Ltd., 3.63%, 01/20/20		750	710,639
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	800	892,434
China Minmetals Corp.:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.717%), 3.75% (m)(n)	USD	339	310,491
(3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.070%), 4.45% (m)(n)		1,041	1,014,974
China Railway Construction Corp. Ltd.:
0.00%, 01/29/21 (i)(j)		750	758,438
1.50%, 12/21/21 (i)	CNH	4,000	565,869
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22	USD	1,025	971,176
CITIC Ltd., 4.00%, 01/11/28		1,190	1,114,844
CNAC HK Finbridge Co. Ltd.:
4.13%, 03/14/21		1,289	1,286,847
4.63%, 03/14/23		1,675	1,672,168
4.88%, 03/14/25		1,587	1,576,861
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,866,285
Excel Capital Global Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 9.338%), 7.00% (m)(n)		900	884,250
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		500	420,038
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		492	464,931
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		785	712,996
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21		455	440,964
Inner Mongolia High-Grade High Way Construction And Development Co. Ltd., 4.38%, 12/04/20		300	270,014
Leader Goal International Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.919%), 4.25% (m)(n)		1,100	1,036,219
Wuhan State-Owned Assets Management Ltd. Co., 3.80%, 12/18/20		395	382,245

			18,352,683
France — 0.0%
Orano SA, 4.88%, 09/23/24	EUR	3,400	4,164,969

27

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
India — 0.1%
Greenko Dutch BV, 5.25%, 07/24/24	USD	1,350	$1,231,200
Greenko Investment Co., 4.88%, 08/16/23		789	706,121
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		695	639,237
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27		415	385,676
Oil India International Pte Ltd., 4.00%, 04/21/27		203	183,581
Power Finance Corp. Ltd., 3.75%, 12/06/27		1,300	1,153,788
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		433	390,675
4.63%, 03/22/28		1,300	1,228,969

			5,919,247
Malaysia — 0.0%
1MDB Energy Ltd., 5.99%, 05/11/22		1,000	1,009,974

Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27		7,519	7,710,133
5.35%, 02/12/28 (b)		8,405	7,957,854
6.75%, 09/21/47		1,842	1,736,822

			17,404,809
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (b)		1,172	1,224,740

United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,000	980,500

Total Foreign Agency Obligations — 0.4% (Cost: $60,359,510)			58,265,954

Foreign Government Obligations — 3.6%

Argentina — 0.4%
Argentina Bonar Bonds:
8.00%, 10/08/20		4,528	4,668,934
8.75%, 05/07/24		6,360	6,591,648
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	41,051	1,316,445
Provincia de Rio Negro, 7.75%, 12/07/25 (b)	USD	1,950	1,523,398
Republic of Argentina:
6.25%, 04/22/19		6,581	6,607,390
3.38%, 10/12/20	CHF	795	785,206
6.88%, 04/22/21	USD	14,673	14,452,905
5.63%, 01/26/22		12,962	12,112,989

			48,058,915
Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 09/20/29 (b)		733	637,710
7.50%, 09/20/47		383	329,901

			967,611
China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNH	3,500	512,619

Colombia — 0.2%
Republic of Colombia:
4.38%, 07/12/21	USD	6,014	6,137,287
3.88%, 04/25/27		24,970	24,145,990

			30,283,277
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20		4,231	4,282,999
6.13%, 01/31/22		2,020	1,985,765

Security	Par (000)		Value
Egypt (continued)
Arab Republic of Egypt: (continued) 5.58%, 02/21/23 (b)	USD	5,366	$5,084,285
4.75%, 04/16/26 (b)	EUR	1,712	1,834,336

			13,187,385
France — 0.3%
Republic of France, 0.00%, 02/25/20		33,060	38,972,355

Germany — 0.3%
Bundesschatzanweisungen, 0.00%, 12/13/19		33,060	38,994,747

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD	8,710	9,252,424

Indonesia — 0.2%
Republic of Indonesia:
8.38%, 09/15/26	IDR	119,272,000	8,468,895
7.00%, 05/15/27		137,896,000	9,031,081
4.10%, 04/24/28	USD	5,130	4,957,093

			22,457,069
Japan — 0.6%
Government of Japan (10-Year Bond):
1.00%, 09/20/21	JPY	2,909,100	27,219,391
0.30%, 12/20/24		1,375,000	12,718,703
Government of Japan (2-Year Bond), 0.10%, 03/15/20		4,410,150	39,989,104

			79,927,198
Lebanon — 0.0%
Lebanese Republic:
6.10%, 10/04/22	USD	3,190	2,735,808
6.25%, 11/04/24		2,402	1,944,179
6.85%, 03/23/27		810	639,236

			5,319,223
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		775	732,346

Mexico — 0.6%
United Mexican States, 4.15%, 03/28/27		77,798	76,592,131

Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25		12,640	12,482,000

Peru — 0.1%
Republic of Peru, 7.35%, 07/21/25		10,368	12,648,960

Philippines — 0.1%
Republic of the Philippines, 3.00%, 02/01/28		20,370	18,807,764

Qatar — 0.0%
State of Qatar, 3.88%, 04/23/23 (b)		4,690	4,686,586

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%, 04/17/30 (b)		4,155	4,150,155

South Africa — 0.3%
Republic of South Africa:
5.50%, 03/09/20		12,349	12,661,035
5.88%, 05/30/22		2,536	2,653,305
6.25%, 03/31/36	ZAR	147,434	7,769,092
8.50%, 01/31/37		83,123	5,491,214
6.50%, 02/28/41		161,450	8,394,189

			36,968,835
Sri Lanka — 0.0%
Republic of Sri Lanka:
5.75%, 04/18/23	USD	500	478,705
6.85%, 11/03/25		850	822,410
6.75%, 04/18/28		600	566,191

			1,867,306

28

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Turkey — 0.1%
Republic of Turkey, 6.25%, 09/26/22	USD	6,125	$6,142,407

United Arab Emirates — 0.0%
Emirate of Abu Dhabi, 4.13%, 10/11/47		3,075	2,814,012

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		10,768	10,902,933

Total Foreign Government Obligations — 3.6% (Cost: $499,105,645)			476,728,258

	Shares
Investment Companies — 1.2%
Financial Select Sector SPDR Fund (h)		1,162,838	30,919,862
iShares J.P. Morgan USD Emerging Markets Bond ETF (ac)		1,181,638	126,163,489

Total Investment Companies — 1.2% (Cost: $159,752,976)			157,083,351

	Par (000)
Non-Agency Mortgage-Backed Securities — 5.7%

Collateralized Mortgage Obligations — 2.0%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64 (b)(c)	USD	3,538	3,575,443
AJAX Mortgage Loan Trust:
Series 2018-B, Class A, 3.75%, 02/26/57		9,419	9,419,317
Series 2018-B, Class B, 0.00%, 02/26/57		4,095	1,786,801
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 2.50%, 10/25/46 (a)		1,069	971,353
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.30%, 10/25/46 (a)		3,071	2,247,412
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 2.48%, 11/25/46 (a)		3,972	2,180,874
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 2.26%, 02/25/47 (a)		903	586,808
APS Resecuritization Trust:
Series 2016-1, Class 1MZ, 5.40%, 07/31/57 (b)(e)		6,650	1,967,657
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 4.94%, 09/27/46 (a)(b)(d)		7,200	7,236,040
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 4.69%, 04/27/47 (a)(b)(d)		1,937	1,898,363
ARI Investments LLC, Series 2017-1, Class A, 4.48%, 01/06/25 (d)(e)		3,534	3,533,819
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36 (b)(d)(e)		4,429	884,441
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 (b)(d)(e)		1,679	1,718,202
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		328	322,744
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.37%, 08/25/36 (a)		2,142	2,145,958
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 2.26%, 03/25/37 (a)		548	491,219
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.23%, 03/25/37 (a)		816	774,406

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust: (continued)
Series 2007-AR4, Class 1A1, (1 mo. LIBOR US + 0.200%), 2.29%, 09/25/47 (a)	USD	3,186	$2,979,725
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.30%, 06/25/37 (a)		903	859,713
Berica 8 Residential MBS Srl, Series 8, Class A, (6 mo. EURIBOR + 0.200%), 0.00%, 03/31/48 (a)	EUR	141	164,135
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.57%, 12/25/35 (b)(e)(ac)	USD	3	3,126
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		30,247	23,447,742
CIM Trust, Series 17-6, Class A1, 3.02%, 06/25/57 (b)(e)		17,554	17,197,072
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38		8,388	7,278,846
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		32	32,921
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 02/01/19		0	132
COLT LLC, Series 2015-1, Class A1V, (1 mo. LIBOR US + 3.000%), 5.09%, 12/26/45 (a)(b)		131	130,925
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.44%, 06/25/35 (a)		5,065	4,583,125
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 2.69%, 01/25/36 (a)		861	748,318
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 2.56%, 02/25/36 (a)		1,018	923,131
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		2,063	1,566,802
Series 2006-15CB, Class A1, 6.50%, 06/25/36		494	382,425
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.400%), 2.49%, 08/25/36 (a)		6,950	2,789,122
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 3.29%, 11/25/46 (a)		4,484	3,844,838
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.340%), 2.43%, 10/25/46 (a)		4,610	2,734,677
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.27%, 03/20/47 (a)		11,826	9,942,523
Series 2006-OA6, Class 1A2, (1 mo. LIBOR US + 0.210%), 2.30%, 07/25/46 (a)		4,392	4,167,114
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.28%, 07/25/46 (a)		652	607,841
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.32%, 11/25/36 (a)		1,726	1,356,968
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.34%, 07/25/46 (a)		2,607	2,067,750
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		472	353,017
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 2.40%, 03/25/47 (a)		7,773	6,384,809
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.23%, 04/25/47 (a)		1,332	1,265,652
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.27%, 04/25/47 (a)		300	64,612
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.180%), 2.27%, 06/25/47 (a)		511	397,937
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.33%, 08/25/47 (a)		740	551,614

29

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.540%), 2.63%, 02/25/35 (a)	USD	368	$350,184
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.52%, 04/25/46 (a)		1,616	823,083
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.29%, 04/25/46 (a)		850	774,485
Series 2007-15, Class 2A2, 6.50%, 09/25/37		11,777	8,821,997
Credit Suisse Commercial Mortgage Trust, Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.200%), 2.16%, 02/27/36 (a)(b)		830	766,560
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 3.77%, 01/27/36 (b)(e)		985	990,402
Series 2011-5R, Class 3A1, 3.62%, 09/27/47 (b)(e)		738	730,136
Series 2014-11R, Class 16A1, 3.64%, 09/27/47 (b)(e)		2,034	2,048,868
Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.14%, 03/27/36 (a)(b)		460	449,938
Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.14%, 03/27/36 (a)(b)		2,721	1,757,262
Credit Suisse Mortgage Trust:
Series 2009-12R, Class 3A1, 6.50%, 10/27/37 (b)		8,103	5,060,702
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 2.08%, 08/27/36 (a)(b)(d)		1,718	1,511,798
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.44%, 11/25/35 (a)		1,472	573,063
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46 (b)		1,835	1,839,017
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.170%), 2.26%, 08/25/47 (a)		1,898	1,262,457
Series 2007-RMP1, Class A2, (1 mo. LIBOR US + 0.150%), 2.24%, 12/25/36 (a)		3,220	2,967,639
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.500%), 2.48%, 01/27/37 (a)(b)(d)		277	177,456
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 07/25/36 (e)		668	595,680
Series 2006-AB3, Class A8, 6.36%, 07/25/36 (e)		426	379,864
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 3.56%, 03/25/36 (a)		1,012	948,095
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.44%, 01/25/35 (a)(b)		1,720	1,608,495
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.44%, 03/25/35 (a)(b)		2,137	1,998,383
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.44%, 01/25/36 (a)(b)		1,620	1,441,296
HarborView Mortgage Loan Trust: Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.32%, 05/19/47 (a)		741	600,673

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
HarborView Mortgage Loan Trust: (continued)
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.34%, 07/19/47 (a)	USD	1,020	$884,670
Impac CMB Trust:
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.520%), 2.61%, 03/25/35 (a)		1,850	1,760,389
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.500%), 2.59%, 10/25/35 (a)		1,350	1,246,767
Series 2005-7, Class A1, (1 mo. LIBOR US + 0.520%), 2.61%, 11/25/35 (a)		3,957	3,264,534
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, (1 mo. LIBOR US + 0.800%), 2.89%, 11/25/34 (a)		93	92,487
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1, 7.00%, 10/25/37		4,291	2,859,757
IndyMac INDX Mortgage Loan Trust:
Series 2007-AR19, Class 3A1, 3.48%, 09/25/37 (e)		3,612	2,553,074
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.240%), 2.33%, 08/25/37 (a)		1,389	1,249,812
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.210%), 2.30%, 03/25/37 (a)		2,026	1,852,654
Series 2007-A2, Class 2A1, 3.94%, 05/25/37 (e)		488	440,775
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00%, 05/25/47 (b)(e)		2,258	2,201,639
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.24%, 12/25/37 (a)		1,346	1,339,275
LSTAR Securities Investment Ltd., Series 2018-1, Class A, (1 mo. LIBOR US + 1.550%), 3.64%, 02/01/23 (a)(b)		10,974	11,003,468
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.40%, 08/25/37 (b)(e)		1,568	1,189,306
MCM:
Series 18-NPL1, Class A, 0.00%, 06/25/58 (b)(e)		7,320	7,320,000
Series 18-NPL1, Class B, 0.00%, 06/25/58 (b)(e)		13,100	3,202,950
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.30%, 04/25/37 (a)		2,651	2,211,714
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.80%, 05/25/36 (e)		2,528	2,409,993
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.26%, 04/16/36 (a)(b)		9,778	8,332,641
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30 (b)(e)		613	616,317
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36 (c)		647	261,952
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.51%, 04/25/47 (a)		545	446,624
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 2.48%, 11/26/35 (b)(e)		1,587	1,555,121
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, (3 mo. LIBOR US + 0.180%), 2.53%, 01/15/39 (a)		367	350,886

30

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
RALI Trust:
Series 2007-QH1, Class A1, (1 mo. LIBOR US + 0.160%), 2.25%, 02/25/37 (a)	USD	1,119	$1,067,708
Series 2007-QH6, Class A1, (1 mo. LIBOR US + 0.190%), 2.28%, 07/25/37 (a)		1,606	1,557,309
Series 2007-QH9, Class A1, 2.82%, 11/25/37 (e)		1,063	920,733
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, (1 mo. LIBOR US + 0.200%), 2.16%, 12/26/36 (a)(b)		1,106	1,064,505
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.43%, 06/25/35 (a)(b)		666	640,587
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.49%, 09/25/35 (a)(b)		224	196,652
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class M2, 4.75%, 07/25/56 (b)(e)		1,550	1,518,314
Series 2018-1, Class BX, 6.41%, 05/25/57 (d)(e)		560	306,992
Series 2018-1, Class M, 4.75%, 05/25/57 (e)		500	481,939
STACR Trust:
Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 4.21%, 12/25/30 (a)(b)		3,320	3,301,887
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.650%), 3.74%, 04/25/43 (a)(b)		4,495	4,520,063
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.69%, 04/25/36 (e)		1,303	1,153,629
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.190%), 2.28%, 06/25/36 (a)(d)		3,571	3,107,192
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.30%, 05/25/46 (a)		685	576,319
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)		1,518	1,284,601
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 4.02%, 06/25/47 (a)		943	839,762
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.62%, 01/25/45 (a)		700	463,455
Series 2006-AR13, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.500%), 2.40%, 10/25/46 (a)		5,397	5,242,673
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		5,058	4,636,125
Series 2006-4, Class 3A1, 6.50%, 05/25/36 (c)		1,836	1,603,634
Series 2006-4, Class 3A5, 6.35%, 05/25/36 (c)		712	621,790
Series 2006-8, Class A4, 4.59%, 10/25/36 (c)		1,959	1,222,975

Total Collateralized Mortgage Obligations — 2.0% (Cost: $272,013,433)			272,020,651
Commercial Mortgage-Backed Securities — 3.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.77%, 06/05/37 (b)(e)		13,840	12,451,710
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 4.19%, 09/15/34 (a)(b)		10,960	10,887,866
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29 (b)		700	741,549

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29 (b)(e)	USD	1,340	$1,301,615
AREIT Trust, Series 2018-CRE1, Class A, (1 mo. LIBOR US + 0.850%), 2.92%, 02/15/35 (a)(b)(d)		3,210	3,211,926
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 4.17%, 04/15/35 (a)(b)		2,160	2,161,638
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		400	407,733
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 4.02%, 12/15/36 (a)(b)		5,690	5,682,832
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.050%), 5.12%, 12/15/36 (a)(b)		2,460	2,456,902
Series 2018-ATRM, Class E, (1 mo. LIBOR US + 3.400%), 5.36%, 06/15/35 (a)(b)		1,640	1,640,000
Aventura Mall Trust:
Series 2013-AVM, Class D, 3.87%, 12/05/32 (b)(e)		300	305,164
Series 2013-AVM, Class E, 3.87%, 12/05/32 (b)(e)		4,430	4,506,253
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49 (e)		186	186,932
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, (1 mo. LIBOR US + 1.050%), 3.12%, 09/15/26 (a)(b)		3,914	3,913,056
Series 2013-DSNY, Class E, (1 mo. LIBOR US + 2.600%), 4.67%, 09/15/26 (a)(b)		100	99,956
Series 2013-DSNY, Class F, (1 mo. LIBOR US + 3.500%), 5.57%, 09/15/26 (a)(b)		2,303	2,299,397
Series 2015-200P, Class F, 3.72%, 04/14/33 (b)(e)		2,481	2,306,258
Series 2016-ISQ, Class E, 3.73%, 08/14/34 (b)(d)(e)		6,140	5,718,182
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.500%), 3.57%, 11/15/32 (a)(b)		970	970,000
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 4.07%, 11/15/32 (a)(b)		1,930	1,930,000
Bancorp Commercial Mortgage Trust, Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 2.92%, 01/15/33 (a)(b)		2,410	2,409,128
Barclays Commercial Mortgage Trust:
Series 2015-SRCH, Class A1, 3.31%, 08/10/35 (b)		2,730	2,689,715
Series 2015-STP, Class E, 4.43%, 09/10/20 (b)(e)		100	95,988
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.722%), 2.80%, 03/15/37 (a)(b)		918	916,556
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.52%, 03/15/37 (a)(b)		1,120	1,118,242
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, (1 mo. LIBOR US + 0.310%), 2.40%, 08/25/35 (a)(b)		1,599	1,519,202
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.300%), 2.39%, 01/25/36 (a)(b)		408	381,269
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.390%), 2.48%, 01/25/36 (a)(b)		115	107,987
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.450%), 2.54%, 01/25/36 (a)(b)		306	285,703
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.45%, 04/25/36 (a)(b)		435	413,935
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.250%), 2.34%, 10/25/36 (a)(b)		755	718,633

31

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust: (continued)
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.300%), 2.39%, 10/25/36 (a)(b)	USD	526	$502,239
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.230%), 2.32%, 12/25/36 (a)(b)		1,130	1,086,691
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 2.36%, 07/25/37 (a)(b)		1,417	1,394,059
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.54%, 09/25/37 (a)(b)		6,524	6,236,242
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 3.09%, 10/25/37 (a)(b)		907	906,470
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.59%, 12/25/37 (a)(b)		1,980	1,477,400
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36 (b)(e)		790	742,541
Benchmark Mortgage Trust, Series 2018-B3, Class D, 3.06%, 04/10/51 (b)		560	464,738
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, (1 mo. LIBOR US + 1.500%), 3.48%, 07/05/33 (a)(b)		17,814	17,824,508
BSPRT Issuer Ltd., Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.820%), 2.89%, 10/15/34 (a)(b)(d)		730	730,219
BWAY Mortgage Trust:
Series 2013-1515, Class A2, 3.45%, 03/10/33 (b)		2,920	2,889,758
Series 2013-1515, Class D, 3.63%, 03/10/33 (b)		1,400	1,353,694
Series 2013-1515, Class E, 3.72%, 03/10/33 (b)		250	239,730
Series 2013-1515, Class F, 4.06%, 03/10/33 (b)(e)		3,720	3,540,169
BXP Trust:
Series 2017-CC, Class D, 3.67%, 08/13/37 (b)(e)		1,660	1,550,313
Series 2017-CC, Class E, 3.67%, 08/13/37 (b)(d)(e)		3,090	2,768,930
Series 2017-GM, Class E, 3.54%, 06/13/39 (b)(e)		1,240	1,113,946
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class D, 4.50%, 10/15/34 (b)(e)		1,270	1,277,818
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29 (b)(e)		560	571,834
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		632	619,112
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	414,311
Series 2018-TAN, Class C, 5.30%, 02/15/33 (b)		1,160	1,182,359
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.91%, 04/10/28 (b)(e)		1,880	1,868,336
Series 2015-SMRT, Class F, 3.91%, 04/10/28 (b)(e)		230	227,841
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 2.86%, 07/15/32 (a)(b)		4,330	4,331,350
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.67%, 07/15/32 (a)(b)		3,190	3,193,997
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 4.22%, 07/15/32 (a)(b)		4,870	4,860,950
Citigroup Commercial Mortgage Trust: Series 2013-375P, Class D, 3.64%, 05/10/35 (b)(e)		240	234,229

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust: (continued)
Series 2013-GC11, Class D, 4.57%, 04/10/46 (b)(e)	USD	1,125	$1,086,417
Series 2014-GC19, Class C, 5.06%, 03/10/47 (e)		440	449,207
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 7.27%, 07/15/27 (a)(b)		370	372,505
Series 2015-SSHP, Class A, (1 mo. LIBOR US + 1.150%), 3.22%, 09/15/27 (a)(b)		4,370	4,369,862
Series 2016-C1, Class C, 5.12%, 05/10/49 (e)		1,290	1,310,979
Series 2016-GC37, Class C, 5.09%, 04/10/49 (e)		640	657,040
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b)		3,050	2,347,944
Series 2016-P3, Class C, 5.00%, 04/15/49 (e)		120	122,516
Series 2016-SMPL, Class D, 3.52%, 09/10/31 (b)		320	314,402
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (b)		620	612,505
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		4,578	4,733,504
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	846,398
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 5.55%, 06/11/32 (a)(b)		3,560	3,570,025
Commercial Mortgage Pass-Through Certificates:
Series 2005-C6, Class F, 5.66%, 06/10/44 (b)(e)		470	476,878
Series 2013-GAM, Class A2, 3.37%, 02/10/28 (b)		1,656	1,641,192
Series 2013-WWP, Class D, 3.90%, 03/10/31 (b)		2,090	2,145,287
Series 2014-CR14, Class A4, 4.24%, 02/10/47 (e)		855	886,803
Series 2014-CR15, Class C, 4.90%, 02/10/47 (e)		260	269,561
Series 2014-CR16, Class A4, 4.05%, 04/10/47		4,806	4,940,737
Series 2014-CR17, Class A5, 3.98%, 05/10/47		2,642	2,706,852
Series 2014-CR18, Class A4, 3.55%, 07/15/47		390	390,764
Series 2014-CR19, Class A5, 3.80%, 08/10/47		1,391	1,409,581
Series 2014-CR21, Class C, 4.56%, 12/10/47 (e)		1,010	980,769
Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 5.20%, 08/13/27 (a)(b)		540	544,599
Series 2014-TWC, Class B, (1 mo. LIBOR US + 1.600%), 3.65%, 02/13/32 (a)(b)		3,190	3,192,586
Series 2015-CR23, Class CMC, 3.81%, 05/10/48 (b)(e)		210	209,109
Series 2015-CR23, Class CMD, 3.81%, 05/10/48 (b)(e)		5,250	5,199,499
Series 2015-CR25, Class A4, 3.76%, 08/10/48		2,850	2,872,440
Series 2015-CR25, Class C, 4.70%, 08/10/48 (e)		1,010	1,000,086
Series 2015-CR25, Class D, 3.95%, 08/10/48 (e)		310	254,845

32

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2015-LC19, Class A4, 3.18%, 02/10/48	USD	1,785	$1,742,391
Series 2015-LC19, Class C, 4.40%, 02/10/48 (e)		700	691,032
Series 2015-LC19, Class D, 2.87%, 02/10/48 (b)		2,210	1,836,712
Series 2015-LC21, Class C, 4.45%, 07/10/48 (e)		1,600	1,567,615
Series 2017-COR2, Class D, 3.00%, 09/10/50 (b)		860	701,788
Commercial Mortgage Trust:
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,350	2,408,409
Series 2014-PAT, Class A, (1 mo. LIBOR US + 0.800%), 2.85%, 08/13/27 (a)(b)		4,938	4,934,882
Series 2014-TWC, Class A, (1 mo. LIBOR US + 0.850%), 2.90%, 02/13/32 (a)(b)		1,715	1,714,460
Series 2015-LC23, Class A4, 3.77%, 10/10/48		380	382,450
Series 2016-667M, Class D, 3.29%, 10/10/36 (b)(e)		630	573,644
Series 2017-DLTA, Class E, (1 mo. LIBOR US + 1.964%), 4.04%, 08/15/35 (a)(b)		1,990	1,970,040
Series 2017-DLTA, Class F, (1 mo. LIBOR US + 2.581%), 4.65%, 08/15/35 (a)(b)		1,820	1,799,179
Core Industrial Trust:
Series 2015-CALW, Class G, 3.98%, 02/10/34 (b)(e)		1,971	1,870,190
Series 2015-TEXW, Class A, 3.08%, 02/10/34 (b)		2,970	2,950,698
Series 2015-TEXW, Class D, 3.98%, 02/10/34 (b)(e)		1,330	1,328,515
Series 2015-TEXW, Class E, 3.98%, 02/10/34 (b)(e)		250	245,380
Series 2015-TEXW, Class F, 3.98%, 02/10/34 (b)(e)		5,869	5,645,868
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37 (e)		200	204,814
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class CERT, 8.75%, 03/25/21 (b)(d)		13,452	9,575,000
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)		2,330	2,354,780
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 3.02%, 12/15/30 (a)(b)		900	900,428
Series 2017-TIME, Class A, 3.65%, 11/13/39 (b)		850	836,342
Credit Suisse Mortgage Trust:
Series 17-1, Class A, 4.50%, 03/25/21 (b)		15,042	15,141,543
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 3.67%, 11/15/33 (a)(b)		478	480,646
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 5.37%, 07/15/32 (a)(b)		2,133	2,143,141
Deutsche Bank JPMorgan Mortgage Trust,
Series 2016-C3, Class D, 3.64%, 09/10/49 (b)(e)		2,208	1,847,189
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34 (b)		2,540	2,522,237
Series 2017-BRBK, Class E, 3.65%, 10/10/34 (b)(e)		4,290	3,951,531

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Deutsche Bank UBS Mortgage Trust: (continued)
Series 2017-BRBK, Class F, 3.65%, 10/10/34 (b)(d)(e)	USD	880	$791,421
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class A, 3.67%, 09/10/35 (b)(e)		1,190	1,183,770
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, (1 mo. LIBOR US + 0.830%), 2.79%, 06/15/35 (a)(b)		4,800	4,796,759
FREMF Mortgage Trust:
Series 2017-K64, Class B, 4.12%, 03/25/27 (b)(e)		766	757,537
Series 2018-K73, Class B, 3.99%, 01/25/28 (b)(e)		1,950	1,883,889
Series 2018-K732, Class B, 4.06%, 05/25/25 (b)(e)		1,860	1,817,809
Series 2018-K74, Class B, 4.23%, 02/25/51 (b)(e)		780	766,872
Series 2018-K77, Class B, 4.16%, 05/25/28 (b)		770	762,077
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, (1 mo. LIBOR US + 1.300%), 3.47%, 12/15/34 (a)(b)		478	477,953
Series 2015-NRF, Class EFX, 3.50%, 12/15/34 (b)(e)		2,571	2,541,504
Series 2015-NRF, Class FFX, 3.50%, 12/15/34 (b)(e)		2,370	2,328,118
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 2.99%, 11/21/35 (a)(b)		2,977	2,971,457
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28 (b)(e)		1,830	1,788,124
GS Mortgage Securities Corp Trust:
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 3.37%, 07/15/32 (a)(b)		230	229,856
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.500%), 3.57%, 07/15/19 (a)(b)		480	479,849
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 3.87%, 07/15/32 (a)(b)		549	549,001
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.57%, 07/15/32 (a)(b)		400	400,125
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class A, 5.37%, 05/03/32 (b)		2,750	3,042,421
Series 2013-KING, Class E, 3.55%, 12/10/27 (b)(e)		2,990	2,937,702
GS Mortgage Securities Corp. Trust:
Series 2017-GPTX, Class A, 2.86%, 05/10/34 (b)		2,290	2,245,094
Series 2018-CHLL, Class E, (1 mo. LIBOR US + 2.350%), 4.42%, 02/15/37 (a)(b)		730	729,139
GS Mortgage Securities Trust:
Series 2010-C1, Class A1, 3.68%, 08/10/43 (b)		335	336,531
Series 2014-GC20, Class B, 4.53%, 04/10/47 (e)		140	139,076
Series 2014-GC22, Class D, 4.80%, 06/10/47 (b)(e)		240	204,291
Series 2014-GC24, Class A5, 3.93%, 09/10/47		882	902,976
Series 2015-GC32, Class C, 4.56%, 07/10/48 (e)		1,370	1,353,122
Series 2015-GC32, Class D, 3.35%, 07/10/48		610	493,514

33

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust: (continued)
Series 2016-RENT, Class C, 4.20%, 02/10/29 (b)(e)	USD	1,070	$1,075,709
Series 2017-GS7, Class D, 3.00%, 08/10/50 (b)		530	435,515
Series 2017-GS7, Class E, 3.00%, 08/10/50 (b)		180	143,400
Hilton Orlando Trust, Series 2018-ORL, Class E, (1 mo. LIBOR US + 2.650%), 4.72%, 12/15/34 (a)(b)		2,510	2,516,273
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31 (b)		3,390	3,290,429
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A, 2.84%, 08/10/38 (b)		760	712,802
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 06/15/34 (b)		1,540	1,515,941
Series 2017-APTS, Class DFX, 3.61%, 06/15/34 (b)(e)		1,600	1,518,978
Series 2017-APTS, Class EFX, 3.61%, 06/15/34 (b)(e)		810	741,311
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, (1 mo. LIBOR US + 0.700%), 2.77%, 01/15/33 (a)(b)		620	619,021
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 01/15/48		1,247	1,241,884
Series 2015-C28, Class B, 3.99%, 03/15/25		3,000	2,958,776
Series 2015-C33, Class D1, 4.27%, 12/15/48 (b)(e)		1,873	1,752,941
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class D, 4.73%, 03/15/50 (b)(e)		3,549	3,340,207
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-PM1A, Class G, 6.33%, 08/12/40 (b)(d)(e)		867	876,533
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.300%), 3.37%, 06/15/45 (a)(b)		430	441,131
Series 2014-C20, Class A5, 3.81%, 07/15/47		1,990	2,015,033
Series 2014-C21, Class A5, 3.78%, 08/15/47		1,420	1,439,681
Series 2014-C22, Class A4, 3.80%, 09/15/47		563	571,400
Series 2014-CBM, Class E, (1 mo. LIBOR US + 3.850%), 5.92%, 10/15/29 (a)(b)		670	670,000
Series 2014-DSTY, Class A, 3.43%, 06/10/27 (b)		885	883,717
Series 2015-JP1, Class C, 4.90%, 01/15/49 (e)		4,710	4,784,134
Series 2015-SGP, Class A, (1 mo. LIBOR US + 1.700%), 3.77%, 07/15/36 (a)(b)		3,684	3,696,886
Series 2015-UES, Class C, 3.74%, 09/05/32 (b)(e)		3,431	3,421,570
Series 2015-UES, Class E, 3.74%, 09/05/32 (b)(e)		3,880	3,824,966
Series 2016-NINE, Class A, 2.95%, 10/06/38 (b)(e)		4,650	4,377,348
Series 2017-JP5, Class D, 4.80%, 03/15/50 (b)(e)		1,650	1,567,762
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	318,126
Series 2017-MAUI, Class D, (1 mo. LIBOR US + 1.950%), 4.00%, 07/15/34 (a)(b)		470	471,028
Series 2017-MAUI, Class E, (1 mo. LIBOR US + 2.950%), 5.00%, 07/15/34 (a)(b)		2,580	2,586,461
Series 2017-MAUI, Class F, (1 mo. LIBOR US + 3.750%), 5.80%, 07/15/34 (a)(b)		240	240,600

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2018-ASH8, Class E, (1 mo. LIBOR US + 3.000%), 5.07%, 02/15/35 (a)(b)	USD	1,540	$1,541,454
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class F, 6.43%, 06/15/38 (e)		354	363,248
Lehman Brothers Small Balance Commercial Mortgage Trust:
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.390%), 2.48%, 09/25/36 (a)(b)		670	642,556
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.34%, 03/25/37 (a)(b)		1,570	1,503,819
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, (1 mo. LIBOR US + 1.800%), 3.87%, 09/15/28 (a)(b)		243	243,224
Series 2015-LSP, Class D, (1 mo. LIBOR US + 4.000%), 6.07%, 09/15/28 (a)(b)		691	695,208
MAD Mortgage Trust:
Series 2017-330M, Class D, 4.11%, 08/15/34 (b)(e)		1,085	1,069,710
Series 2017-330M, Class E, 4.17%, 08/15/34 (b)(e)		3,010	2,865,369
Madison Avenue Trust, Series 2013-650M, Class D, 4.17%, 10/12/32 (b)(e)		3,054	3,053,082
Merrill Lynch Mortgage Trust,
Series 2005-MKB2, Class F, 6.53%, 09/12/42 (b)(e)		1,350	1,399,176
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,880	3,947,772
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,020,303
Series 2015-C23, Class D, 4.27%, 07/15/50 (b)(e)		970	850,967
Series 2015-C24, Class A4, 3.73%, 05/15/48		840	844,241
Series 2015-C25, Class C, 4.68%, 10/15/48 (e)		430	430,349
Series 2015-C25, Class D, 3.07%, 10/15/48		1,269	1,046,871
Series 2015-C26, Class A5, 3.53%, 10/15/48		810	803,943
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		1,935	1,549,042
Series 2017-C33, Class C, 4.56%, 05/15/50 (e)		840	835,596
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART, Class A, 2.20%, 09/13/31 (b)		820	794,009
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.37%, 10/15/42 (e)		1,601	1,658,441
Series 2014-CPT, Class E, 3.56%, 07/13/29 (b)(e)		250	244,907
Series 2014-CPT, Class F, 3.56%, 07/13/29 (b)(e)		2,230	2,175,327
Series 2014-CPT, Class G, 3.56%, 07/13/29 (b)(e)		1,290	1,242,487
Series 2015-MS1, Class C, 4.17%, 05/15/48 (e)		1,000	958,384
Series 2015-MS1, Class D, 4.17%, 05/05/48 (b)(e)		310	263,368
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 4.67%, 11/15/34 (a)(b)		6,092	6,093,918
Series 2017-H1, Class A5, 3.53%, 06/15/50		1,090	1,073,708
Series 2017-H1, Class C, 4.28%, 06/15/50 (e)		950	926,645
Series 2017-H1, Class D, 2.55%, 06/15/50 (b)		4,190	3,244,317
Morgan Stanley Capital I, Inc.:
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	339,030

34

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I, Inc.: (continued)
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 4.02%, 11/15/34 (a)(b)	USD	1,020	$1,022,891
Series 2017-JWDR, Class E, (1 mo. LIBOR US + 3.050%), 5.12%, 11/15/34 (a)(b)		1,890	1,898,929
Series 2018-H3, Class A5, 4.18%, 07/15/51		1,670	1,720,002
Series 2018-H3, Class C, 5.01%, 07/15/51 (e)		1,400	1,412,666
Series 2018-H3, Class D, 3.00%, 07/15/51 (b)		960	769,230
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.950%), 2.87%, 06/15/35 (a)(b)		810	810,000
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39 (b)(e)		3,730	3,421,154
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49 (b)(d)		900	873,360
RAIT Trust:
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 3.02%, 06/15/37 (a)(b)		3,500	3,501,407
Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.57%, 06/15/37 (a)(b)		550	549,998
Resource Capital Corp. Ltd.:
Series 2017-CRE5, Class A, (1 mo. LIBOR US + 0.800%), 2.87%, 07/15/34 (a)(b)		2,644	2,644,326
Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 4.07%, 07/15/34 (a)(b)(d)		939	938,835
RSO, Series 17, Class REPO, 5.20%, 07/17/20 (d)		9,872	9,871,994
U.S. Mortgage, Series 2018-USDC, Class F, 4.49%, 08/10/50 (b)(e)		1,420	1,318,362
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, (1 mo. LIBOR US + 2.430%), 4.52%, 06/25/45 (a)(b)		721	727,922
Series 2016-1, Class M4, 7.84%, 04/25/46 (b)(d)(e)		370	428,802
Series 2016-2, Class AFL, (1 mo. LIBOR US + 1.800%), 3.89%, 10/25/46 (a)		997	1,010,094
Series 2016-2, Class M1, 3.66%, 10/25/46 (e)		360	349,492
Series 2016-2, Class M2, 4.46%, 10/25/46 (e)		200	197,877
Series 2016-2, Class M3, 5.50%, 10/25/46 (e)		800	815,144
Series 2016-2, Class M4, 7.23%, 10/25/46 (e)		370	384,451
Series 2017-1, Class AFL, (1 mo. LIBOR US + 1.250%), 3.34%, 05/25/47 (a)(b)		3,322	3,340,286
Series 2017-1, Class M1, 3.55%, 05/25/47 (b)(e)		420	410,536
Series 2017-1, Class M2, 4.45%, 05/25/47 (b)(e)		410	408,175
Series 2017-1, Class M3, 5.35%, 05/25/47 (b)(e)		410	415,571
Series 2017-2, Class M3, 4.24%, 11/25/47 (b)(e)		777	760,430
Series 2017-2, Class M4, 5.00%, 11/25/47 (b)(e)		465	454,952
Series 2018-1, Class M2, 4.26%, 04/25/48 (b)		369	367,316
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29 (b)(e)		550	548,929
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class C, 6.18%, 04/15/47 (e)		930	942,379
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 3.42%, 06/15/29 (a)(b)		3,870	3,871,149
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47		550	543,961
Series 2015-C27, Class C, 3.89%, 02/15/48		902	839,545

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust: (continued)
Series 2015-C31, Class A4, 3.70%, 11/15/48	USD	1,800	$1,801,685
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (e)		3,050	3,081,089
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		608	611,763
Series 2015-NXS4, Class D, 3.75%, 12/15/48 (e)		220	193,746
Series 2015-P2, Class A4, 3.81%, 12/15/48		2,150	2,173,260
Series 2017-C38, Class A5, 3.45%, 07/15/50		1,261	1,233,502
Series 2017-C39, Class C, 4.12%, 09/15/50		590	560,824
Series 2017-C39, Class D, 4.50%, 09/15/50 (b)(e)		430	395,855
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 2.90%, 12/13/31 (a)(b)		1,508	1,507,449
Series 2018-1745, Class A, 3.87%, 06/15/36 (b)(e)		930	934,842
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.160%), 4.23%, 12/15/36 (a)(b)		890	886,082
Series 2018-C44, Class D, 3.00%, 05/15/51 (b)		1,100	879,538
Series 2018-C45, Class C, 4.73%, 06/15/51		530	529,961
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, (1 mo. LIBOR US + 0.950%), 3.02%, 03/15/44 (a)(b)		126	126,154
Series 2014-C21, Class A5, 3.68%, 08/15/47		1,515	1,528,310

Total Commercial Mortgage-Backed Securities — 3.5% (Cost: $462,096,374)			458,369,153
Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class B, 0.00%, 07/25/56 (b)(j)		1,626	130,471
Series 2017-3, Class BIO, 1.19%, 07/25/56 (b)(e)		3,296	318,159

Total Interest Only Collateralized Mortgage Obligations — 0.0% (Cost: $445,079)			448,630
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37 (b)(e)		13,000	192,920
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 1.01%, 09/15/48 (e)		1,165	56,283
Series 2017-BNK3, Class XB, 0.78%, 02/15/50 (d)(e)		23,000	1,062,600
Series 2017-BNK3, Class XD, 1.44%, 02/15/50 (b)(e)		5,000	451,500
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35 (b)(e)		17,710	1,190,466
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.86%, 01/10/48 (b)(e)		5,497	586,090
Series 2016-C4, Class XA, 1.90%, 05/10/58 (e)		6,197	625,567
Series 2016-C4, Class XB, 0.89%, 05/10/58 (e)		5,810	282,134
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, 1.07%, 09/15/50 (e)		7,128	472,931

35

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.23%, 03/10/46 (e)	USD	21,852	$691,529
Series 2015-3BP, Class XA, 0.17%, 02/10/35 (b)(e)		150,000	891,000
Series 2015-CR25, Class XA, 1.08%, 08/10/48 (e)		23,493	1,151,058
Series 2017-COR2, Class XA, 1.33%, 09/10/50 (e)		7,836	671,996
Series 2018-COR3, Class XD, 1.75%, 05/10/51 (b)(e)		3,200	429,056
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 02/10/34 (b)(e)		12,909	312,230
Series 2015-WEST, Class XA, 1.08%, 02/10/37 (b)(e)		9,900	539,997
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.22%, 11/15/50 (e)		12,490	211,542
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50 (b)(e)		5,780	378,763
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/22 (b)(e)		92,802	264,318
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 1.05%, 09/15/47 (e)		3,972	167,378
Series 2014-C23, Class XA, 0.94%, 09/15/47 (e)		40,314	1,081,302
Series 2015-C29, Class XA, 0.97%, 05/15/48 (e)		2,879	92,892
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(e)		4,940	245,963
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.64%, 04/15/46 (e)		4,570	106,581
Series 2016-JP3, Class XC, 0.75%, 08/15/49 (b)(e)		13,040	643,263
Series 2016-JP4, Class XA, 0.94%, 12/15/49 (e)		2,966	124,113
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 03/10/50 (b)(e)		3,570	171,098
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.34%, 12/15/47 (b)(e)		4,370	246,905
Series 2015-C22, Class XA, 1.27%, 04/15/48 (e)		3,004	160,784
Series 2015-C26, Class XD, 1.50%, 10/15/48 (b)(e)		4,490	374,286
Series 2016-C29, Class XB, 1.12%, 05/15/49 (e)		9,126	600,919
Series 2016-C31, Class XA, 1.59%, 11/15/49 (e)		2,625	223,471
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.69%, 03/15/49 (b)(d)(e)		13,984	1,365,118
Series 2017-H1, Class XD, 2.36%, 06/15/50 (b)(d)(e)		3,293	526,880

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust: (continued)
Series 2017-HR2, Class XA, 0.95%, 12/15/50 (e)	USD	15,557	$929,518
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39 (b)(e)		36,697	1,146,047
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32 (b)(e)		53,230	266,682
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32 (b)(d)(e)		10,646	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.77%, 06/15/50 (e)		6,914	720,362
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.05%, 02/15/48 (e)		16,282	763,208
Series 2015-NXS1, Class XB, 0.49%, 05/15/48 (e)		3,210	99,376
Series 2015-NXS4, Class XA, 1.08%, 12/15/48 (e)		3,202	165,705
Series 2016-BNK1, Class XB, 1.48%, 08/15/49 (e)		6,800	631,720
Series 2016-BNK1, Class XD, 1.41%, 08/15/49 (b)(e)		3,420	271,035
Series 2016-LC25, Class XA, 1.23%, 12/15/59 (e)		5,768	340,867
Series 2017-C41, Class XA, 1.39%, 11/15/50 (e)		17,479	1,524,323
Series 2018-C44, Class XA, 0.93%, 05/15/51 (e)		31,229	1,802,815

Total Interest Only Commercial Mortgage-Backed Securities — 0.2% (Cost: $26,969,422)			25,254,592

Total Non-Agency Mortgage-Backed Securities — 5.7% (Cost: $761,524,308)			756,093,026

Preferred Securities — 0.9%

Capital Trusts — 0.8%
Banks — 0.4%
ABN AMRO Bank NV, (5 yr. Euro Swap + 3.898%), 4.75% (m)(n)	EUR	3,600	4,008,149
Allied Irish Banks PLC, (5 yr. Euro Swap + 7.339%), 7.38% (m)(n)		300	382,708
Banco Bilbao Vizcaya Argentaria SA, (5 yr. Euro Swap + 9.177%), 8.88% (m)(n)		1,000	1,307,994
Banco Santander SA:
(5 yr. Euro Swap + 4.097%), 4.75% (m)(n)		3,600	3,879,824
(5 yr. Euro Swap + 6.803%), 6.75% (m)(n)		3,100	3,887,173
Bank of East Asia Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.680%), 5.63% (m)(n)	USD	285	272,877
Bank of Ireland, (5 yr. Euro Swap + 6.960%), 7.38% (m)(n)	EUR	810	1,014,498
Bankia SA, (5 yr. Euro Swap + 5.820%), 6.00% (m)(n)		2,400	2,797,819
BNP Paribas SA, (5 yr. Euro Swap + 5.230%), 6.13% (m)(n)		1,230	1,563,376
CaixaBank SA, (5 yr. Euro Swap + 4.500%), 5.25% (m)(n)		1,000	1,068,538

36

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
Banco Santander SA: (continued)
Cooperatieve Rabobank UA, (5 yr. Euro Swap + 5.250%), 5.50% (m)(n)	EUR	700	$873,506
Credit Agricole SA, (5 yr. Euro Swap + 5.120%), 6.50% (m)(n)		1,070	1,346,185
Danske Bank A/S:
(6 yr. Euro Swap + 4.640%), 5.75% (m)(n)		200	244,946
(5 yr. Euro Swap + 5.470%), 5.88% (m)(n)		850	1,079,536
DNB Bank ASA, (5 yr. Swap Semi 30/360 US + 4.080%), 5.75% (m)(n)	USD	800	795,160
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, (3 mo. LIBOR US + 0.000%), 2.56% (a)(n)		2,150	1,659,800
HSBC Holdings PLC:
(USD Swap Rate 11:00 am NY 1 + 3.630%), 5.63% (m)(n)		300	298,500
(USD Swap Rate 11:00 am NY 1 + 3.750%), 6.00% (m)(n)		10,345	9,594,987
(USD Swap Rate 11:00 am NY 1 + 3.450%), 6.25% (m)(n)		1,400	1,373,750
(USD Swap Rate 11:00 am NY 1 + 3.710%), 6.38% (m)(n)		800	791,352
(USD Swap Rate 11:00 am NY 1 + 3.610%), 6.50% (m)(n)		200	192,000
Industrial Bank of Korea, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.090%), 3.90% (m)(n)		200	182,972
ING Groep NV, (5 yr. Swap Semi 30/360 US + 4.450%), 6.00% (m)(n)		740	736,448
Intesa Sanpaolo SpA, (5 yr. Euro Swap + 6.880%), 7.00% (m)(n)	EUR	1,749	2,085,442
KBC Group NV, (5 yr. Euro Swap + 4.760%), 5.63% (m)(n)		400	475,028
Lehman Brothers Holdings Capital Trust VII, 5.86% (d)(f)(l)(n)	USD	1,888	—
Lloyds Banking Group PLC:
(3 mo. LIBOR US + 1.500%), 6.41% (b)(m)(n)		500	526,250
(3 mo. LIBOR US + 1.270%), 6.66% (m)(n)		175	186,861
(3 mo. LIBOR US + 1.270%), 6.66% (b)(m)(n)		1,125	1,201,252
National Westminster Bank PLC, Series C, 2.56% (e)(n)		2,000	1,633,000
Nordea Bank AB, (USD Swap Rate 11:00 am NY 1 + 3.563%), 5.50% (m)(n)		720	714,600
Postal Savings Bank of China Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.634%), 4.50% (m)(n)		2,000	1,855,000
Royal Bank of Scotland Group PLC, (5 yr. Swap Semi 30/360 US + 7.598%), 8.63% (m)(n)		800	850,200
Santander UK Group Holdings PLC, (5 yr. GBP Swap + 5.543%), 7.38% (m)(n)	GBP	700	960,777
Swedbank AB, (5 yr. Swap Semi 30/360 US + 3.767%), 5.50% (m)(n)	USD	200	199,250
UniCredit SpA, (5 yr. Euro Swap + 9.300%), 9.25% (m)(n)	EUR	700	912,491
United Overseas Bank Ltd., (5 yr. Swap Semi 30/360 US + 1.794%), 3.88% (m)(n)	USD	864	803,468
Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.888%), 5.00% (m)(n)		160	138,106
Woori Bank:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.306%), 4.50% (m)(n)		1,238	1,166,806
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.347%), 5.25% (m)(n)		1,975	1,861,248

			54,921,877

Security	Par (000)		Value
Capital Markets — 0.1%
Bank of New York Mellon Corp., Series F, (3 mo. LIBOR US + 3.130%), 4.63% (m)(n)	USD	6,967	$6,592,524
Credit Suisse Group AG, (5 yr. Swap Semi 30/360 US + 5.110%), 7.13% (m)(n)		440	448,030
UBS Group Funding Switzerland AG:
(5 yr. Swap Semi 30/360 US + 2.432%), 5.00% (m)(n)		2,375	2,084,062
(5 yr. Euro Swap + 5.287%), 5.75% (m)(n)	EUR	700	881,722
(USD Swap Rate 11:00 am NY 1 + 5.497%), 6.88% (m)(n)	USD	800	819,782
(5 yr. Swap Semi 30/360 US + 5.883%), 7.13% (m)(n)		740	762,025

			11,588,145
Commercial Services & Supplies — 0.0%
King Talent Management Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.520%), 5.60% (m)(n)		800	746,045

Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.290%), 5.70% (m)(n)		200	198,001

Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (n)		2,294	2,314,072

Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, (5 yr. GBP Swap + 5.510%), 6.88%, 03/14/73 (m)	GBP	100	139,235
Orange SA, (5 yr. Euro Swap + 3.668%), 5.25% (m)(n)	EUR	1,090	1,409,066

			1,548,301
Electric Utilities — 0.0%
Electricite de France SA, (8 yr. Euro Swap + 2.440%), 4.13% (m)(n)		800	976,962
Gas Natural Fenosa Finance BV:
(9 yr. Euro Swap + 3.080%), 3.38% (m)(n)		900	1,037,883
(8 yr. Euro Swap + 3.350%), 4.13% (m)(n)		400	486,272

			2,501,117
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		100	120,902

Industrial Conglomerates — 0.1%
General Electric Co., Series D, (3 mo. LIBOR US + 3.330%), 5.00% (m)(n)	USD	7,830	7,712,550
Tewoo Group No. 5 Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.373%), 5.80% (m)(n)		700	612,365

			8,324,915
Insurance — 0.0%
Assicurazioni Generali SpA, (3 mo. LIBOR GBP + 2.200%), 6.42% (m)(n)	GBP	100	135,596
Dai-ichi Life Insurance Co. Ltd., (3 mo. LIBOR US + 3.660%), 4.00% (m)(n)	USD	400	373,000
ELM BV for Helvetia Schweizerische Versich-erungsgesellschaft AG, (3 mo. EURIBOR + 3.650%), 3.38%, 09/29/47 (m)	EUR	700	817,330
Heungkuk Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.470%), 4.48%, 11/09/47 (m)	USD	488	426,362
KDB Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.660%), 7.50%, 05/21/48 (m)		900	843,570

37

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Insurance (continued)
Nippon Life Insurance Co., (USD Swap Rate 11:00 am NY 1 + 3.750%), 4.70%, 01/20/46 (m)	USD	200	$195,916

			2,791,774
Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.084%), 3.75% (m)(n)		278	257,135

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(n)		3,770	3,807,700

Metals & Mining — 0.0%
BHP Billiton Finance Ltd., (5 yr. Euro Swap + 4.800%), 5.63%, 10/22/79 (m)	EUR	900	1,233,552

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20	USD	6,650	6,552,471
RWE AG, (5 yr. Euro Swap + 2.643%), 2.75%, 04/21/75 (m)	EUR	30	35,384

			6,587,855
Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc., (3 mo. LIBOR US + 3.420%), 5.50%, 07/15/77 (m)	USD	5,170	4,711,162
PTTEP Treasury Center Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.724%), 4.60% (m)(n)		825	775,462
Repsol International Finance BV, (10 yr. Euro Swap + 4.200%), 4.50%, 03/25/75 (m)	EUR	150	183,009

			5,669,633
Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 9.220%), 6.88% (m)(n)	USD	800	728,882
ATF Netherlands BV, (5 yr. Euro Swap + 4.380%), 3.75% (m)(n)	EUR	600	705,752
Fastighets AB Balder, (5 yr. Euro Swap + 2.900%), 3.00%, 03/07/78 (m)		100	111,796
Grand City Properties SA, (5 yr. Euro Swap + 3.890%), 3.75% (m)(n)		600	714,863

			2,261,293
Transportation Infrastructure — 0.0%
Royal Capital BV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.930%), 4.88% (m)(n)	USD	219	208,270

Wireless Telecommunication Services — 0.0%
Telefonica Europe BV:
(5 yr. Euro Swap + 2.327%), 2.63% (m)(n)	EUR	100	109,189
(10 yr. Euro Swap + 4.301%), 5.88% (m)(n)		2,700	3,432,898
(8 yr. Euro Swap + 5.586%), 7.63% (m)(n)		200	268,010

			3,810,097

Total Capital Trusts — 0.8% (Cost: $113,265,915)			108,890,684

Security	Shares		Value
Preferred Stocks — 0.0%
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00%, 08/27/44 (d)(f)		12	$233,018

Total Preferred Stocks — 0.0% (Cost: $1,088,511)			233,018

Trust Preferreds — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 8.73%, 10/30/40 (e)		349	9,469,824

Total Trust Preferreds — 0.1% (Cost: $9,587,771)			9,469,824

Total Preferred Securities — 0.9% (Cost: $123,942,197)			118,593,526

	Par (000)
Taxable Municipal Bonds — 5.5%
Alamo Community College District GO:
5.00%, 08/15/35	USD	1,260	1,465,115
5.00%, 08/15/36		1,250	1,449,163
5.00%, 08/15/37		1,600	1,853,536
5.00%, 08/15/38		1,570	1,817,432
American Municipal Power, Inc. RB:
6.05%, 02/15/43		2,770	3,496,211
6.45%, 02/15/44		4,635	6,064,434
Arizona Health Facilities Authority RB, 2.38%, 01/01/37 (e)		1,355	1,280,787
Arizona State University RB, 5.00%, 07/01/43		1,160	1,337,747
Bay Area Toll Authority RB:
6.92%, 04/01/40		3,145	4,334,030
7.04%, 04/01/50		6,950	10,163,819
Berks County Industrial Development Authority RB:
5.00%, 11/01/47		1,780	1,969,926
5.00%, 11/01/50		1,660	1,830,216
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 06/01/47		5,210	5,232,247
Buena Park School District GO, 5.00%, 08/01/47		900	1,037,457
California Health Facilities Financing Authority RB:
5.00%, 08/15/33		1,190	1,383,553
5.00%, 08/15/47		1,650	1,836,252
California Infrastructure & Economic Development Bank RB:
5.00%, 05/15/47		700	810,355
5.00%, 05/15/52		710	821,278
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (b)		1,000	1,061,210
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/50		1,730	1,935,489
Central Texas Regional Mobility Authority RB:
5.00%, 01/01/45		900	981,945
5.00%, 01/01/46		900	983,970
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 07/01/51		700	767,557

38

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 07/01/41	USD	880	$984,368
City & County of Denver, CO Airport System Revenue RB:
5.00%, 11/15/28		1,060	1,224,470
5.00%, 11/15/29		1,180	1,358,935
5.00%, 11/15/30		945	1,085,814
City & County of Denver, CO RB, 5.00%, 08/01/44		2,950	3,347,748
City of Atlanta, GA Water & Wastewater Revenue RB:
5.00%, 11/01/40		885	995,837
5.00%, 11/01/41		2,630	3,048,144
City of Aurora, CO Water Revenue RB:
5.00%, 08/01/41		3,500	3,993,360
5.00%, 08/01/46		3,530	4,014,034
City of Austin, TX Water & Wastewater System Revenue RB, 5.00%, 11/15/43		1,650	1,838,463
City of Cartersville, GA RB, 5.00%, 06/01/48		1,000	1,156,420
City of Colorado Springs, CO Utilities System Revenue RB, 5.00%, 11/15/42		880	1,020,422
City of Columbia, SC Waterworks & Sewer System Revenue RB:
5.00%, 02/01/42		1,350	1,578,190
5.00%, 02/01/48		1,460	1,698,841
City of Los Angeles Department of Airports RB, 5.00%, 05/15/44		870	995,236
City of New York, NY GO:
5.00%, 04/01/40		2,600	3,014,986
5.00%, 04/01/45		3,560	4,108,774
City of Philadelphia, PA Airport Revenue RB, 5.00%, 07/01/42		1,000	1,126,400
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		1,325	1,936,766
City of San Antonio, TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/48		730	794,605
City Public Service Board of San Antonio, TX RB, 5.81%, 02/01/41		3,260	4,071,186
Clark County School District GO:
5.00%, 06/15/30		1,870	2,177,391
5.00%, 06/15/31		2,000	2,323,180
5.00%, 06/15/33		2,210	2,550,738
Colorado Health Facilities Authority RB, 5.25%, 02/01/31		785	827,680
Commonwealth Financing Authority RB:
3.86%, 06/01/38		2,325	2,275,989
4.14%, 06/01/38		1,730	1,744,653
Commonwealth of Massachusetts GO:
5.00%, 11/01/42		1,890	2,178,868
5.00%, 01/01/45		2,380	2,743,117
5.00%, 11/01/45		1,830	2,104,903
Commonwealth of Puerto Rico GO, 8.00%, 07/01/35 (f)(l)		12,415	5,028,075
Connecticut State Health & Educational Facility Authority RB, 5.00%, 07/01/45		1,700	1,846,013
Contra Costa Community College District GO, 6.50%, 08/01/34		570	722,635
County of Anne Arundel, MD GO, 5.00%, 10/01/47		1,640	1,905,893
County of Clark, NV GO:
5.00%, 06/01/43		3,220	3,726,635
5.00%, 05/01/48		6,430	7,412,118
County of Franklin, OH Sales Tax Revenue RB:
5.00%, 06/01/43		1,600	1,875,552
5.00%, 06/01/48		3,170	3,701,133
County of King, WA Sewer Revenue RB:
5.00%, 07/01/42		1,090	1,257,947

Security	Par (000)		Value
County of King, WA Sewer Revenue RB: (continued)
5.00%, 07/01/47	USD	1,780	$1,979,769
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		2,490	2,373,144
3.35%, 10/01/29		560	541,106
3.45%, 10/01/30		1,030	999,358
3.50%, 10/01/31		965	936,957
5.00%, 10/01/38		1,600	1,755,536
5.00%, 10/01/40		1,650	1,864,814
County of Miami-Dade, FL GO, 5.00%, 07/01/35		800	912,976
Dallas Area Rapid Transit RB:
5.00%, 12/01/41		1,780	2,011,151
5.00%, 12/01/46		2,410	2,714,455
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		2,025	2,153,587
Series A, 5.00%, 11/01/43		60	63,439
5.00%, 11/01/45		3,670	3,878,676
5.00%, 11/01/45		2,650	2,822,621
District of Columbia GO, 5.00%, 06/01/42		1,750	2,014,477
District of Columbia RB:
5.00%, 07/15/34		775	869,922
5.00%, 07/15/35		775	868,271
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/49		1,415	1,642,136
Dutchess County Local Development Corp. RB, 5.00%, 07/01/46		2,685	2,963,730
Golden State Tobacco Securitization Corp. RB, 5.13%, 06/01/47		4,095	4,095,041
Grant County Public Utility District No. 2 RB, 4.58%, 01/01/40		600	628,212
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 07/01/33		755	876,698
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		840	958,810
3.65%, 01/15/46		1,165	1,125,367
3.09%, 09/15/51		4,665	3,985,963
3.65%, 08/15/57		4,495	4,247,865
JobsOhio Beverage System RB, 3.99%, 01/01/29		2,760	2,838,053
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/50		850	910,392
Lexington County Health Services District, Inc. RB, 5.00%, 11/01/41		960	1,052,986
Los Angeles Community College District GO, 6.60%, 08/01/42		6,050	8,454,209
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 07/01/42		2,650	3,087,806
Los Angeles Department of Water & Power RB, 6.60%, 07/01/50		1,065	1,541,619
Los Angeles Unified School District GO:
5.75%, 07/01/34		415	503,163
6.76%, 07/01/34		4,355	5,759,923
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27		815	910,657
Maryland Stadium Authority RB, 5.00%, 05/01/41		1,580	1,781,308
Massachusetts Bay Transportation Authority RB:
5.00%, 07/01/39		970	1,116,984
5.00%, 07/01/40		1,020	1,172,837
5.00%, 07/01/41		1,060	1,217,028
5.00%, 07/01/42		1,115	1,279,239
5.00%, 07/01/43		890	1,020,340

39

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Massachusetts Development Finance Agency RB:
5.00%, 07/01/43	USD	890	$988,292
5.00%, 09/01/45		985	1,115,581
5.00%, 07/01/47		1,260	1,397,290
5.00%, 07/01/48		4,440	4,906,866
5.00%, 07/01/53		1,770	1,943,708
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/22		500	543,850
Massachusetts Housing Finance Agency RB:
4.50%, 12/01/39		1,060	1,102,262
4.60%, 12/01/44		1,120	1,165,640
4.50%, 12/01/48		1,180	1,227,932
Massachusetts Port Authority RB, 5.00%, 07/01/43		1,590	1,778,574
Massachusetts School Building Authority RB, 5.25%, 02/15/48		2,605	3,084,242
Massachusetts Water Resources Authority RB, 5.00%, 08/01/40		920	1,056,077
Mesquite Independent School District GO PSF, 5.00%, 08/15/42		1,700	1,938,017
Metropolitan Atlanta Rapid Transit Authority RB:
5.00%, 07/01/41		1,750	1,972,880
5.00%, 07/01/42		1,750	1,971,707
5.00%, 07/01/45		1,380	1,573,835
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, 5.00%, 07/01/46		1,800	1,992,150
Metropolitan St. Louis Sewer District RB:
5.00%, 05/01/42		2,670	3,092,554
5.00%, 05/01/47		2,290	2,644,721
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	893,760
6.67%, 11/15/39		350	466,581
6.69%, 11/15/40		1,160	1,544,169
6.81%, 11/15/40		860	1,154,215
5.00%, 11/15/42		1,700	1,945,837
5.25%, 11/15/57		2,090	2,378,608
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,557,331
5.00%, 10/01/53		1,000	1,059,730
Metropolitan Washington Airports Authority RB:
5.00%, 10/01/32		2,710	3,092,517
5.00%, 10/01/43		2,770	3,178,963
Miami-Dade County Educational Facilities Authority RB:
5.00%, 04/01/48		1,740	1,959,953
5.07%, 04/01/50		1,300	1,458,964
5.00%, 04/01/53		3,705	4,147,340
Michigan Finance Authority RB:
5.00%, 06/01/39		840	926,050
5.00%, 11/15/41		850	941,103
5.00%, 12/01/47		5,660	6,121,856
Michigan State Housing Development Authority RB:
3.55%, 10/01/33 (r)		1,055	1,057,437
4.00%, 10/01/43		1,010	1,014,606
4.05%, 10/01/48		465	467,116
4.15%, 10/01/53		2,400	2,410,872
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 09/01/46		1,610	1,728,029
Municipal Electric Authority of Georgia RB, 6.64%, 04/01/57		1,610	2,035,668
New Jersey State Turnpike Authority RB, 7.41%, 01/01/40		2,329	3,387,135
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/29		915	1,000,882

Security	Par (000)		Value
New Orleans Aviation Board RB, 5.00%, 01/01/40	USD	1,140	$1,241,335
New York City Housing Development Corp. RB:
3.70%, 11/01/38		1,090	1,095,123
3.85%, 11/01/43		3,300	3,313,167
3.95%, 11/01/48		1,090	1,095,799
4.00%, 11/01/53		3,510	3,528,603
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/40		930	1,045,887
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
3.55%, 05/01/25		5,040	5,062,932
3.05%, 05/01/27		4,675	4,488,608
5.00%, 08/01/31		470	544,279
5.00%, 02/01/35		1,040	1,180,785
5.00%, 05/01/36		990	1,127,184
New York City Water & Sewer System RB:
5.00%, 06/15/39		3,720	4,338,450
5.00%, 06/15/40		2,660	3,099,751
5.75%, 06/15/41		1,330	1,677,702
6.01%, 06/15/42		665	864,114
5.38%, 06/15/43		4,410	4,782,865
5.50%, 06/15/43		5,285	5,750,239
5.88%, 06/15/44		1,240	1,613,761
New York Convention Center Development Corp. RB:
5.00%, 11/15/40		930	1,047,505
5.00%, 11/15/46		2,370	2,684,594
New York Liberty Development Corp RB, 5.25%, 10/01/35		1,030	1,278,560
New York State Dormitory Authority RB:
5.00%, 02/15/31		780	906,867
5.00%, 03/15/32		1,395	1,601,641
5.00%, 02/15/36		1,870	2,158,260
5.00%, 02/15/37		950	1,095,625
5.00%, 02/15/38		940	1,083,284
5.00%, 10/01/38 (r)		2,830	3,354,993
5.00%, 02/15/39		940	1,080,060
5.00%, 03/15/39		2,840	3,301,869
5.00%, 02/15/40		945	1,084,992
5.39%, 03/15/40		1,470	1,753,548
5.00%, 02/15/41		1,870	2,142,235
5.00%, 03/15/41		1,750	2,031,418
5.00%, 02/15/42		2,540	2,907,614
5.00%, 03/15/42		1,750	2,029,808
5.00%, 02/15/43		1,550	1,773,014
5.00%, 03/15/43		1,820	2,084,828
5.00%, 03/15/43		1,750	2,028,233
5.00%, 10/01/48 (r)		1,120	1,487,707
New York State Urban Development Corp. RB:
2.86%, 03/15/24		5,580	5,473,534
3.12%, 03/15/25		2,900	2,856,790
3.32%, 03/15/29		4,035	3,858,751
New York Transportation Development Corp. RB:
5.00%, 08/01/20		2,200	2,318,426
5.00%, 07/01/46		730	787,108
5.25%, 01/01/50		5,190	5,648,017
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/48		1,720	1,868,763
Oklahoma Development Finance Authority RB:
5.25%, 08/15/43		1,000	1,128,870
5.25%, 08/15/48		500	561,745
5.50%, 08/15/57		3,500	3,983,105
Omaha Public Power District RB, 5.00%, 02/01/42		2,070	2,398,012
Orange County Local Transportation Authority RB, 6.91%, 02/15/41		2,790	3,777,548

40

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oregon School Boards Association GO:
5.48%, 06/30/22	USD	4,895	$5,317,096
5.49%, 06/30/23		7,030	7,755,566
Oregon School Boards Association GO AMBAC, 4.76%, 06/30/28		4,460	4,803,643
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,094,960
5.00%, 12/31/38		320	350,176
Pennsylvania State University RB:
5.00%, 09/01/43		1,240	1,445,146
5.00%, 09/01/48		1,450	1,681,652
Pennsylvania Turnpike Commission RB:
5.00%, 12/01/43		3,460	3,896,583
5.00%, 12/01/48		11,290	12,872,971
5.00%, 12/01/48		2,300	2,579,565
Permanent University Fund — University of Texas System RB, 3.38%, 07/01/47		3,945	3,653,149
Port Authority of New York & New Jersey RB:
4.96%, 08/01/46		2,660	3,143,854
5.00%, 11/15/47		860	968,816
4.93%, 10/01/51		1,045	1,225,377
4.46%, 10/01/62		3,505	3,722,555
4.81%, 10/15/65		1,740	1,958,231
Public Power Generation Agency RB, 5.00%, 01/01/35		1,070	1,203,301
Regents of the University of California Medical Center Pooled Revenue RB:
6.40%, 05/15/31		2,040	2,463,790
5.00%, 05/15/47		3,090	3,494,635
6.58%, 05/15/49		2,860	3,833,916
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39		1,160	1,270,432
Sacramento County Sanitation Districts Financing Authority RB, 2.07%, 12/01/35 (e)		1,940	1,877,260
Salt Lake City Corp. Airport Revenue RB:
5.00%, 07/01/47		2,960	3,324,346
5.00%, 07/01/47		1,100	1,257,388
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 12/01/45		6,365	7,183,730
San Antonio Water System RB, 5.00%, 05/15/39		4,390	4,931,024
San Diego County Regional Airport Authority RB, 5.00%, 07/01/47		1,640	1,884,344
San Diego Public Facilities Financing Authority Sewer Revenue RB, 5.00%, 05/15/39		1,250	1,451,537
San Diego Unified School District GO, 5.00%, 07/01/41		2,370	2,777,924
San Francisco City & County Airport Comm-San Francisco International Airport RB:
5.00%, 05/01/41		840	941,455
5.00%, 05/01/46		3,330	3,720,010
San Francisco City & County Airport RB, 5.00%, 05/01/47		1,890	2,134,245
San Jose Redevelopment Agency Successor Agency TA:
2.96%, 08/01/24		7,265	7,146,580
3.13%, 08/01/28		4,275	4,130,035
3.25%, 08/01/29		3,585	3,473,471
South Carolina Public Service Authority RB:
2.39%, 12/01/23		2,692	2,508,271
5.00%, 12/01/49		1,730	1,834,232
5.00%, 12/01/50		1,730	1,848,574
State Board of Administration Finance Corp. RB:
3.00%, 07/01/20		3,770	3,780,631
2.64%, 07/01/21		4,400	4,358,904
State of California GO:
2.25%, 10/01/23		7,420	7,090,033

Security	Par (000)		Value
State of California GO: (continued)
7.50%, 04/01/34	USD	2,210	$3,103,923
4.60%, 04/01/38		12,575	13,172,061
7.55%, 04/01/39		3,715	5,478,288
7.30%, 10/01/39		2,575	3,648,260
7.35%, 11/01/39		1,320	1,878,980
State of Connecticut GO, 3.31%, 01/15/26		4,655	4,529,734
State of Illinois GO:
5.00%, 05/01/20		1,380	1,424,698
5.00%, 11/01/22		1,735	1,834,311
5.00%, 11/01/24		4,450	4,734,755
5.00%, 12/01/24		870	925,828
5.00%, 11/01/25		4,350	4,629,400
5.10%, 06/01/33		8,190	7,750,688
State of Ohio GO:
5.00%, 05/01/30		1,180	1,354,498
5.00%, 03/15/32		2,380	2,690,138
State of Texas GO:
5.00%, 04/01/40		1,310	1,490,767
5.00%, 04/01/43		2,100	2,385,117
State of Washington GO:
5.00%, 07/01/30		4,470	5,095,800
5.00%, 08/01/30		1,000	1,163,540
5.00%, 08/01/40		2,720	3,068,214
5.00%, 08/01/40		1,120	1,291,058
5.00%, 02/01/41		1,880	2,151,754
5.00%, 08/01/41		1,175	1,353,447
5.00%, 08/01/42		1,245	1,433,020
State of West Virginia GO:
5.00%, 06/01/40		2,400	2,799,864
5.00%, 12/01/40		2,480	2,893,193
5.00%, 12/01/41		2,370	2,762,662
State of Wisconsin GO:
5.00%, 05/01/32		1,040	1,191,694
5.00%, 05/01/33		940	1,073,950
5.00%, 11/01/33		1,520	1,773,414
5.00%, 05/01/34		1,220	1,388,958
5.00%, 05/01/36		1,520	1,722,418
5.00%, 05/01/38		1,530	1,726,651
State of Wisconsin RB, 3.15%, 05/01/27		3,355	3,279,781
Sumter Landing Community Development District RB, 4.17%, 10/01/47		920	967,840
Texas A&M University RB:
2.76%, 05/15/26		5,045	4,863,229
2.84%, 05/15/27		2,240	2,152,147
Texas Municipal Gas Acquisition & Supply Corp. RB, 6.25%, 12/15/26		850	989,408
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		370	397,972
Texas Transportation Commission State Highway Fund RB, 5.00%, 10/01/19		3,290	3,429,693
Texas Water Development Board RB:
5.00%, 10/15/43		2,570	2,979,247
5.00%, 10/15/47		1,030	1,184,984
Tobacco Settlement Finance Authority RB, 7.47%, 06/01/47		6,660	6,636,623
Tobacco Settlement Financing Corp. RB, 6.71%, 06/01/46		4,235	4,184,646
TSASC, Inc. RB, 5.00%, 06/01/41		1,700	1,839,570
University of California RB:
3.06%, 07/01/25		1,865	1,814,925
4.60%, 05/15/31		1,950	2,103,601
4.86%, 05/15/12		1,415	1,500,197
University of Delaware RB, 4.22%, 11/01/58		2,175	2,242,555
University of Houston RB:
5.00%, 02/15/33		955	1,090,448
5.00%, 02/15/34		875	995,260
5.00%, 02/15/35		1,990	2,257,695

41

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
University of Houston RB: (continued)
5.00%, 02/15/36	USD	2,560	$2,896,922
University of Oregon RB, 5.00%, 04/01/46		1,270	1,445,247
Upper Arlington City School District GO, 5.00%, 12/01/48		2,290	2,650,835
Virginia Small Business Financing Authority RB, 5.00%, 12/31/56		2,190	2,386,837
Weld County School District No. RE-4 GO, 5.25%, 12/01/41		1,560	1,822,969
West Virginia Hospital Finance Authority RB:
5.00%, 06/01/19		895	922,154
5.00%, 06/01/20		965	1,018,818
5.00%, 06/01/21		960	1,034,813
5.00%, 06/01/22		1,050	1,155,021
5.00%, 06/01/23		870	972,904
5.00%, 06/01/24		935	1,058,841
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		790	850,783

Total Taxable Municipal Bonds — 5.5% (Cost: $720,719,292)			719,929,137

U.S. Government Sponsored Agency Securities — 63.3%

Agency Obligations — 0.0%
Fannie Mae 6.63%, 11/15/30		1,450	1,944,915
Freddie Mac 3.75%, 03/27/19		3,650	3,689,457

			5,634,372
Collateralized Mortgage Obligations — 0.6%
Fannie Mae:
Series 2003-W5, Class A, (1 mo. LIBOR US + 0.110%), 2.20%, 04/25/33 (a)		2	2,194
Series 2005-48, Class AR, 5.50%, 02/25/35		3	2,572
Series 2016-C02, Class 1M2, (1 mo. LIBOR US + 6.000%), 8.09%, 09/25/28 (a)		640	756,999
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.250%), 6.34%, 01/25/29- 04/25/29 (a)		8,591	9,739,261
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.750%), 7.84%, 07/25/29 (a)		1,713	2,043,610
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.550%), 5.64%, 07/25/29 (a)		3,204	3,480,569
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.850%), 6.94%, 10/25/29 (a)		9,530	10,682,184
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 5.09%, 10/25/29 (a)		676	719,615
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.600%), 5.69%, 01/25/30 (a)		3,850	3,946,252
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.200%), 4.29%, 01/25/30 (a)		2,245	2,284,625
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.000%), 6.09%, 05/25/30 (a)		3,464	3,599,646
Freddie Mac:
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.500%), 13.59%, 01/25/25 (a)		500	722,803
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.950%), 10.04%, 05/25/25 (a)		528	626,677
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.800%), 5.89%, 03/25/29 (a)		3,200	3,561,974
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.250%), 5.34%, 07/25/29 (a)		3,290	3,545,537
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.150%), 7.24%, 10/25/29 (a)		2,180	2,491,689
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.450%), 5.54%, 10/25/29 (a)		4,004	4,377,470

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac: (continued)
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.450%), 6.54%, 03/25/30 (a)	USD	3,870	$4,177,509
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.500%), 4.59%, 03/25/30 (a)		7,630	7,860,121
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.450%), 4.54%, 12/25/42 (a)		810	834,708
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.150%), 5.24%, 07/25/30 (a)		4,320	4,131,365
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.800%), 3.89%, 07/25/30 (a)		2,800	2,753,559
Series 2018-SPI2, Class M2, 3.82%, 05/25/48 (b)(e)		1,960	1,797,115

			74,138,054
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (e)		2,163	2,320,970
Series 2015-M10, Class A2, 3.09%, 04/25/27 (e)		1,000	968,061
Freddie Mac Series K076, Class A2, 3.90%, 04/25/28		2,486	2,572,808

			5,861,839
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M5, Class X2, 2.31%, 01/25/22 (e)		9,246	364,576
Series 2014-M13, Class X2, 0.23%, 08/25/24 (e)		116,553	865,997
Series 2015-M4, Class X2, 0.58%, 07/25/22 (e)		37,597	605,300
Series 2016-M4, Class X2, 2.68%, 01/25/39 (e)		8,201	848,359
Series 2017-M12, Class X, 0.44%, 06/25/27 (e)		16,243	217,333
Freddie Mac:
Series K064, Class X1, 0.74%, 03/25/27 (e)		26,567	1,202,127
Series K065, Class X1, 0.82%, 04/25/27 (e)		25,522	1,287,033
Series K718, Class X1, 0.76%, 01/25/22 (e)		5,931	114,146
Series KIR1, Class X, 1.22%, 03/25/26 (e)		9,094	598,002
Series KW01, Class X1, 1.12%, 01/25/26 (e)		9,879	578,638
Series KW03, Class X1, 0.99%, 06/25/27 (e)		7,716	437,623
Ginnie Mae:
Series 2012-120, Class IO, 0.78%, 02/16/53 (e)		14,194	649,526
Series 2012-23, Class IO, 0.59%, 06/16/53 (e)		3,616	91,636
Series 2013-191, Class IO, 0.75%, 11/16/53 (e)		2,956	107,359
Series 2013-63, Class IO, 0.79%, 09/16/51 (e)		21,461	1,124,029
Series 2014-40, Class AI, 1.00%, 02/16/39		6,221	118,070
Series 2014-52, Class AI, 0.83%, 08/16/41		5,413	121,688
Series 2015-171, Class IO, 0.89%, 11/16/55 (e)		11,180	704,137
Series 2015-173, Class IO, 0.89%, 09/16/55 (e)		6,832	456,335
Series 2015-22, Class IO, 0.73%, 03/16/55 (e)		11,016	597,018
Series 2015-37, Class IO, 0.85%, 10/16/56 (e)		2,751	172,377
Series 2015-48, Class IO, 0.68%, 02/16/50 (d)(e)		5,851	271,761
Series 2016-110, Class IO, 1.03%, 05/16/58 (e)		6,504	521,733

42

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae: (continued)
Series 2016-113, Class IO, 1.19%, 02/16/58 (e)	USD	8,895	$816,175
Series 2016-119, Class IO, 1.13%, 04/16/58 (e)		49,384	4,135,828
Series 2016-125, Class IO, 1.06%, 12/16/57 (e)		9,226	734,165
Series 2016-128, Class IO, 0.94%, 09/16/56 (e)		14,076	1,087,460
Series 2016-152, Class IO, 0.98%, 08/15/58 (e)		18,231	1,412,104
Series 2016-158, Class IO, 0.91%, 06/16/58 (e)		6,544	493,161
Series 2016-162, Class IO, 1.00%, 09/16/58 (e)		12,288	1,005,610
Series 2016-165, Class IO, 0.97%, 12/16/57 (e)		6,975	563,121
Series 2016-26, Class IO, 0.97%, 02/16/58 (e)		17,436	1,230,634
Series 2016-87, Class IO, 1.00%, 08/16/58 (e)		19,017	1,478,279
Series 2016-96, Class IO, 0.99%, 12/16/57 (e)		5,145	385,192
Series 2016-97, Class IO, 1.04%, 07/16/56 (e)		10,066	842,184
Series 2017-100, Class IO, 0.81%, 05/16/59 (e)		10,038	679,502
Series 2017-151, Class IO, 0.71%, 09/16/57 (d)(e)		13,650	868,172
Series 2017-86, Class IO, 0.77%, 05/16/59 (e)		6,119	404,380
Series 2018-85, Class IO, 0.52%, 07/16/60 (e)		12,083	732,885

			28,923,655
Mortgage-Backed Securities — 62.5%
Fannie Mae Mortgage-Backed Securities:
5.00%, 05/01/23-07/01/48 (s)		62,948	67,083,279
4.00%, 02/01/25-01/01/57 (s)		1,720,237	1,758,204,882
4.50%, 02/01/25-07/01/48 (s)		267,150	280,979,126
3.50%, 08/01/26-07/01/48 (s)		1,929,131	1,924,273,787
2.50%, 09/01/27-07/01/33 (s)		305,798	297,924,966
3.00%, 04/01/28-07/01/48 (s)		1,152,797	1,139,861,219
2.00%, 10/01/31-07/01/33		20,760	19,670,455
5.50%, 12/01/32-07/01/48 (s)		31,308	33,971,467
6.00%, 02/01/34-07/01/48 (s)		19,232	21,018,585
6.50%, 05/01/40		3,496	3,891,589
5.04%, 09/01/44		4,586	4,839,453
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24-07/01/33 (s)		111,325	108,341,511
3.00%, 09/01/27-07/01/48 (s)		298,244	290,872,965
3.50%, 09/01/30-07/01/48 (s)		358,142	359,198,293
5.50%, 02/01/35-06/01/41		4,068	4,398,550
5.00%, 07/01/35-11/01/41		13,357	14,254,955
4.50%, 02/01/39-07/01/48 (s)		151,161	158,597,899
4.00%, 08/01/40-07/01/48 (s)(t)		316,353	323,321,250
6.00%, 07/01/48 (s)		7,800	8,531,250
Ginnie Mae Mortgage-Backed Securities:
5.00%, 04/15/33-07/20/44		9,382	10,012,863
4.00%, 04/20/39-07/15/48 (s)		517,919	531,032,901

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities: (continued)
4.50%, 12/20/39-07/15/48 (s)	USD	80,731	$84,218,602
3.50%, 10/20/41-07/15/48 (s)		491,378	494,025,348
3.00%, 12/20/44-07/15/48 (s)(t)		290,886	285,423,519
5.50%, 07/15/48 (s)		5,800	6,131,461

			8,230,080,175

Total U.S. Government Sponsored Agency Securities — 63.3% (Cost: $8,391,378,898)			8,344,638,095

U.S. Treasury Obligations — 7.0%
U.S. Treasury Bonds:
4.25%, 05/15/39		21,157	25,521,458
4.50%, 08/15/39		20,531	25,600,393
4.38%, 11/15/39		20,611	25,314,495
2.88%, 05/15/43-11/15/46		106,026	104,100,497
3.63%, 08/15/43		78,415	87,408,220
3.00%, 02/15/47-02/15/48 (o)		43,047	43,195,112
2.75%, 11/15/47 (o)		215,360	205,500,545
U.S. Treasury Inflation Indexed Notes, 0.63%, 04/15/23		21,443	21,403,674
U.S. Treasury Notes:
2.38%, 03/15/21		4,255	4,229,237
2.13%, 05/15/25		39,105	37,420,124
2.00%, 08/15/25-11/15/26		129,853	122,124,056
2.25%, 11/15/25-11/15/27 (o)(u)		229,827	219,251,662

Total U.S. Treasury Obligations — 7.0% (Cost: $938,367,647)			921,069,473

Total Long-Term Investments — 136.1% (Cost: $18,152,285,595)			17,930,134,162

Short-Term Securities — 5.7%

Borrowed Bond Agreements — 0.8%(v)
Barclays Bank PLC, (5.00)%, Open (w)
(Purchased on 06/11/18 to be repurchased at EUR 199,177, collateralized by Tereos Finance Groupe I SA, 4.13% due at 06/16/23, par and fair value of EUR 200,000 and $219,570, respectively)	EUR	200	233,182
Barclays Bank PLC, (5.00)%, Open (w)
(Purchased on 06/12/18 to be repurchased at EUR 99,493, collateralized by Tereos Finance Groupe I SA, 4.13% due at 06/16/23, par and fair value of EUR 100,000 and $109,785, respectively)		100	116,463
Barclays Bank PLC, (3.80)%, Open (w)
(Purchased on 04/25/18 to be repurchased at EUR 199,961, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 200,000 and $234,728, respectively)		201	235,153

43

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Barclays Bank PLC, (3.75)%, Open (w)
(Purchased on 05/03/18 to be repurchased at EUR 1,073,884, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 1,070,000 and $1,255,796, respectively)	EUR	1,080	$1,261,705
Barclays Bank PLC, (3.75)%, Open (w)
(Purchased on 05/02/18 to be repurchased at EUR 399,822, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 400,000 and $469,456, respectively)		402	469,750
Barclays Bank PLC, (3.50)%, Open (w)
(Purchased on 04/12/18 to be repurchased at EUR 805,282, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 800,000 and $938,912, respectively)		811	947,409
Barclays Bank PLC, (2.75)%, Open (w)
(Purchased on 06/14/18 to be repurchased at EUR 107,138, collateralized by Hapag-Lloyd AG, 6.75% due at 02/01/22, par and fair value of EUR 100,000 and $117,347, respectively)		107	125,268
Barclays Bank PLC, (2.70)%, Open (w)
(Purchased on 04/26/18 to be repurchased at EUR 494,766, collateralized by Tereos Finance Groupe I SA, 4.13% due at 06/16/23, par and fair value of EUR 500,000 and $548,925, respectively)		497	580,619
Barclays Bank PLC, (2.60)%, Open (w)
(Purchased on 05/29/18 to be repurchased at EUR 562,651, collateralized by Sunshine Mid BV, 6.50% due at 05/15/26, par and fair value of EUR 580,000 and $641,494, respectively)		564	658,539
Barclays Bank PLC, (2.50)%, Open (w)
(Purchased on 04/30/18 to be repurchased at EUR 824,604, collateralized by Hapag-Lloyd AG, 6.75% due at 02/01/22, par and fair value of EUR 770,000 and $903,568, respectively)		828	966,935
Barclays Bank PLC, (2.25)%, Open (w)
(Purchased on 05/04/18 to be repurchased at EUR 842,730, collateralized by Mobilux Finance SAS, 5.50% due at 11/15/24, par and fair value of EUR 800,000 and $898,954, respectively)		846	987,475
Barclays Bank PLC, (2.00)%, Open (w)
(Purchased on 06/12/18 to be repurchased at EUR 788,741, collateralized by Nexi Capital SpA, 4.13% due at 11/01/23, par and fair value of EUR 800,000 and $915,556, respectively)		789	921,964
Barclays Bank PLC, (1.85)%, Open (w)
(Purchased on 06/19/18 to be repurchased at EUR 469,276, collateralized by Sigma Holdco BV, 5.75% due at 05/15/26, par and fair value of EUR 490,000 and $535,349, respectively)		470	548,303
Barclays Bank PLC, (1.75)%, Open (w)
(Purchased on 05/17/18 to be repurchased at EUR 868,907, collateralized by Iliad SA, 1.88% due at 04/25/25, par and fair value of EUR 900,000 and $1,017,014, respectively)		871	1,016,886

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Barclays Bank PLC, (1.75)%, Open (w)
(Purchased on 06/08/18 to be repurchased at EUR 203,866, collateralized by CMA CGM SA, 6.50% due at 07/15/22, par and fair value of EUR 200,000 and $216,641, respectively)	EUR	204	$238,306
Barclays Bank PLC, (1.65)%, Open (w)
(Purchased on 06/08/18 to be repurchased at EUR 297,897, collateralized by Naviera Armas SA, 4.25% due at 11/15/24, par and fair value of EUR 300,000 and $343,827, respectively)		298	348,188
Barclays Bank PLC, (1.60)%, Open (w)
(Purchased on 05/08/18 to be repurchased at EUR 461,649, collateralized by Coty, Inc., 4.75% due at 04/15/26, par and fair value of EUR 460,000 and $527,627, respectively)		463	540,362
Barclays Bank PLC, (1.60)%, Open (w)
(Purchased on 05/08/18 to be repurchased at EUR 301,060, collateralized by Coty, Inc., 4.75% due at 04/15/26, par and fair value of EUR 300,000 and $344,104, respectively)		302	352,393
Barclays Bank PLC, (1.50)%, Open (w)
(Purchased on 04/26/18 to be repurchased at EUR 803,227, collateralized by Hema Bondco I BV, 6.25% due at 07/15/22, par and fair value of EUR 800,000 and $894,702, respectively)		805	940,556
Barclays Bank PLC, (1.50)%, Open (w)
(Purchased on 04/30/18 to be repurchased at EUR 795,790, collateralized by CMA CGM SA, 6.50% due at 07/15/22, par and fair value of EUR 770,000 and $834,069, respectively)		798	931,614
Barclays Bank PLC, (1.50)%, Open (w)
(Purchased on 06/07/18 to be repurchased at EUR 699,429, collateralized by ProGroup AG, 3.00% due at 03/31/26, par and fair value of EUR 700,000 and $793,959, respectively)		700	817,475
Barclays Bank PLC, (1.50)%, Open (w)
(Purchased on 05/18/18 to be repurchased at EUR 198,967, collateralized by ProGroup AG, 3.00% due at 03/31/26, par and fair value of EUR 200,000 and $226,845, respectively)		199	232,741
Barclays Bank PLC, (1.30)%, Open (w)
(Purchased on 05/18/18 to be repurchased at EUR 676,094, collateralized by LKQ European Holdings BV, 3.63% due at 04/01/26, par and fair value of EUR 675,000 and $776,938, respectively)		677	790,686
Barclays Bank PLC, (1.25)%, Open (w)
(Purchased on 06/19/18 to be repurchased at EUR 308,161, collateralized by Levi Strauss & Co., 3.38% due at 03/15/27, par and fair value of EUR 300,000 and $350,340, respectively)		308	359,996
Barclays Bank PLC, (1.15)%, Open (w)
(Purchased on 06/11/18 to be repurchased at EUR 392,420, collateralized by Daimler AG, 1.38% due at 05/11/28, par and fair value of EUR 400,000 and $454,124, respectively)		393	458,547

44

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Barclays Bank PLC, (1.10)%, Open (w)
(Purchased on 06/11/18 to be repurchased at EUR 1,010,418, collateralized by Magna International, Inc., 1.50% due at 09/25/27, par and fair value of EUR 1,000,000 and $1,175,502, respectively)	EUR	1,011	$1,180,653
Barclays Bank PLC, (1.05)%, Open (w)
(Purchased on 06/11/18 to be repurchased at EUR 975,855, collateralized by BMW Finance NV, 1.13% due at 01/10/28, par and fair value of EUR 1,000,000 and $1,130,675, respectively)		976	1,140,236
Barclays Bank PLC, (1.00)%, Open (w)
(Purchased on 06/14/18 to be repurchased at EUR 798,839, collateralized by Grupo-Antolin Irausa SA, 3.25% due at 04/30/24, par and fair value of EUR 800,000 and $901,487, respectively)		799	933,300
Barclays Bank PLC, (1.00)%, Open (w)
(Purchased on 06/13/18 to be repurchased at EUR 353,063, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75% due at 04/24/28, par and fair value of EUR 360,000 and $415,054, respectively)		353	412,503
Barclays Bank PLC, (1.00)%, Open (w)
(Purchased on 06/07/18 to be repurchased at EUR 332,563, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75% due at 04/24/28, par and fair value of EUR 340,000 and $391,996, respectively)		333	388,584
Barclays Bank PLC, (1.00)%, Open (w)
(Purchased on 06/06/18 to be repurchased at EUR 216,110, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75% due at 04/24/28, par and fair value of EUR 220,000 and $253,644, respectively)		216	252,535
Barclays Bank PLC, (0.95)%, Open (w)
(Purchased on 06/05/18 to be repurchased at EUR 300,243, collateralized by ProGroup AG, 3.00% due at 03/31/26, par and fair value of EUR 300,000 and $340,268, respectively)		300	350,846
Barclays Bank PLC, (0.90)%, Open (w)
(Purchased on 05/15/18 to be repurchased at EUR 691,700, collateralized by Gestamp Automocion SA, 3.25% due at 04/30/26, par and fair value of EUR 700,000 and $779,817, respectively)		692	808,678
Barclays Bank PLC, (0.90)%, Open (w)
(Purchased on 05/16/18 to be repurchased at EUR 592,440, collateralized by Gestamp Automocion SA, 3.25% due at 04/30/26, par and fair value of EUR 600,000 and $668,414, respectively)		593	692,613
Barclays Bank PLC, (0.90)%, Open (w)
(Purchased on 06/19/18 to be repurchased at EUR 96,279, collateralized by Sigma Holdco BV, 5.75% due at 05/15/26, par and fair value of EUR 100,000 and $109,254, respectively)		96	112,465
Barclays Bank PLC, (0.25)%, Open (w)
(Purchased on 05/24/18 to be repurchased at $515,493, collateralized by Bank of Communications Co. Ltd., 5.00% (n), par and fair value of USD 500,000 and $495,625, respectively)	USD	516	515,625

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Barclays Bank PLC, 0.42%, Open (w)
(Purchased on 01/31/18 to be repurchased at GBP 1,377,613, collateralized by United Kingdom Gilt, 3.50% due at 07/22/68, par and fair value of GBP 860,000 and $1,887,170, respectively)	GBP	1,375	$1,814,926
Barclays Capital, Inc., (4.00)%, Open (w)
(Purchased on 06/06/18 to be repurchased at $452,540, collateralized by Hertz Corp., 6.25% due at 10/15/22, par and fair value of USD 500,000 and $445,000, respectively)	USD	454	453,750
Barclays Capital, Inc., 1.50%, Open (w)
(Purchased on 03/23/18 to be repurchased at $2,885,114, collateralized by Deutsche Bank AG, 6.25% (n), par and fair value of USD 2,800,000 and $2,479,243, respectively)		2,874	2,873,500
Barclays Capital, Inc., 1.60%, Open (w)
(Purchased on 05/24/18 to be repurchased at $2,445,515, collateralized by Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75% due at 04/15/23, par and fair value of USD 2,570,000 and $2,377,250, respectively)		2,442	2,441,500
BNP Paribas Securities Corp., (8.00)%, Open (w)
(Purchased on 06/07/18 to be repurchased at EUR 818,187, collateralized by Rallye SA, 5.00% due at 10/15/18, par and fair value of EUR 800,000 and $920,227, respectively)	EUR	822	959,746
BNP Paribas Securities Corp., (4.00)%, Open (w)
(Purchased on 05/02/18 to be repurchased at EUR 1,003,203, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 1,000,000 and $1,173,640, respectively)		1,010	1,179,140
BNP Paribas Securities Corp., (2.10)%, Open (w)
(Purchased on 06/06/18 to be repurchased at EUR 298,060, collateralized by Cellnex Telecom SA, 2.88% due at 04/18/25, par and fair value of EUR 300,000 and $354,022, respectively)		298	348,542
BNP Paribas Securities Corp., (1.60)%, Open (w)
(Purchased on 06/11/18 to be repurchased at EUR 397,002, collateralized by Naviera Armas SA, 4.25% due at 11/15/24, par and fair value of EUR 400,000 and $458,437, respectively)		397	463,991
BNP Paribas Securities Corp., (1.60)%, Open (w)
(Purchased on 06/07/18 to be repurchased at EUR 204,618, collateralized by CMA CGM SA, 6.50% due at 07/15/22, par and fair value of EUR 200,000 and $216,641, respectively)		205	239,166
BNP Paribas Securities Corp., (0.70)%, Open (w)
(Purchased on 06/05/18 to be repurchased at EUR 3,907,925, collateralized by Kingdom of Spain, 1.40% due at 04/30/28, par and fair value of EUR 3,900,000 and $4,583,747, respectively)		3,910	4,565,811
Citigroup Global Markets, Inc., 1.25%, Open (w)
(Purchased on 04/23/18 to be repurchased at $336,639, collateralized by Everi Payments, Inc., 7.50% due at 12/15/25, par and fair value of USD 321,000 and $321,802, respectively)	USD	336	335,846

45

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Citigroup Global Markets, Inc., 1.30%, Open (w)
(Purchased on 06/06/18 to be repurchased at $853,744, collateralized by Hertz Corp., 7.63% due at 06/01/22, par and fair value of USD 876,000 and $840,960, respectively)	USD	853	$853,005
Deutsche Bank AG, (0.40)%, 09/18/18
(Purchased on 06/14/18 to be repurchased at JPY 1,091,353,253, collateralized by Government of Japan (20-Year Bond), 0.60% due at 09/20/37, par and fair value of JPY 1,070,000,000 and $9,881,710, respectively)	JPY	1,092,470	9,867,407
J.P. Morgan Securities PLC, (3.00)%, Open (w)
(Purchased on 06/22/18 to be repurchased at EUR 291,794, collateralized by Iliad SA, 1.88% due at 04/25/25, par and fair value of EUR 300,000 and $339,005, respectively)	EUR	292	340,928
J.P. Morgan Securities PLC, (2.70)%, Open (w)
(Purchased on 04/16/18 to be repurchased at EUR 1,286,059, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 1,260,000 and $1,478,787, respectively)		1,293	1,510,242
J.P. Morgan Securities PLC, (2.60)%, Open (w)
(Purchased on 04/18/18 to be repurchased at EUR 1,129,866, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 1,100,000 and $1,291,004, respectively)		1,136	1,326,356
J.P. Morgan Securities PLC, (2.20)%, Open (w)
(Purchased on 06/18/18 to be repurchased at EUR 157,436, collateralized by Sunshine Mid BV, 6.50% due at 05/15/26, par and fair value of EUR 160,000 and $176,964, respectively)		158	183,978
J.P. Morgan Securities PLC, (2.00)%, Open (w)
(Purchased on 06/19/18 to be repurchased at EUR 194,421, collateralized by Sigma Holdco BV, 5.75% due at 05/15/26, par and fair value of EUR 200,000 and $218,510, respectively)		195	227,184
J.P. Morgan Securities PLC, (1.65)%, Open (w)
(Purchased on 02/23/18 to be repurchased at EUR 438,241, collateralized by Vallourec SA, 6.63% due at 10/15/22, par and fair value of EUR 410,000 and $485,264, respectively)		441	514,703
J.P. Morgan Securities PLC, (1.65)%, Open (w)
(Purchased on 06/25/18 to be repurchased at EUR 199,226, collateralized by Mobilux Finance SAS, 5.50% due at 11/15/24, par and fair value of EUR 200,000 and $224,738, respectively)		199	232,700
J.P. Morgan Securities PLC, (1.65)%, Open (w)
(Purchased on 05/29/18 to be repurchased at EUR 167,174, collateralized by Sunshine Mid BV, 6.50% due at 05/15/26, par and fair value of EUR 170,000 and $188,024, respectively)		167	195,504
J.P. Morgan Securities PLC, (1.60)%, Open (w)
(Purchased on 05/18/18 to be repurchased at EUR 901,305, collateralized by ProGroup AG, 3.00% due at 03/31/26, par and fair value of EUR 900,000 and $1,020,805, respectively)		903	1,054,420

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
J.P. Morgan Securities PLC, (1.60)%, Open (w)
(Purchased on 05/25/18 to be repurchased at EUR 402,070, collateralized by Naviera Armas SA, 4.25% due at 11/15/24, par and fair value of EUR 400,000 and $458,437, respectively)	EUR	403	$470,228
J.P. Morgan Securities PLC, (1.60)%, Open (w)
(Purchased on 06/06/18 to be repurchased at EUR 399,498, collateralized by ProGroup AG, 3.00% due at 03/31/26, par and fair value of EUR 400,000 and $453,691, respectively)		400	467,012
J.P. Morgan Securities PLC, (1.50)%, Open (w)
(Purchased on 06/05/18 to be repurchased at EUR 704,019, collateralized by Cellnex Telecom SA, 2.88% due at 04/18/25, par and fair value of EUR 700,000 and $826,051, respectively)		705	822,977
J.P. Morgan Securities PLC, (1.50)%, Open (w)
(Purchased on 05/18/18 to be repurchased at EUR 300,468, collateralized by ProGroup AG, 3.00% due at 03/31/26, par and fair value of EUR 300,000 and $340,268, respectively)		301	351,473
J.P. Morgan Securities PLC, (1.50)%, Open (w)
(Purchased on 06/06/18 to be repurchased at EUR 300,659, collateralized by Cellnex Telecom SA, 2.88% due at 04/18/25, par and fair value of EUR 300,000 and $354,022, respectively)		301	351,446
J.P. Morgan Securities PLC, (1.40)%, Open (w)
(Purchased on 04/25/18 to be repurchased at EUR 411,058, collateralized by Cellnex Telecom SA, 2.88% due at 04/18/25, par and fair value of EUR 400,000 and $472,029, respectively)		412	481,250
J.P. Morgan Securities PLC, (1.35)%, Open (w)
(Purchased on 05/18/18 to be repurchased at EUR 1,065,519, collateralized by Iliad SA, 1.88% due at 04/25/25, par and fair value of EUR 1,100,000 and $1,243,018, respectively)		1,067	1,246,231
J.P. Morgan Securities PLC, (1.35)%, Open (w)
(Purchased on 12/14/17 to be repurchased at EUR 848,542, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 830,000 and $974,122, respectively)		855	998,228
J.P. Morgan Securities PLC, (1.35)%, Open (w)
(Purchased on 05/10/18 to be repurchased at EUR 513,847, collateralized by Cellnex Telecom SA, 2.88% due at 04/18/25, par and fair value of EUR 500,000 and $590,036, respectively)		515	601,154
J.P. Morgan Securities PLC, (1.35)%, Open (w)
(Purchased on 12/14/17 to be repurchased at EUR 306,487, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 300,000 and $352,092, respectively)		309	360,594

46

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
J.P. Morgan Securities PLC, (1.25)%, Open (w)
(Purchased on 06/08/18 to be repurchased at EUR 811,983, collateralized by Daimler International Finance BV, 1.00% due at 11/11/25, par and fair value of EUR 820,000 and $937,419, respectively)	EUR	813	$948,861
J.P. Morgan Securities PLC, (1.20)%, Open (w)
(Purchased on 06/14/18 to be repurchased at EUR 381,523, collateralized by CMA CGM SA, 6.50% due at 07/15/22, par and fair value of EUR 370,000 and $400,786, respectively)		382	445,781
J.P. Morgan Securities PLC, (1.15)%, Open (w)
(Purchased on 06/07/18 to be repurchased at EUR 827,233, collateralized by AP Moller - Maersk A/S, 1.75% due at 03/16/26, par and fair value of EUR 835,000 and $956,843, respectively)		828	966,661
J.P. Morgan Securities PLC, (1.15)%, Open (w)
(Purchased on 06/06/18 to be repurchased at EUR 164,143, collateralized by AP Moller - Maersk A/S, 1.75% due at 03/16/26, par and fair value of EUR 165,000 and $189,077, respectively)		164	191,827
J.P. Morgan Securities PLC, (1.10)%, Open (w)
(Purchased on 03/28/18 to be repurchased at EUR 1,560,948, collateralized by Carlsberg Breweries A/S, 2.50% due at 05/28/24, par and fair value of EUR 1,400,000 and $1,781,313, respectively)		1,565	1,827,847
J.P. Morgan Securities PLC, (1.05)%, Open (w)
(Purchased on 06/11/18 to be repurchased at EUR 794,824, collateralized by Gestamp Automocion SA, 3.25% due at 04/30/26, par and fair value of EUR 800,000 and $891,219, respectively)		795	928,685
J.P. Morgan Securities PLC, (1.05)%, Open (w)
(Purchased on 06/28/18 to be repurchased at EUR 674,934, collateralized by Gestamp Automocion SA, 3.25% due at 04/30/26, par and fair value of EUR 700,000 and $779,817, respectively)		675	788,234
J.P. Morgan Securities PLC, (1.05)%, Open (w)
(Purchased on 06/26/18 to be repurchased at EUR 195,040, collateralized by Gestamp Automocion SA, 3.25% due at 04/30/26, par and fair value of EUR 200,000 and $222,805, respectively)		195	227,795
J.P. Morgan Securities PLC, (1.00)%, Open (w)
(Purchased on 02/22/18 to be repurchased at EUR 750,624, collateralized by Vallourec SA, 6.63% due at 10/15/22, par and fair value of EUR 700,000 and $828,500, respectively)		753	879,633
J.P. Morgan Securities PLC, (1.00)%, Open (w)
(Purchased on 06/11/18 to be repurchased at EUR 592,070, collateralized by Daimler AG, 1.38% due at 05/11/28, par and fair value of EUR 600,000 and $681,187, respectively)		592	691,786
J.P. Morgan Securities PLC, (1.00)%, Open (w)
(Purchased on 06/20/18 to be repurchased at EUR 310,834, collateralized by Levi Strauss & Co., 3.38% due at 03/15/27, par and fair value of EUR 300,000 and $350,340, respectively)		311	363,093

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
J.P. Morgan Securities PLC, (0.95)%, Open (w)
(Purchased on 06/05/18 to be repurchased at EUR 1,258,185, collateralized by Autostrade per l’Italia SpA, 1.88% due at 09/26/29, par and fair value of EUR 1,300,000 and $1,433,092, respectively)	EUR	1,259	$1,470,241
J.P. Morgan Securities PLC, (0.95)%, Open (w)
(Purchased on 06/06/18 to be repurchased at EUR 1,028,306, collateralized by Levi Strauss & Co., 3.38% due at 03/15/27, par and fair value of EUR 1,000,000 and $1,167,803, respectively)		1,029	1,201,587
J.P. Morgan Securities PLC, (0.85)%, Open (w)
(Purchased on 06/26/18 to be repurchased at EUR 999,069, collateralized by AIB Group PLC, 1.50% due at 03/29/23, par and fair value of EUR 1,000,000 and $1,158,278, respectively)		999	1,166,797
J.P. Morgan Securities PLC, (0.85)%, Open (w)
(Purchased on 06/06/18 to be repurchased at EUR 991,877, collateralized by Rolls-Royce PLC, 1.63% due at 05/09/28, par and fair value of EUR 1,000,000 and $1,163,922, respectively)		992	1,158,944
J.P. Morgan Securities PLC, (0.85)%, Open (w)
(Purchased on 06/08/18 to be repurchased at EUR 789,322, collateralized by Telefonica Emisiones SAU, 1.72% due at 01/12/28, par and fair value of EUR 800,000 and $907,531, respectively)		790	922,185
J.P. Morgan Securities PLC, (0.85)%, Open (w)
(Purchased on 05/21/18 to be repurchased at EUR 731,906, collateralized by LKQ European Holdings BV, 3.63% due at 04/01/26, par and fair value of EUR 725,000 and $834,490, respectively)		733	855,529
J.P. Morgan Securities PLC, (0.85)%, Open (w)
(Purchased on 06/06/18 to be repurchased at EUR 540,926, collateralized by Koninklijke Philips NV, 1.38% due at 05/02/28, par and fair value of EUR 545,000 and $634,033, respectively)		541	632,037
J.P. Morgan Securities PLC, (0.85)%, Open (w)
(Purchased on 06/07/18 to be repurchased at EUR 450,181, collateralized by Koninklijke Philips NV, 1.38% due at 05/02/28, par and fair value of EUR 455,000 and $529,331, respectively)		450	525,971
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 06/05/18 to be repurchased at EUR 1,307,337, collateralized by Heineken NV, 1.50% due at 10/03/29, par and fair value of EUR 1,300,000 and $1,509,326, respectively)		1,308	1,527,525
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 06/26/18 to be repurchased at EUR 805,643, collateralized by Vodafone Group PLC, 1.88% due at 11/20/29, par and fair value of EUR 800,000 and $923,716, respectively)		806	940,894

47

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 05/30/18 to be repurchased at EUR 764,319, collateralized by NN Group NV, 4.63% due at 01/13/48, par and fair value of EUR 700,000 and $857,624, respectively)	EUR	765	$893,168
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 05/17/18 to be repurchased at EUR 725,840, collateralized by Vodafone Group PLC, 1.88% due at 11/20/29, par and fair value of EUR 740,000 and $854,437, respectively)		727	848,410
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 05/30/18 to be repurchased at EUR 704,733, collateralized by BAT International Finance PLC, 2.25% due at 01/16/30, par and fair value of EUR 700,000 and $813,843, respectively)		705	823,538
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 05/30/18 to be repurchased at EUR 675,574, collateralized by Volkswagen International Finance NV, 3.50% (n), par and fair value of EUR 700,000 and $736,737, respectively)		676	789,463
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 05/30/18 to be repurchased at EUR 674,739, collateralized by AXA SA, 3.25% (n), par and fair value of EUR 700,000 and $784,274, respectively)		675	788,487
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 05/24/18 to be repurchased at EUR 589,581, collateralized by Vodafone Group PLC, 1.88% due at 11/20/29, par and fair value of EUR 600,000 and $692,787, respectively)		590	689,035
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 06/05/18 to be repurchased at EUR 528,471, collateralized by Volkswagen International Finance NV, 3.88% (n), par and fair value of EUR 500,000 and $559,085, respectively)		529	617,479
J.P. Morgan Securities PLC, (0.80)%, Open (w)
(Purchased on 06/05/18 to be repurchased at EUR 308,861, collateralized by Levi Strauss & Co., 3.38% due at 03/15/27, par and fair value of EUR 300,000 and $350,340, respectively)		309	360,881
J.P. Morgan Securities PLC, (0.60)%, Open (w)
(Purchased on 06/04/18 to be repurchased at EUR 1,217,367, collateralized by Buoni Poliennali Del Tesoro, 0.95% due at 03/01/23, par and fair value of EUR 1,250,000 and $1,409,052, respectively)		1,218	1,422,259
J.P. Morgan Securities PLC, 0.00%, Open (w)
(Purchased on 06/28/18 to be repurchased at EUR 797,415, collateralized by Nexi Capital SpA, 3.63% due at 05/01/23, par and fair value of EUR 800,000 and $920,227, respectively)		797	931,223
J.P. Morgan Securities PLC, 1.40%, Open (w)
(Purchased on 06/14/18 to be repurchased at $527,785, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (n), par and fair value of USD 500,000 and $511,865, respectively)		USD 527	527,457

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.13%, 07/02/18
(Purchased on 06/29/18 to be repurchased at $5,067,612, collateralized by U.S. Treasury Notes, 2.50% due at 01/31/25, par and fair value of USD 5,105,000 and $5,011,874, respectively)	USD	5,067	$5,066,712
Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.15%, 07/02/18
(Purchased on 06/29/18 to be repurchased at $4,613,585, collateralized by U.S. Treasury Notes, 2.75% due at 02/15/28, par and fair value of USD 4,607,000 and $4,567,589, respectively)		4,613	4,612,759
Nomura International PLC, 1.40%, Open (w)
(Purchased on 06/06/18 to be repurchased at $2,165,457, collateralized by Eskom Holdings SOC Ltd., 5.75% due at 01/26/21, par and fair value of USD 2,150,000 and $2,074,647, respectively)		2,163	2,163,437
Nomura Securities International, Inc., 0.00%, Open (w)
(Purchased on 06/29/18 to be repurchased at $1,177,500, collateralized by Eskom Holdings SOC Ltd., 6.75% due at 08/06/23, par and fair value of USD 1,200,000 and $1,146,000, respectively)		1,178	1,177,500
Nomura Securities International, Inc., 1.60%, Open (w)
(Purchased on 06/26/18 to be repurchased at $396,570, collateralized by Eskom Holdings SOC Ltd., 6.75% due at 08/06/23, par and fair value of USD 400,000 and $382,000, respectively)		397	396,500
RBC Capital Markets, LLC, 0.45%, Open (w)
(Purchased on 05/29/18 to be repurchased at $1,356,217, collateralized by Weatherford International Ltd., 7.75% due at 06/15/21, par and fair value of USD 1,285,000 and $1,321,944, respectively)		1,356	1,355,675
RBC Capital Markets, LLC, 1.10%, Open (w)
(Purchased on 04/13/18 to be repurchased at $2,679,007, collateralized by Southwestern Energy Co., 7.75% due at 10/01/27, par and fair value of USD 2,570,000 and $2,666,375, respectively)		2,673	2,672,800

Total Borrowed Bond Agreements — 0.8% (Cost: $105,824,174)			104,800,187

48

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Certificates of Deposit — 1.3%
BNP Paribas SA, 2.66% (x)	USD	26,290	$26,300,517
Canadian Imperial Bank of Commerce, 2.66% (x)		26,290	26,293,342
MUFG Bank Ltd., 2.68% (x)		26,270	26,287,945
Royal Bank of Canada, 2.54% (x)		26,290	26,296,091
Toronto-Dominion Bank, 2.53% (x)		26,290	26,304,270
Wells Fargo Bank NA:
2.56% (x)		26,270	26,286,248
2.70% (x)		12,710	12,717,010

Total Certificates of Deposit — 1.3% (Cost: $170,409,980)			170,485,423

Commercial Paper — 0.8%
AT&T Inc.:
0.00%		17,620	17,408,795
0.00%		17,700	17,356,061
J.P. Morgan Securities LLC, 2.53%		26,270	26,276,037
Societe Generale SA, 0.00%		26,290	25,744,019
Sumitomo Mitsui Banking Corp., 0.00%		26,290	25,741,544

Total Commercial Paper — 0.8% (Cost: $112,500,785)			112,526,456

Foreign Government Obligations — 2.0%
Federal Republic of Nigeria Treasury Bills, 14.81% (y)	NGN	461,802	1,160,330
Government of Japan Treasury Bills:
(0.14)% (y)	JPY	14,500,100	130,996,226
(0.13)% (y)		13,999,950	126,468,428

Total Foreign Government Obligations — 2.0% (Cost: $259,838,643)			258,624,984

	Shares
Mutual Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85% (z)(ac)		65,933,690	65,933,690
SL Liquidity Series, LLC, Money Market Series, 2.15% (z)(aa)(ac)		14,783,883	14,785,362

Total Mutual Funds — 0.6% (Cost — $80,718,636)			80,719,052

	Par (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 1.79% (y)(ab)	USD	1,000	999,862

Total U.S. Treasury Obligations — 0.0% (Cost: $999,851)			999,862

Total Short-Term Investments — 5.5% (Cost: $730,292,069)			728,155,964

Options Purchased — 0.3%
(Cost: $44,683,814)			35,718,490

Total Investments Before Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 141.9% (Cost: $18,927,261,478)			18,694,008,616

Security	Par (000)		Value
TBA Sale Commitments — (31.4)%(s)

Mortgage-Backed Securities — (31.4)%
Fannie Mae Mortgage-Backed Securities:
2.00%, 07/01/33	USD	21,320	$(20,189,925)
2.50%, 07/01/33		104,951	(101,999,515)
3.00%, 07/01/33		3,995	(3,967,646)
3.50%, 07/01/33-07/01/48		2,502,947	(2,490,940,621)
4.00%, 07/01/33-07/01/48		1,260,982	(1,285,594,481)
5.00%, 07/01/48		1,799	(1,905,700)
Freddie Mac Mortgage-Backed Securities:
3.50%, 07/01/33		19,541	(19,759,879)
4.00%, 07/01/48		98,244	(100,137,240)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 07/15/48		6,378	(6,239,851)
3.50%, 07/15/48		62,000	(62,238,551)
4.00%, 07/15/48		46,400	(47,556,376)

Total TBA Sale Commitments — (31.4)% (Proceeds: $4,127,917,491)			(4,140,529,785)

Options Written — (0.1)%
(Premiums Received: $16,954,339)			(14,627,646)

Borrowed Bonds — (0.8)%

Corporate Bonds — (0.6)%
Aerospace & Defense — (0.0)%
Rolls-Royce PLC, 1.63%, 05/09/28	EUR	1,000	(1,163,922)

Auto Components — (0.1)%
Gestamp Automocion SA, 3.25%, 04/30/26		3,000	(3,342,072)
Grupo-Antolin Irausa SA, 3.25%, 04/30/24		800	(901,487)
Magna International, Inc., 1.50%, 09/25/27		1,000	(1,175,502)

			(5,419,061)
Automobiles — (0.1)%
BMW Finance NV, 1.13%, 01/10/28		1,000	(1,130,675)
Daimler AG, 1.38%, 05/11/28		1,000	(1,135,311)
Daimler International Finance BV, 1.00%, 11/11/25		820	(937,419)
Volkswagen International Finance NV,
(15 yr. Euro Swap + 3.060%), 3.50% (m)(n)		700	(736,737)
(10 yr. Euro Swap + 3.370%), 3.88% (m)(n)		500	(559,085)

			(4,499,227)
Banks — (0.0)%
AIB Group PLC, 1.50%, 03/29/23		1,000	(1,158,278)
Bank of Communications Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.344%), 5.00% (m)(n)	USD	500	(495,625)

			(1,653,903)
Beverages — (0.0)%
Carlsberg Breweries A/S, 2.50%, 05/28/24	EUR	1,400	(1,781,313)
Heineken NV, 1.50%, 10/03/29		1,300	(1,509,326)
Sunshine Mid BV, 6.50%, 05/15/26		910	(1,006,482)

			(4,297,121)
Capital Markets — (0.0)%
Deutsche Bank AG, (5 yr. Swap Semi 30/360 US + 4.358%), 6.25% (m)(n)	USD	2,800	(2,479,243)

Containers & Packaging — (0.0)%
ProGroup AG, 3.00%, 03/31/26	EUR	2,800	(3,175,836)

49

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds (continued)
Diversified Financial Services — (0.1)%
BAT International Finance PLC, 2.25%, 01/16/30	EUR	700	$(813,843)
HeidelbergCement Finance Luxembourg SA, 1.75%, 04/24/28		920	(1,060,694)
LKQ European Holdings BV, 3.63%, 04/01/26		1,400	(1,611,428)
Nexi Capital SpA,
(3 mo. EURIBOR + 3.625%), 3.63%, 05/01/23 (a)		800	(920,227)
4.13%, 11/01/23		800	(915,556)

			(5,321,748)
Diversified Telecommunication Services — (0.1)%
Cellnex Telecom SA, 2.88%, 04/18/25		2,200	(2,596,160)
Iliad SA, 1.88%, 04/25/25		2,300	(2,599,037)
Telefonica Emisiones SAU, 1.72%, 01/12/28		800	(907,531)

			(6,102,728)
Energy Equipment & Services — (0.0)%
Vallourec SA, 6.63%, 10/15/22		1,110	(1,313,764)
Weatherford International Ltd., 7.75%, 06/15/21	USD	1,285	(1,321,944)

			(2,635,708)
Food & Staples Retailing — (0.0)%
Rallye SA, 5.00%, 10/15/18	EUR	800	(920,227)

Food Products — (0.0)%
Sigma Holdco BV, 5.75%, 05/15/26		790	(863,113)
Tereos Finance Groupe I SA, 4.13%, 06/16/23		800	(878,280)

			(1,741,393)
Health Care Equipment & Supplies — (0.0)%
Koninklijke Philips NV, 1.38%, 05/02/28		1,000	(1,163,364)

Hotels, Restaurants & Leisure — (0.0)%
Everi Payments, Inc., 7.50%, 12/15/25 (b)	USD	321	(321,802)

Insurance — (0.0)%
AXA SA, (3 mo. EURIBOR + 3.200%), 3.25%, 05/28/49 (m)	EUR	700	(784,274)
NN Group NV, (3 mo. EURIBOR + 4.950%), 4.63%, 01/13/48 (m)		700	(857,624)

			(1,641,898)
Marine — (0.0)%
AP Moller — Maersk A/S, 1.75%, 03/16/26		1,000	(1,145,920)
CMA CGM SA, 6.50%, 07/15/22		1,540	(1,668,137)
Naviera Armas SA, (3 mo. EURIBOR + 4.250%), 4.25%, 11/15/24 (a)		1,100	(1,260,701)

			(4,074,758)
Media — (0.1)%
Altice Luxembourg SA, 7.25%, 05/15/22		6,960	(8,168,537)

Multiline Retail — (0.0)%
Hema Bondco I BV, (3 mo. EURIBOR + 6.250%), 6.25%, 07/15/22 (a)		800	(894,702)

Oil, Gas & Consumable Fuels — (0.1)%
Southwestern Energy Co., 7.75%, 10/01/27	USD	2,570	(2,666,375)
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, 04/15/23 (b)		2,570	(2,377,250)

			(5,043,625)
Personal Products — (0.0)%
Coty, Inc., 4.75%, 04/15/26	EUR	760	(871,731)

Road & Rail — (0.0)%
Hertz Corp., 7.63%, 06/01/22 (b)	USD	876	(840,960)
6.25%, 10/15/22		500	(445,000)

			(1,285,960)

Security	Par (000)		Value
Corporate Bonds (continued)
Specialty Retail — (0.0)%
Mobilux Finance SAS, 5.50%, 11/15/24	EUR	1,000	$(1,123,692)

Textiles, Apparel & Luxury Goods — (0.0)%
Levi Strauss & Co., 3.38%, 03/15/27		1,900	(2,218,823)

Transportation Infrastructure — (0.0)%
Autostrade per l’Italia SpA, 1.88%, 09/26/29		1,300	(1,433,092)
Hapag-Lloyd AG, 6.75%, 02/01/22		870	(1,020,915)

			(2,454,007)
Wireless Telecommunication Services — (0.0)%
Vodafone Group PLC, 1.88%, 11/20/29		2,140	(2,470,940)

Total Corporate Bonds — (0.6)% (Proceeds — $73,429,989)			(71,143,956)

Foreign Agency Obligations — (0.0)%
Hong Kong — (0.0)%
Industrial & Commercial Bank of China Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.382%), 6.00% (m)(n)	USD	500	(511,865)

South Africa — (0.0)%
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21		2,150	(2,074,647)
6.75%, 08/06/23		400	(382,000)

			(2,456,647)
Total Foreign Agency Obligations — (0.0)% (Proceeds — $3,017,831)			(2,968,512)

Foreign Government Obligations — (0.1)%
Italy — (0.0)%
Buoni Poliennali Del Tesoro, 0.95%, 03/01/23	EUR	1,250	(1,409,052)

Japan — (0.1)%
Government of Japan (20-Year Bond), 0.60%, 09/20/37	JPY	1,070,000	(9,881,710)

Spain — (0.0)%
Kingdom of Spain, 1.40%, 04/30/28 (b)	EUR	3,900	(4,583,747)

United Kingdom — (0.0)%
United Kingdom Gilt, 3.50%, 07/22/68	GBP	860	(1,887,170)

Total Foreign Government Obligations — (0.1)% (Proceeds — $17,522,798)			(17,761,679)

U.S. Treasury Obligations — (0.1)%
U.S. Treasury Notes,
2.50%, 01/31/25	USD	5,105	(5,011,874)
2.75%, 02/15/28		4,607	(4,567,589)

Total U.S. Treasury Obligations — (0.1)% (Proceeds — $9,522,800)			(9,579,463)

Total Borrowed Bonds — (0.8)% (Proceeds — $103,493,418)			(101,453,610)

Investments Sold Short — 0.0%

Foreign Agency Obligations — (0.0)%
South Africa — (0.0)%
Eskom Holdings SOC Ltd., 6.75%, 08/06/23		800	(764,000)

Total Investments Sold Short — (0.0)% (Proceeds — $760,000)			(764,000)

Total Investments Net of Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 109.6%			14,436,633,575
Liabilities in Excess of Other Assets — (9.6)%			(1,259,603,072)

Net Assets — 100.0%			$13,177,030,503

50

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Non-income producing security.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)	Security, or a portion of the security, is on loan.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Perpetual security with no stated maturity date.
(o)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(p)	Fixed rate.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	When-issued security.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(v)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(w)	The amount to be repurchased assumes the maturity will be the day after the period end.
(x)	Issuer is a U.S. branch of a foreign domiciled bank.
(y)	Rates are discount rates or a range of discount rates at the time of purchase.
(z)	Annualized 7-day yield as of period end.
(aa)	Security was purchased with the cash collateral from loaned securities.
(ab)	All or a portion of the security is held by a wholly-owned subsidiary.
(ac)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated persons and/or related parties	Par/Shares Held at 09/30/17	Par/Shares Purchased		Par/Shares Sold		Par/Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$3,374	$—		$—		$3,374	$3,126	$—		$—	$143
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	65,933,690	(b)	—		65,933,690	65,933,690	316,015		—	—
iShares China Large-Cap ETF	56,865	57,470		(114,335)		—	—	—		414,744	(301,385)
iShares Core MSCI Emerging Markets ETF	535,577	493,296		(1,028,873)		—	—	206,393		1,008,620	(642,122)
iShares iBoxx $ High Yield Corporate Bond ETF	1,286,000	2,814,820		(4,100,820)		—	—	3,453,445		(573,704)	(444,056)
iShares JPMorgan USD Emerging Markets Bond ETF	—	1,181,638		—		1,181,638	126,163,489	533,628		—	(1,736,906)
iShares Russell 2000 ETF	—	311,420		(311,420)		—	—	—		(944,159)	—
iShares U.S. Home Construction ETF	—	27,800		(27,800)		—	—	—		(46,623)	—
SL Liquidity Series, LLC, Money Market Series	105,456,022	—		(90,672,139	)(c)	14,783,883	14,785,362	790,112	(d)	(7,865)	416

							$206,885,667	$5,299,593		$(148,987)	$(3,123,910)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

51

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	1.50%	05/22/18	Open	$966,718	$968,329	Corporate Bonds	Open/Demand(a)
Wells Fargo Securities, LLC	2.06%	06/18/18	07/03/18	150,900,000	151,020,888	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	0.50%	06/28/18	Open	242,650	242,660	Corporate Bonds	Open/Demand(a)
J.P. Morgan Securities LLC	2.20%	06/29/18	07/02/18	206,745,600	206,783,503	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.90%	06/29/18	07/02/18	28,565,771	28,570,294	U.S. Treasury Obligations	Overnight
Royal Bank of Canada	2.30%	06/29/18	07/02/18	23,843,750	23,848,320	U.S. Treasury Obligations	Overnight

				$411,264,489	$411,433,994

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
VSTOXX Mini	1,482	07/18/18	$216	$(63,308)
Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 159.5	220	08/24/18	51	(346,260)
Canadian Bankers Acceptance	331	09/17/18	—	(6,749)
U.S. Ultra Treasury Bonds	2,388	09/19/18	381,035	4,168,515
U.S. Ultra Treasury Bonds (10 Year)	155	09/19/18	19,876	84,565
Euro STOXX 50 Index	1	09/21/18	40	(109)
Euro STOXX Banks Index	117	09/21/18	1,096	(10,687)
Long Gilt British	8	09/26/18	1,299	(4,661)
U.S. Treasury Notes (2 Year)	15,909	09/28/18	3,369,974	86,751
U.S. Treasury Notes (5 Year)	13,036	09/28/18	1,481,114	(5,202,225)
WTI Light Sweet Crude Oil(a)	215	11/16/18	14,940	858,879
Euro Dollar	568	12/17/18	138,251	20,454

				(414,835)

Short Contracts
VSTOXX Mini	(1,482)	07/18/18	87	31,879
VSTOXX Mini	(750)	07/18/18	74	38,029
WTI Light Sweet Crude Oil(a)	(198)	08/20/18	14,347	(1,073,102)
Euro-Bobl	(251)	09/06/18	38,741	(219,726)
Euro-BTP Italian Government Bond	(8)	09/06/18	1,189	(27,567)
Euro-Bund	(3,332)	09/06/18	632,501	(6,824,768)
Euro-OAT	(49)	09/06/18	8,843	(102,447)
Euro-Schatz	(9)	09/06/18	1,178	(796)
Japanese Government Bonds (10 Year)	(10)	09/12/18	13,624	(17,193)
U.S. Treasury Bonds (30 Year)	(224)	09/19/18	32,480	(319,157)
U.S. Treasury Notes (10 Year)	(7,962)	09/19/18	956,933	(1,533,215)
E-Mini S&P 500 Index	(1,031)	09/21/18	140,298	904,572
Euro Dollar	(1,182)	12/16/19	286,738	(138,256)
Euro Dollar	(612)	09/14/20	148,448	(1,083)
Euro Dollar	(69)	12/14/20	16,736	(3,890)

				(9,286,720)

				$(9,701,555)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

52

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	9,956,490	USD	2,122,600	Barclays Bank PLC	07/02/18	$41,921
TRY	9,871,576	USD	2,122,600	BNP Paribas S.A.	07/02/18	23,461
TRY	7,953,297	USD	1,698,080	BNP Paribas S.A.	07/02/18	30,951
USD	3,790,000	ARS	81,420,570	BNP Paribas S.A.	07/02/18	984,619
USD	1,698,080	TRY	7,757,101	BNP Paribas S.A.	07/02/18	11,702
USD	4,245,200	TRY	19,392,753	BNP Paribas S.A.	07/02/18	29,255
EUR	7,285,000	USD	8,490,329	Bank of America N.A.	07/03/18	19,648
USD	2,077,000	BRL	7,848,152	Goldman Sachs International	07/03/18	53,055
USD	2,077,000	BRL	7,785,635	Goldman Sachs International	07/03/18	69,177
USD	2,123,000	BRL	7,958,066	Goldman Sachs International	07/03/18	70,709
USD	3,297,000	BRL	12,235,167	UBS AG	07/03/18	141,695
USD	3,757,000	CLP	2,298,156,900	JPMorgan Chase Bank N.A.	07/03/18	239,698
USD	8,950,548	EUR	7,285,000	Goldman Sachs International	07/03/18	440,571
EUR	3,341,000	JPY	427,695,108	Goldman Sachs International	07/05/18	38,760
EUR	241,344,000	USD	280,914,762	HSBC Bank PLC	07/05/18	1,053,539
GBP	14,177,000	USD	18,658,350	Barclays Bank PLC	07/05/18	57,014
USD	17,725,200	EUR	15,000,000	Goldman Sachs International	07/05/18	200,321
USD	259,422,494	EUR	221,668,000	Morgan Stanley & Co. International PLC	07/05/18	442,161
USD	19,924,934	GBP	14,954,000	BNP Paribas S.A.	07/05/18	183,836
USD	3,183,900	ZAR	40,539,007	BNP Paribas S.A.	07/05/18	230,950
USD	636,780	ZAR	8,629,813	NatWest Markets PLC	07/05/18	8,166
USD	2,547,120	ZAR	34,346,041	NatWest Markets PLC	07/05/18	45,280
USD	40,500,000	JPY	4,432,074,570	JPMorgan Chase Bank N.A.	07/09/18	441,203
USD	24,839,000	RUB	1,547,270,988	JPMorgan Chase Bank N.A.	07/09/18	228,066
USD	5,980,650	ZAR	81,104,851	Barclays Bank PLC	07/10/18	76,670
USD	2,082,300	ZAR	26,742,633	Barclays Bank PLC	07/10/18	135,586
USD	3,085,000	ZAR	39,277,387	BNP Paribas S.A.	07/10/18	225,826
USD	3,856,250	ZAR	48,839,406	Goldman Sachs International	07/10/18	301,014
USD	2,892,000	ZAR	38,151,553	Morgan Stanley & Co. International PLC	07/10/18	114,780
EUR	5,544,000	JPY	715,453,754	Royal Bank of Canada	07/12/18	12,712
RUB	295,014,500	USD	4,614,649	Morgan Stanley & Co. International PLC	07/12/18	76,338
RUB	164,576,722	USD	2,569,303	UBS AG	07/12/18	47,609
USD	2,890,000	BRL	10,875,070	Goldman Sachs International	07/12/18	88,537
USD	24,570,879	RUB	1,432,469,960	BNP Paribas S.A.	07/12/18	1,793,364
USD	2,890,000	TWD	87,754,850	BNP Paribas S.A.	07/12/18	9,332
MXN	42,389,670	USD	2,121,500	Barclays Bank PLC	07/13/18	8,076
MXN	43,232,967	USD	2,121,500	Barclays Bank PLC	07/13/18	50,442
RUB	192,020,916	USD	3,052,000	Goldman Sachs International	07/13/18	969
USD	2,543,000	RUB	159,852,980	BNP Paribas S.A.	07/13/18	1,474
TRY	5,526,415	USD	1,185,000	Citibank N.A.	07/16/18	9,151
TRY	17,066,690	USD	3,660,000	JPMorgan Chase Bank N.A.	07/16/18	27,782
TRY	11,543,400	USD	2,475,000	NatWest Markets PLC	07/16/18	19,306
USD	2,372,717	TRY	10,454,191	Deutsche Bank AG	07/16/18	113,768
USD	4,947,283	TRY	21,777,742	Morgan Stanley & Co. International PLC	07/16/18	241,534
USD	13,372,000	MXN	265,698,966	Morgan Stanley & Co. International PLC	07/17/18	32,399
USD	999,161	EUR	842,953	TD Securities, Inc.	07/18/18	13,359
MXN	157,319,249	USD	7,662,000	Deutsche Bank AG	07/19/18	233,776
USD	7,662,000	MXN	140,321,868	UBS AG	07/19/18	619,315
USD	3,070,000	COP	8,838,530,000	UBS AG	07/23/18	57,757
SGD	5,906,190	USD	4,335,000	Standard Chartered Bank	07/25/18	1,998
USD	2,167,500	SGD	2,888,710	Standard Chartered Bank	07/25/18	46,280

53

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,080,000	ARS	44,574,400	BNP Paribas S.A.	07/31/18	$592,291
USD	2,080,000	ARS	44,574,400	Citibank N.A.	07/31/18	592,291
USD	3,973,000	ARS	86,366,743	JPMorgan Chase Bank N.A.	07/31/18	1,090,436
USD	3,843,750	CLP	2,415,335,625	Credit Suisse International	07/31/18	146,800
USD	964,063	ZAR	12,275,793	Bank of America N.A.	07/31/18	72,913
USD	2,410,156	ZAR	30,651,644	Barclays Bank PLC	07/31/18	185,029
USD	385,625	ZAR	4,908,690	JPMorgan Chase Bank N.A.	07/31/18	29,283
USD	2,410,156	ZAR	30,663,584	NatWest Markets PLC	07/31/18	184,162
MXN	127,728,516	USD	6,367,800	Morgan Stanley & Co. International PLC	08/02/18	28,385
USD	6,367,800	BRL	24,426,881	Goldman Sachs International	08/02/18	90,843
USD	11,044,000	BRL	40,650,755	Goldman Sachs International	08/02/18	598,006
USD	3,280,000	CNH	20,970,874	Standard Chartered Bank	08/03/18	122,685
USD	4,325,831	ZAR	53,811,607	Citibank N.A.	08/03/18	420,993
USD	24,839,000	RUB	1,555,343,663	JPMorgan Chase Bank N.A.	08/07/18	177,268
USD	932,000	ARS	25,574,080	BNP Paribas S.A.	08/08/18	84,864
USD	4,743,000	ARS	125,304,368	JPMorgan Chase Bank N.A.	08/08/18	592,319
USD	6,568,710	EUR	5,600,700	Barclays Bank PLC	08/08/18	8,479
MXN	42,473,512	USD	2,121,500	Barclays Bank PLC	08/10/18	2,680
MXN	85,611,609	USD	4,243,000	NatWest Markets PLC	08/10/18	38,597
USD	2,121,500	MXN	41,873,719	Goldman Sachs International	08/10/18	27,317
USD	126,984,831	JPY	14,009,601,484	NatWest Markets PLC	08/13/18	52,913
USD	24,879,076	ZAR	315,970,982	Barclays Bank PLC	08/16/18	1,990,393
ZAR	66,230,552	USD	4,780,240	HSBC Bank PLC	08/16/18	17,448
USD	822,086	EUR	693,883	Nomura International PLC	08/17/18	8,763
USD	1,155,708	EUR	975,414	State Street Bank and Trust Co.	08/17/18	12,393
USD	21,073,000	CNH	134,235,010	Deutsche Bank AG	08/20/18	876,885
USD	4,417,820	IDR	61,880,399,449	BNP Paribas S.A.	08/20/18	131,324
USD	4,651,894	IDR	65,186,985,879	Deutsche Bank AG	08/20/18	136,349
USD	9,373,408	IDR	131,302,698,041	Deutsche Bank AG	08/20/18	277,985
USD	7,702,709	IDR	109,740,488,250	JPMorgan Chase Bank N.A.	08/20/18	100,914
USD	4,418,451	IDR	61,880,399,742	JPMorgan Chase Bank N.A.	08/20/18	131,955
USD	12,396,080	TRY	50,359,075	BNP Paribas S.A.	08/20/18	1,680,748
USD	7,494,839	TRY	30,215,445	Citibank N.A.	08/20/18	1,065,640
USD	9,626,853	TRY	38,789,480	Citibank N.A.	08/20/18	1,373,283
MXN	111,900,000	USD	5,330,948	Barclays Bank PLC	08/22/18	254,584
MXN	3,887,219	USD	189,073	Goldman Sachs International	08/22/18	4,959
USD	5,780,170	MXN	115,787,219	Deutsche Bank AG	08/22/18	607
USD	11,559,600	IDR	165,198,243,600	Deutsche Bank AG	08/31/18	133,700
USD	134,425,695	JPY	14,692,258,000	Barclays Bank PLC	09/11/18	1,035,185
RUB	32,225,808	USD	509,000	Barclays Bank PLC	09/12/18	159
USD	1,563,833	CNH	10,066,079	HSBC Bank PLC	09/13/18	50,839
USD	6,158,558	EUR	5,227,534	HSBC Bank PLC	09/13/18	18,714
USD	255,686	HKD	2,003,000	HSBC Bank PLC	09/13/18	59
USD	6,919,757	HKD	54,179,275	HSBC Bank PLC	09/13/18	5,296
USD	193,131	JPY	21,100,000	Australia & New Zealand Bank Group	09/13/18	1,537
USD	7,292,196	JPY	790,365,000	Bank of America N.A.	09/13/18	115,478
USD	18,271	JPY	2,009,805	BNP Paribas S.A.	09/13/18	22
USD	7,292,000	JPY	790,368,221	Citibank N.A.	09/13/18	115,253
USD	6,379,000	ARS	142,903,634	BNP Paribas S.A.	09/14/18	1,807,523
USD	987,065	IDR	13,888,992,576	Bank of America N.A.	09/14/18	27,934
USD	414,580	KRW	444,098,451	JPMorgan Chase Bank N.A.	09/14/18	15,085
USD	1,304,945	TWD	38,600,260	NatWest Markets PLC	09/14/18	31,914

54

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	45,626,169	USD	2,175,000	HSBC Bank PLC	09/17/18	$93,679
USD	932,000	ARS	28,193,000	Citibank N.A.	09/17/18	32,669
USD	3,345,000	INR	229,012,080	JPMorgan Chase Bank N.A.	09/17/18	33,956
USD	3,260,000	JPY	356,226,720	NatWest Markets PLC	09/18/18	24,219
AUD	13,185,000	USD	9,725,032	Goldman Sachs International	09/19/18	34,967
AUD	6,914,000	USD	5,100,043	Morgan Stanley & Co. International PLC	09/19/18	17,942
CAD	24,471,954	EUR	15,821,000	JPMorgan Chase Bank N.A.	09/19/18	50,343
CAD	17,489,892	USD	13,170,000	Barclays Bank PLC	09/19/18	152,351
CHF	6,592,500	SEK	58,789,674	Morgan Stanley & Co. International PLC	09/19/18	99,535
CHF	6,592,500	SEK	58,773,192	Morgan Stanley & Co. International PLC	09/19/18	101,386
CHF	3,262,668	USD	3,296,000	Deutsche Bank AG	09/19/18	22,118
CHF	3,668,168	USD	3,713,000	Morgan Stanley & Co. International PLC	09/19/18	17,510
EUR	1,740,000	PLN	7,631,282	Barclays Bank PLC	09/19/18	4,534
EUR	2,701,000	USD	3,159,360	Barclays Bank PLC	09/19/18	14,433
EUR	1,380,000	USD	1,607,831	State Street Bank and Trust Co.	09/19/18	13,729
GBP	6,603,000	USD	8,698,521	JPMorgan Chase Bank N.A.	09/19/18	47,682
GBP	654,000	USD	864,640	Royal Bank of Canada	09/19/18	1,636
MXN	171,219,998	CAD	10,547,000	BNP Paribas S.A.	09/19/18	477,331
NOK	26,942,903	USD	3,307,000	Bank of America N.A.	09/19/18	11,974
NOK	55,798,475	USD	6,861,000	JPMorgan Chase Bank N.A.	09/19/18	12,561
SEK	27,196,770	USD	3,044,000	Bank of America N.A.	09/19/18	11,551
TWD	119,422,800	USD	3,920,000	Citibank N.A.	09/19/18	20,107
USD	867,592	GBP	654,000	Bank of America N.A.	09/19/18	1,317
USD	3,061,000	JPY	336,107,289	Goldman Sachs International	09/19/18	7,757
USD	791,148	NOK	6,406,875	BNP Paribas S.A.	09/19/18	1,914
USD	2,515,852	NOK	20,373,370	BNP Paribas S.A.	09/19/18	6,149
USD	604,111	NZD	876,000	Barclays Bank PLC	09/19/18	10,747
USD	253,000	SEK	2,228,337	Bank of America N.A.	09/19/18	2,647
USD	3,044,000	SEK	27,053,782	Goldman Sachs International	09/19/18	4,514
USD	5,430,000	MXN	106,916,700	Barclays Bank PLC	06/14/19	327,645
USD	43,851,570	EUR	33,810,000	Deutsche Bank AG	12/13/19	2,553,198
USD	44,135,574	EUR	33,810,000	Deutsche Bank AG	02/25/20	2,563,279
USD	44,963,466	JPY	4,504,440,000	HSBC Bank PLC	03/16/20	2,087,787

						34,869,561

ARS	98,010,158	USD	3,790,000	BNP Paribas S.A.	07/02/18	(413,018)
BRL	4,928,065	USD	1,318,800	Barclays Bank PLC	07/03/18	(47,910)
BRL	19,667,942	USD	5,401,500	BNP Paribas S.A.	07/03/18	(329,371)
BRL	16,303,507	USD	4,443,220	BNP Paribas S.A.	07/03/18	(238,739)
BRL	7,988,300	USD	2,125,000	BNP Paribas S.A.	07/03/18	(64,912)
BRL	8,040,954	USD	2,122,800	BNP Paribas S.A.	07/03/18	(49,133)
BRL	8,057,908	USD	2,120,000	BNP Paribas S.A.	07/03/18	(41,961)
BRL	7,503,313	USD	1,978,200	UBS AG	07/03/18	(43,185)
CLP	2,323,328,800	USD	3,757,000	JPMorgan Chase Bank N.A.	07/03/18	(201,173)
USD	2,125,000	BRL	8,393,750	Deutsche Bank AG	07/03/18	(39,649)
USD	5,690,720	BRL	22,243,886	Goldman Sachs International	07/03/18	(45,715)
USD	2,119,800	BRL	8,305,376	UBS AG	07/03/18	(22,058)
JPY	424,440,974	EUR	3,341,000	Royal Bank of Canada	07/05/18	(68,164)
ZAR	40,793,400	USD	3,183,900	BNP Paribas S.A.	07/05/18	(212,420)
ZAR	40,785,504	USD	3,183,900	Goldman Sachs International	07/05/18	(212,995)
RUB	1,550,698,770	USD	24,839,000	JPMorgan Chase Bank N.A.	07/09/18	(173,543)
ZAR	36,668,246	USD	2,892,000	BNP Paribas S.A.	07/10/18	(222,757)
ZAR	33,949,202	USD	2,555,200	BNP Paribas S.A.	07/10/18	(83,888)

55

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	32,866,152	USD	2,410,348	Deutsche Bank AG	07/10/18	$(17,876)
ZAR	77,659,285	USD	6,170,000	Goldman Sachs International	07/10/18	(516,838)
ZAR	10,654,339	USD	783,652	Goldman Sachs International	07/10/18	(8,076)
ZAR	39,231,328	USD	3,085,000	Morgan Stanley & Co. International PLC	07/10/18	(229,179)
BRL	10,903,970	USD	2,890,000	BNP Paribas S.A.	07/12/18	(81,092)
EUR	3,960,000	JPY	512,392,240	Goldman Sachs International	07/12/18	(3,159)
JPY	327,990,920	EUR	2,574,000	Credit Suisse International	07/12/18	(43,727)
RUB	360,612,577	USD	5,798,562	Bank of America N.A.	07/12/18	(64,509)
RUB	360,612,577	USD	5,808,837	Citibank N.A.	07/12/18	(74,784)
RUB	251,653,585	USD	4,025,169	Citibank N.A.	07/12/18	(23,659)
TWD	87,974,490	USD	2,890,000	Barclays Bank PLC	07/12/18	(2,122)
TWD	87,451,400	USD	2,890,000	JPMorgan Chase Bank N.A.	07/12/18	(19,293)
USD	4,243,000	MXN	85,230,312	NatWest Markets PLC	07/13/18	(38,809)
USD	509,000	RUB	32,026,382	Barclays Bank PLC	07/13/18	(192)
MXN	89,619,789	USD	4,510,000	Goldman Sachs International	07/17/18	(10,574)
EUR	817,489	USD	960,799	UBS AG	07/18/18	(4,777)
USD	831,986	CHF	827,868	Nomura International PLC	07/18/18	(5,373)
USD	14,863,000	MXN	296,766,548	Citibank N.A.	07/23/18	(21,969)
SGD	2,890,296	USD	2,167,500	Standard Chartered Bank	07/25/18	(45,115)
SGD	5,886,627	USD	4,335,000	Standard Chartered Bank	07/25/18	(12,368)
JPY	403,809,785	USD	3,681,300	Standard Chartered Bank	07/27/18	(27,007)
USD	1,421,400	TRY	6,758,005	Deutsche Bank AG	07/27/18	(31,955)
USD	1,421,400	TRY	6,748,709	Deutsche Bank AG	07/27/18	(29,956)
USD	6,686,000	KRW	7,488,320,000	JPMorgan Chase Bank N.A.	07/30/18	(38,347)
CLP	2,415,796,875	USD	3,843,750	NatWest Markets PLC	07/31/18	(146,094)
ZAR	32,532,289	USD	2,410,156	Deutsche Bank AG	07/31/18	(48,505)
BRL	41,160,988	USD	11,044,000	UBS AG	08/02/18	(466,892)
USD	2,122,600	TRY	10,084,271	Barclays Bank PLC	08/02/18	(40,356)
CNH	21,014,960	USD	3,280,000	Deutsche Bank AG	08/03/18	(116,048)
USD	8,510,053	EUR	7,285,000	Bank of America N.A.	08/03/18	(19,767)
ZAR	8,661,936	USD	636,780	NatWest Markets PLC	08/03/18	(8,227)
USD	281,570,011	EUR	241,344,000	HSBC Bank PLC	08/06/18	(1,078,512)
USD	3,959,598	EUR	3,382,000	HSBC Bank PLC	08/06/18	(1,210)
USD	18,685,088	GBP	14,177,000	Barclays Bank PLC	08/06/18	(58,033)
RUB	668,442,800	USD	10,678,000	BNP Paribas S.A.	08/07/18	(79,084)
ARS	25,366,900	USD	1,070,333	BNP Paribas S.A.	08/08/18	(230,060)
ARS	12,683,450	USD	535,167	BNP Paribas S.A.	08/08/18	(115,030)
ARS	24,938,767	USD	1,070,333	JPMorgan Chase Bank N.A.	08/08/18	(244,242)
ARS	12,522,900	USD	535,167	JPMorgan Chase Bank N.A.	08/08/18	(120,348)
USD	3,660,000	IDR	52,923,600,000	JPMorgan Chase Bank N.A.	08/09/18	(11,919)
COP	8,694,516,300	USD	3,070,000	Goldman Sachs International	08/10/18	(109,270)
TWD	87,627,690	USD	2,890,000	BNP Paribas S.A.	08/10/18	(7,815)
ZAR	81,427,638	USD	5,980,650	Barclays Bank PLC	08/10/18	(77,375)
USD	11,300,044	ZAR	156,145,139	Barclays Bank PLC	08/16/18	(10,984)
ZAR	101,790,598	USD	7,435,398	Bank of America N.A.	08/16/18	(61,769)
CNH	134,949,385	USD	21,073,000	JPMorgan Chase Bank N.A.	08/20/18	(769,405)
IDR	81,912,580,000	USD	5,753,500	HSBC Bank PLC	08/20/18	(79,363)
IDR	81,912,582,828	USD	5,755,926	UBS AG	08/20/18	(81,788)
TRY	119,182,000	USD	30,656,566	BNP Paribas S.A.	08/20/18	(5,297,190)
TRY	182,000	USD	48,107	BNP Paribas S.A.	08/20/18	(9,382)
RUB	606,767,803	USD	9,668,990	Bank of America N.A.	08/21/18	(62,653)
RUB	398,270,193	USD	6,353,010	Credit Suisse International	08/21/18	(47,603)

56

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,180,000	COP	9,424,248,000	NatWest Markets PLC	08/27/18	$(26,716)
USD	2,990,325	ZAR	41,592,556	Goldman Sachs International	08/27/18	(18,194)
IDR	134,541,795,000	USD	9,622,500	Deutsche Bank AG	08/31/18	(316,946)
CLP	1,056,892,000	USD	1,630,000	JPMorgan Chase Bank N.A.	09/05/18	(12,430)
CLP	1,007,655,000	USD	1,550,000	UBS AG	09/05/18	(7,787)
JPY	67,875,000	USD	620,040	Australia & New Zealand Bank Group	09/13/18	(3,718)
JPY	53,379,000	USD	490,860	NatWest Markets PLC	09/13/18	(6,165)
ARS	52,148,325	USD	1,913,700	BNP Paribas S.A.	09/14/18	(245,479)
ARS	56,222,400	USD	2,080,000	Citibank N.A.	09/14/18	(281,449)
ARS	64,474,659	USD	2,385,300	JPMorgan Chase Bank N.A.	09/14/18	(322,760)
ARS	25,956,200	USD	932,000	BNP Paribas S.A.	09/17/18	(104,021)
USD	2,175,000	MXN	44,561,400	Goldman Sachs International	09/17/18	(40,736)
JPY	356,428,514	USD	3,260,000	UBS AG	09/18/18	(22,386)
CAD	10,547,000	MXN	169,274,077	Bank of America N.A.	09/19/18	(380,601)
JPY	335,176,439	USD	3,061,000	Bank of America N.A.	09/19/18	(16,213)
NZD	876,000	USD	597,302	NatWest Markets PLC	09/19/18	(3,939)
PLN	4,713,551	EUR	1,087,500	Bank of America N.A.	09/19/18	(17,804)
PLN	942,645	EUR	217,500	Citibank N.A.	09/19/18	(3,578)
PLN	3,770,450	EUR	870,000	Deutsche Bank AG	09/19/18	(14,348)
PLN	942,706	EUR	217,500	HSBC Bank PLC	09/19/18	(3,562)
PLN	4,713,171	EUR	1,087,500	JPMorgan Chase Bank N.A.	09/19/18	(17,906)
PLN	942,645	EUR	217,500	Royal Bank of Canada	09/19/18	(3,578)
PLN	942,615	EUR	217,500	State Street Bank and Trust Co.	09/19/18	(3,586)
SEK	118,753,577	CHF	13,185,000	Deutsche Bank AG	09/19/18	(67,145)
SEK	2,239,361	USD	253,000	Deutsche Bank AG	09/19/18	(1,408)
USD	9,749,121	AUD	13,185,000	Citibank N.A.	09/19/18	(10,878)
USD	5,098,591	AUD	6,914,000	Royal Bank of Canada	09/19/18	(19,394)
USD	13,170,000	CAD	17,492,963	Goldman Sachs International	09/19/18	(154,690)
USD	3,713,000	CHF	3,668,089	Goldman Sachs International	09/19/18	(17,430)
USD	3,296,000	CHF	3,253,857	Morgan Stanley & Co. International PLC	09/19/18	(13,157)
USD	3,149,617	EUR	2,701,000	Morgan Stanley & Co. International PLC	09/19/18	(24,176)
USD	8,659,953	GBP	6,603,000	UBS AG	09/19/18	(86,250)
USD	6,861,000	NOK	56,090,473	Barclays Bank PLC	09/19/18	(48,531)
USD	1,751,000	TRY	8,451,494	NatWest Markets PLC	09/19/18	(25,772)
USD	3,920,000	TWD	119,501,200	Bank of America N.A.	09/19/18	(22,694)
MXN	279,585,525	USD	14,359,000	HSBC Bank PLC	11/26/18	(607,892)
MXN	108,029,850	USD	5,430,000	Barclays Bank PLC	06/14/19	(274,522)

						(16,508,112)

Net Unrealized Appreciation						$18,361,449

57

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Interest Rate Caps Purchased

Reference Entity	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
10Y-2Y CMS Index Cap	0.44%	Citibank N.A.	07/23/18	USD	3,925,020	$39,250	$1,962,510	$(1,923,260)
10Y-2Y CMS Index Cap	0.34%	Citibank N.A.	08/28/18	USD	984,805	7,445	645,047	(637,602)
10Y-2Y CMS Index Cap	0.24%	Citibank N.A.	09/07/18	USD	363,000	36,325	399,300	(362,975)
30Y-5Y CMS Index Cap	0.17%	Citibank N.A.	09/07/18	USD	363,000	23,112	375,705	(352,593)

						$106,132	$3,382,562	$(3,276,430)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares MSCI Emerging Markets Index ETF	7,508	07/20/18	USD	50.00	USD	32,532	$22,524
EURO STOXX 50 Index	285	08/17/18	EUR	3,600.00	EUR	9,677	16,808
EURO STOXX 50 Index	143	08/17/18	EUR	3,550.00	EUR	4,856	19,204
EURO STOXX 50 Index	416	08/17/18	EUR	3,750.00	EUR	14,126	2,186
Freeport-McMoRan, Inc.	1,453	08/17/18	USD	25.00	USD	2,508	2,906
S&P 500 Index	16	08/17/18	USD	2,725.00	USD	4,349	74,000
S&P 500 Index	53	08/17/18	USD	2,850.00	USD	14,407	16,033
U.S. Treasury Notes (5 Year)	555	08/24/18	USD	114.50	USD	63,058	82,383
Euro Dollar 2-Year Mid-Curve	783	10/12/18	USD	97.25	USD	189,917	151,706
Euro Dollar 1-Year Mid-Curve	1,125	12/14/18	USD	98.00	USD	272,911	42,188
Euro Dollar 1-Year Mid-Curve	387	12/14/18	USD	97.25	USD	93,881	96,750

							526,688

Put
iShares Russell 2000 Index ETF	3,709	07/06/18	USD	161.00	USD	60,742	196,577
EURO STOXX Banks Index	2,604	07/20/18	EUR	105.00	EUR	14,380	106,433
iShares iBoxx $ High Yield Corporate Bond ETF	1,339	07/20/18	USD	85.50	USD	11,392	124,527
SPDR S&P Retail ETF	3,721	07/20/18	USD	47.00	USD	18,069	135,817
EURO STOXX 50 Index	152	08/17/18	EUR	3,200.00	EUR	5,161	45,619
EURO STOXX 50 Index	127	08/17/18	EUR	3,450.00	EUR	4,312	150,387
EURO STOXX 50 Index	125	08/17/18	EUR	3,475.00	EUR	4,245	169,550
EURO STOXX 50 Index	184	08/17/18	EUR	3,350.00	EUR	6,248	124,198
EURO STOXX 50 Index	174	08/17/18	EUR	3,400.00	EUR	5,908	157,173
iShares iBoxx $ High Yield Corporate Bond ETF	886	08/17/18	USD	85.00	USD	7,538	98,789
S&P 500 Index	39	08/17/18	USD	2,650.00	USD	10,602	116,415
S&P 500 Index	32	08/17/18	USD	2,770.00	USD	8,699	228,960
S&P 500 Index	22	08/17/18	USD	2,720.00	USD	5,980	107,800
S&P 500 Index	22	08/17/18	USD	2,675.00	USD	5,980	78,100

							1,840,345

							$2,367,033

58

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One-Touch	Deutsche Bank AG	—	07/06/18	MXN	18.35	MXN	18.35	USD	1,044	$9,211
USD Currency	Down-and-Out	Deutsche Bank AG	—	07/19/18	BRL	3.68	BRL	3.55	USD	6,367	3,373
USD Currency	One-Touch	BNP Paribas S.A.	—	07/20/18	ZAR	11.60	ZAR	11.60	USD	510	—
USD Currency	One-Touch	Deutsche Bank AG	—	07/20/18	TRY	4.30	TRY	4.30	USD	318	3,054
		Morgan Stanley & Co.
USD Currency	One-Touch	International PLC	—	07/24/18	TRY	4.30	TRY	4.30	USD	510	24,269
		Morgan Stanley & Co.
USD Currency	Down-and-Out	International PLC	—	08/10/18	TRY	4.65	TRY	4.38	USD	5,096	103,517
USD Currency	One-Touch	Deutsche Bank AG	—	08/20/18	BRL	3.50	BRL	3.50	USD	306	9,999
		Morgan Stanley & Co.
USD Currency	One-Touch	International PLC	—	10/25/18	MXN	16.50	MXN	16.50	USD	637	14,950
10Y-2Y SPX Cap	Cap	Citibank N.A.	1,200,000,000	12/06/18	USD	13.40	USD	2,767.50		—	241,727
USD Currency	One-Touch	Citibank N.A.	—	01/28/19	USD	106.75	USD	106.75	USD	3,336	65,186

											$475,286

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
	Barclays Bank
EUR Currency	PLC	—	07/02/18	JPY	129.55	EUR	18,672	$33,129
EUR Currency	Citibank N.A.	—	07/03/18	ZAR	15.00	EUR	1,910	146,623
USD Currency	Morgan Stanley & Co. International PLC	—	07/06/18	ZAR	13.10	USD	6,388	302,219
USD Currency	Deutsche Bank AG	—	07/09/18	TWD	30.15	USD	5,780	63,462
USD Currency	JPMorgan Chase Bank N.A.	—	07/10/18	KRW	1,130.00	USD	21,505	41,376
CAD Currency	Morgan Stanley & Co. International PLC	—	07/12/18	JPY	88.00	CAD	27,105	2,128
TOPIX Index	Goldman Sachs International	30	07/13/18	JPY	1,869.17	JPY	519,267	23
TOPIX Index	UBS AG	35	07/13/18	JPY	1,828.05	JPY	605,812	329
USD Currency	Bank of America N.A.	—	07/13/18	CNH	6.50	USD	15,650	312,996
USD Currency	Bank of America N.A.	—	07/13/18	CNH	6.40	USD	7,743	269,427
USD Currency	Bank of America N.A.	—	07/13/18	CNH	6.50	USD	7,743	154,867
USD Currency	Bank of America N.A.	—	07/13/18	CNH	6.50	USD	6,087	121,728
USD Currency	Deutsche Bank AG	—	07/19/18	MXN	21.50	USD	2,546	1,957
USD Currency	JPMorgan Chase Bank N.A.	—	07/19/18	ZAR	12.70	USD	5,516	435,309
USD Currency	JPMorgan Chase Bank N.A.	—	07/19/18	MXN	20.00	USD	4,243	56,702
AUD Currency	Barclays Bank PLC	—	07/20/18	NZD	1.09	AUD	17,160	122,480
AUD Currency	JPMorgan Chase Bank N.A.	—	07/20/18	NZD	1.10	AUD	17,160	38,397
USD Currency	Nomura International PLC	—	07/20/18	TWD	30.27	USD	5,259	46,073

59

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Bank of America N.A.	—	07/23/18	SGD	1.35	USD	8,670	$105,372
JPY Currency	HSBC Bank PLC	—	07/25/18	KRW	10.30	JPY	578,000	21,848
USD Currency	Barclays Bank PLC	—	07/27/18	CAD	1.30	USD	5,259	73,619
USD Currency	Barclays Bank PLC	—	07/27/18	CAD	1.34	USD	5,259	11,664
USD Currency	Deutsche Bank AG	—	07/27/18	CNH	6.40	USD	21,600	765,689
USD Currency	Deutsche Bank AG	—	08/09/18	BRL	3.75	USD	5,125	210,925
TOPIX Index	Citibank N.A.	35	08/10/18	JPY	1,851.78	JPY	605,812	3,511
TOPIX Index	Citibank N.A.	20	08/10/18	JPY	1,848.30	JPY	346,178	2,255
USD Currency	Deutsche Bank AG	—	08/13/18	MXN	21.00	USD	12,770	75,930
USD Currency	Deutsche Bank AG	—	08/16/18	MXN	21.00	USD	12,770	82,981
USD Currency	HSBC Bank PLC	—	08/16/18	KRW	1,100.00	USD	21,700	399,534
USD Currency	JPMorgan Chase Bank N.A.	—	08/16/18	KRW	1,150.00	USD	21,700	81,832
JPY Currency	HSBC Bank PLC	—	08/24/18	KRW	10.45	JPY	955,150	52,007
USD Currency	Deutsche Bank AG	—	09/20/18	TWD	31.00	USD	11,367	51,192
USD Currency	Deutsche Bank AG	—	09/20/18	TWD	31.00	USD	4,372	19,689
USD Currency	JPMorgan Chase Bank N.A.	—	09/20/18	TWD	30.00	USD	21,860	372,681
USD Currency	JPMorgan Chase Bank N.A.	—	09/20/18	TWD	31.00	USD	6,121	27,565
EUR Currency	Bank of America N.A.	—	11/15/18	USD	1.32	EUR	38,735	9,536
EUR Currency	Bank of America N.A.	—	11/15/18	USD	1.26	EUR	27,045	55,309
EUR Currency	Deutsche Bank AG	—	11/15/18	USD	1.28	EUR	38,735	41,250
USD Currency	Deutsche Bank AG	—	11/15/18	TWD	31.00	USD	39,165	265,142
EUR Currency	Deutsche Bank AG	—	11/16/18	USD	1.29	EUR	11,325	8,782
EUR Currency	Goldman Sachs International	—	11/16/18	USD	1.25	EUR	21,775	62,957

								4,950,495
Put
EUR Currency	Barclays Bank PLC	—	07/02/18	JPY	127.00	EUR	18,672	374
USD Currency	Deutsche Bank AG	—	07/02/18	CAD	1.27	USD	39,245	4
AUD Currency	Morgan Stanley & Co. International PLC	—	07/03/18	JPY	78.00	AUD	18,000	2
EUR Currency	Citibank N.A.	—	07/03/18	ZAR	14.60	EUR	1,910	—
USD Currency	HSBC Bank PLC	—	07/05/18	IDR	14,000.00	USD	3,119	504
Nikkei 225 Index	Goldman Sachs International	15	07/13/18	JPY	21,345.23	JPY	334,568	12,637
USD Currency	Bank of America N.A.	—	07/13/18	TWD	30.25	USD	21,775	43,779
USD Currency	Bank of America N.A.	—	07/20/18	CAD	1.31	USD	15,670	92,805
USD Currency	Deutsche Bank AG	—	07/20/18	RUB	61.00	USD	10,613	16,687

60

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Goldman Sachs International	—	07/20/18	BRL	3.50	USD	31,839	$597
USD Currency	JPMorgan Chase Bank N.A.	—	07/20/18	IDR	14,020.00	USD	10,613	13,747
EUR Currency	BNP Paribas S.A.	—	07/23/18	PLN	4.25	EUR	8,490	2,094
USD Currency	Deutsche Bank AG	—	07/23/18	BRL	3.60	USD	6,368	2,528
USD Currency	Deutsche Bank AG	—	07/24/18	INR	62.50	USD	33,600	3
USD Currency	JPMorgan Chase Bank N.A.	—	07/24/18	INR	65.00	USD	33,600	90
USD Currency	Morgan Stanley & Co. International PLC	—	07/24/18	MXN	20.00	USD	9,552	204,697
USD Currency	Morgan Stanley & Co. International PLC	—	07/24/18	TRY	4.75	USD	4,245	136,498
USD Currency	Deutsche Bank AG	—	07/26/18	INR	62.50	USD	33,600	3
USD Currency	Goldman Sachs International	—	07/26/18	INR	64.50	USD	33,600	21
USD Currency	HSBC Bank PLC	—	07/26/18	INR	62.50	USD	33,600	3
USD Currency	Deutsche Bank AG	—	07/27/18	TRY	4.70	USD	4,418	108,097
USD Currency	JPMorgan Chase Bank N.A.	—	08/01/18	KRW	1,095.00	USD	5,780	22,283
USD Currency	Morgan Stanley & Co. International PLC	—	08/03/18	MXN	19.50	USD	19,103	206,259
USD Currency	HSBC Bank PLC	—	08/10/18	CAD	1.26	USD	17,420	9,683
USD Currency	Deutsche Bank AG	—	08/13/18	MXN	18.50	USD	12,770	26,965
USD Currency	JPMorgan Chase Bank N.A.	—	08/14/18	CAD	1.25	USD	21,514	7,097
USD Currency	Morgan Stanley & Co. International PLC	—	08/14/18	CAD	1.23	USD	10,759	795
USD Currency	Morgan Stanley & Co. International PLC	—	08/14/18	CAD	1.23	USD	10,755	794
USD Currency	Deutsche Bank AG	—	08/16/18	MXN	18.50	USD	12,770	28,616
USD Currency	Deutsche Bank AG	—	08/16/18	INR	68.00	USD	6,388	23,799
USD Currency	BNP Paribas S.A.	—	08/17/18	JPY	107.00	USD	21,760	55,390
USD Currency	Morgan Stanley & Co. International PLC	—	08/20/18	MXN	19.50	USD	267,580	3,404,034
USD Currency	BNP Paribas S.A.	—	08/22/18	ZAR	12.45	USD	10,613	7,416
USD Currency	JPMorgan Chase Bank N.A.	—	08/27/18	ZAR	12.45	USD	10,613	9,320
USD Currency	Deutsche Bank AG	—	09/04/18	ZAR	12.55	USD	6,368	10,210
NOK Currency	Citibank N.A.	—	09/06/18	SEK	1.06	NOK	157,055	33,024
USD Currency	Goldman Sachs International	—	09/12/18	TRY	4.48	USD	4,243	31,634
USD Currency	Citibank N.A.	—	09/13/18	MXN	19.50	USD	4,515	66,469
USD Currency	Deutsche Bank AG	—	09/13/18	MXN	19.50	USD	4,515	66,653

61

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JPMorgan Chase Bank N.A.	—	09/13/18	IDR	13,800.00	USD	5,313	$7,629
USD Currency	Goldman Sachs International	—	09/18/18	MXN	20.50	USD	6,686	278,860
NOK Currency	Credit Suisse International	—	09/19/18	SEK	1.06	NOK	156,665	44,296
USD Currency	Deutsche Bank AG	—	09/21/18	MXN	19.50	USD	7,825	120,448
USD Currency	Morgan Stanley & Co. International PLC	—	09/26/18	TRY	4.52	USD	47,988	465,868
USD Currency	Morgan Stanley & Co. International PLC	—	09/26/18	ZAR	12.90	USD	46,979	277,558
USD Currency	JPMorgan Chase Bank N.A.	—	09/28/18	TRY	4.08	USD	5,900	1,940
USD Currency	Morgan Stanley & Co. International PLC	—	10/04/18	MXN	18.00	USD	19,103	39,788
EUR Currency	BNP Paribas S.A.	—	10/08/18	CNH	7.45	EUR	38,605	69,672
EUR Currency	BNP Paribas S.A.	—	10/08/18	CNH	7.60	EUR	38,000	166,618
EUR Currency	BNP Paribas S.A.	—	10/08/18	CNH	7.50	EUR	17,155	42,742
EUR Currency	Deutsche Bank AG	—	10/08/18	PLN	4.05	EUR	38,700	4,765
EUR Currency	Deutsche Bank AG	—	10/08/18	CNH	7.35	EUR	21,375	19,680
EUR Currency	Deutsche Bank AG	—	10/08/18	CNH	7.35	EUR	17,230	15,864
EUR Currency	HSBC Bank PLC	—	10/08/18	CNH	7.50	EUR	20,845	52,320
EUR Currency	JPMorgan Chase Bank N.A.	—	10/08/18	PLN	4.15	EUR	32,250	20,795
USD Currency	HSBC Bank PLC	—	10/18/18	ZAR	12.63	USD	45,534	194,304
USD Currency	HSBC Bank PLC	—	10/18/18	ZAR	12.63	USD	32,886	140,191
USD Currency	Citibank N.A.	—	10/19/18	TRY	4.50	USD	60,711	542,249
USD Currency	Citibank N.A.	—	11/06/18	JPY	107.00	USD	21,276	203,639
USD Currency	JPMorgan Chase Bank N.A.	—	01/02/19	TRY	4.20	USD	27,356	49,746
USD Currency	Citibank N.A.	—	01/03/19	TRY	4.19	USD	10,855	18,750

								7,423,333

								$12,373,828

OTC Worst-Of Options Purchased

Description	Counterparty	Expiration Date	Units	Notional Amount (000)		Value
USD/JPY 108.00 Strike/Put, NKY/USD 25,000.00 Strike/Call	Goldman Sachs International	07/13/18	—	USD	1,899	$—
USD/JPY 108.00 Strike/Put, NKY/USD 25,000.00 Strike/Call	Goldman Sachs International	08/10/18	—	USD	1,899	19

						$19

62

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

OTC Credit Default Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/23	5.00%	Quarterly	ITRAXX.EUR.29.V1	Quarterly	Morgan Stanley & Co. International PLC	7/18/18	75.00%	EUR 14,100	$25,676
Bought Protection on 5-Year Credit Default Swap, 06/20/23	5.00%	Quarterly	ITRAXX.EUR.29.V1	Quarterly	Citibank N.A.	8/15/18	65.00%	EUR 30,900	197,658

									$223,334

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 05/28/21	3-month LIBOR, 2.34%	Quarterly	2.70%	Semi- Annual	Bank of America N.A.	05/26/20	2.70%	USD	317,500	$746,223
10-Year Interest Rate Swap, 04/29/48	3-month LIBOR, 2.34%	Quarterly	3.04%	Semi- Annual	JPMorgan Chase Bank N.A.	04/27/38	3.04%	USD	179,050	10,107,809
Put
10-Year Interest Rate Swap, 03/01/29	3.25%	Semi- Annual	3-month LIBOR, 2.31%	Quarterly	UBS AG	02/27/19	3.25%	USD	96,300	863,727
10-Year Interest Rate Swap, 01/31/30	4.00%	Semi- Annual	3-month LIBOR, 2.31%	Quarterly	Bank of America N.A.	01/29/20	4.00%	USD	54,000	322,968
10-Year Interest Rate Swap, 04/29/48	3.04%	Semi- Annual	3-month LIBOR, 2.34%	Quarterly	JPMorgan Chase Bank N.A.	04/27/38	3.04%	USD	179,050	8,132,131

										$20,172,858

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares MSCI Emerging Markets Index ETF	7,508	07/20/18	USD	51.00	USD	32,532	$(7,508)
Freeport-McMoRan, Inc.	1,453	08/17/18	USD	30.00	USD	2,508	(5,812)
S&P 500 Index	16	08/17/18	USD	2,800.00	USD	4,349	(18,080)
Euro Dollar 2-Year Mid-Curve	783	10/12/18	USD	97.75	USD	189,917	(34,256)
Euro Dollar 1-Year Mid-Curve	387	12/14/18	USD	97.50	USD	93,881	(50,794)

							(116,450)

Put
iShares Russell 2000 Index ETF	7,429	07/06/18	USD	158.00	USD	121,665	(122,579)
EURO STOXX Banks Index	2,604	07/20/18	EUR	100.00	EUR	14,380	(34,211)
EURO STOXX 50 Index	127	08/17/18	EUR	3,275.00	EUR	4,312	(57,470)
EURO STOXX 50 Index	125	08/17/18	EUR	3,300.00	EUR	4,245	(64,886)
EURO STOXX 50 Index	184	08/17/18	EUR	3,250.00	EUR	6,248	(72,520)
U.S. Treasury Notes (5 Year)	555	08/24/18	USD	112.75	USD	63,058	(69,375)
Euro Dollar 2-Year Mid-Curve	1,800	09/14/18	USD	96.88	USD	436,613	(303,750)

							(724,791)

							$(841,241)

63

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/ Range	Notional Amount (000)		Value
Put
AUD Currency	Down-and-In	Morgan Stanley & Co. International PLC	—	7/03/18	JPY	75.00	JPY 72.00	AUD	20,000	$(1)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Deutsche Bank AG	—	07/02/18	JPY	129.55	EUR	18,672	$(30,211)
EUR Currency	Deutsche Bank AG	—	07/03/18	ZAR	15.00	EUR	1,910	(146,936)
USD Currency	Deutsche Bank AG	—	07/09/18	TWD	30.85	USD	8,670	(6,533)
EUR Currency	Barclays Bank PLC	—	07/10/18	JPY	129.25	EUR	28,708	(209,011)
USD Currency	HSBC Bank PLC	—	07/10/18	KRW	1,130.00	USD	21,505	(40,209)
USD Currency	Bank of America N.A.	—	07/13/18	CNH	6.50	USD	11,292	(225,986)
USD Currency	Bank of America N.A.	—	07/13/18	CNH	6.50	USD	7,743	(154,759)
USD Currency	Citibank N.A.	—	07/13/18	CNH	6.50	USD	10,445	(208,897)
USD Currency	HSBC Bank PLC	—	07/13/18	CNH	6.40	USD	7,743	(269,539)
USD Currency	JPMorgan Chase Bank N.A.	—	07/19/18	ZAR	12.70	USD	5,516	(431,543)
USD Currency	JPMorgan Chase Bank N.A.	—	07/19/18	MXN	22.50	USD	4,243	(249)
USD Currency	JPMorgan Chase Bank N.A.	—	07/19/18	MXN	20.00	USD	2,122	(29,015)
AUD Currency	Barclays Bank PLC	—	07/20/18	NZD	1.10	AUD	17,160	(38,040)
AUD Currency	JPMorgan Chase Bank N.A.	—	07/20/18	NZD	1.09	AUD	17,160	(124,058)
JPY Currency	HSBC Bank PLC	—	07/25/18	KRW	10.60	JPY	578,000	(6,363)
USD Currency	Barclays Bank PLC	—	07/27/18	CAD	1.36	USD	7,889	(5,371)
USD Currency	Barclays Bank PLC	—	07/27/18	CAD	1.30	USD	5,259	(74,690)
USD Currency	JPMorgan Chase Bank N.A.	—	07/27/18	CNH	6.40	USD	21,600	(763,527)
USD Currency	Deutsche Bank AG	—	08/09/18	BRL	3.95	USD	7,688	(111,754)
USD Currency	Deutsche Bank AG	—	08/13/18	MXN	21.00	USD	12,770	(75,765)
USD Currency	Deutsche Bank AG	—	08/16/18	MXN	21.00	USD	12,770	(82,932)
USD Currency	HSBC Bank PLC	—	08/16/18	KRW	1,150.00	USD	21,700	(82,038)
USD Currency	JPMorgan Chase Bank N.A.	—	08/16/18	KRW	1,100.00	USD	21,700	(398,617)
USD Currency	JPMorgan Chase Bank N.A.	—	08/23/18	ZAR	13.70	USD	5,516	(170,950)
USD Currency	Goldman Sachs International	—	09/18/18	MXN	22.00	USD	6,686	(34,744)
USD Currency	Deutsche Bank AG	—	09/20/18	TWD	30.00	USD	11,367	(193,792)
USD Currency	Deutsche Bank AG	—	09/20/18	TWD	30.00	USD	4,372	(74,535)

64

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JPMorgan Chase Bank N.A.	—	09/20/18	TWD	31.00	USD	21,860	$(98,440)
USD Currency	JPMorgan Chase Bank N.A.	—	09/20/18	TWD	30.00	USD	6,121	(104,350)
EUR Currency	Bank of America N.A.	—	11/15/18	USD	1.28	EUR	38,735	(40,792)
EUR Currency	Bank of America N.A.	—	11/15/18	USD	1.30	EUR	27,045	(14,070)
EUR Currency	Deutsche Bank AG	—	11/15/18	USD	1.32	EUR	38,735	(9,664)
USD Currency	Deutsche Bank AG	—	11/15/18	TWD	32.00	USD	39,165	(101,319)
EUR Currency	Goldman Sachs International	—	11/16/18	USD	1.29	EUR	27,440	(21,199)

								(4,379,898)

Put
EUR Currency	Deutsche Bank AG	—	07/02/18	JPY	127.00	EUR	18,672	(417)
USD Currency	Deutsche Bank AG	—	07/02/18	CAD	1.26	USD	21,803	(2)
EUR Currency	Deutsche Bank AG	—	07/03/18	ZAR	14.60	EUR	1,910	—
USD Currency	Morgan Stanley & Co. International PLC	—	07/06/18	ZAR	12.20	USD	6,388	(1)
EUR Currency	Barclays Bank PLC	—	07/10/18	JPY	126.70	EUR	28,708	(28,974)
USD Currency	Deutsche Bank AG	—	07/12/18	MXN	19.50	USD	4,515	(33,456)
USD Currency	Goldman Sachs International	—	07/12/18	TRY	4.42	USD	4,243	(4,465)
Nikkei 225 Index	Goldman Sachs International	15	07/13/18	JPY	20,465.01			(5,833)
USD Currency	Deutsche Bank AG	—	07/20/18	RUB	59.50	USD	15,920	(2,431)
USD Currency	Deutsche Bank AG	—	07/24/18	INR	65.00	USD	33,600	(87)
USD Currency	Morgan Stanley & Co. International PLC	—	07/24/18	TRY	4.45	USD	4,245	(13,494)
USD Currency	Deutsche Bank AG	—	07/26/18	INR	64.50	USD	33,600	(21)
USD Currency	Goldman Sachs International	—	07/26/18	INR	62.50	USD	33,600	(3)
USD Currency	JPMorgan Chase Bank N.A.	—	08/01/18	KRW	1,060.00	USD	8,670	(1,919)
USD Currency	Morgan Stanley & Co. International PLC	—	08/03/18	MXN	19.00	USD	28,655	(126,648)
USD Currency	Citibank N.A.	—	08/13/18	MXN	19.20	USD	4,515	(33,529)
USD Currency	JPMorgan Chase Bank N.A.	—	08/14/18	CAD	1.23	USD	21,514	(1,520)
USD Currency	BNP Paribas S.A.	—	08/17/18	JPY	105.00	USD	21,760	(22,278)
USD Currency	Morgan Stanley & Co. International PLC	—	08/20/18	MXN	18.50	USD	267,580	(649,890)
NOK Currency	Credit Suisse International	—	09/19/18	SEK	1.04	NOK	156,665	(15,096)
USD Currency	Deutsche Bank AG	—	09/21/18	MXN	18.75	USD	10,868	(61,656)

65

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EUR Currency	BNP Paribas S.A.	—	10/08/18	CNH	7.35	EUR	38,605	$(35,961)
EUR Currency	BNP Paribas S.A.	—	10/08/18	CNH	7.60	EUR	17,155	(79,765)
EUR Currency	Deutsche Bank AG	—	10/08/18	CNH	7.45	EUR	21,375	(38,151)
EUR Currency	Deutsche Bank AG	—	10/08/18	CNH	7.50	EUR	20,830	(52,092)
EUR Currency	Deutsche Bank AG	—	10/08/18	CNH	7.45	EUR	17,230	(30,980)
EUR Currency	HSBC Bank PLC	—	10/08/18	CNH	7.60	EUR	20,845	(97,657)
EUR Currency	HSBC Bank PLC	—	10/08/18	CNH	7.50	EUR	17,170	(42,886)
EUR Currency	JPMorgan Chase Bank N.A.	—	10/08/18	PLN	4.05	EUR	38,700	(4,765)
USD Currency	Citibank N.A.	—	11/06/18	JPY	99.00	USD	21,276	(27,824)
USD Currency	JPMorgan Chase Bank N.A.	—	01/02/19	TRY	3.77	USD	27,356	(2,263)
USD Currency	Citibank N.A.	—	01/03/19	TRY	3.76	USD	10,855	(834)

								(1,414,898)

								$(5,794,796)

OTC Credit Default Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)	Value
	Rate	Frequency	Rate	Frequency
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/23	ITRAXX.EUR.29.V1	Quarterly	5.00%	Quarterly	Citibank N.A.	8/15/18	Not Rated	80.00%	EUR 30,900	$(74,882)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 12/29/20	2.74%	Semi- Annual	3-month LIBOR, 2.34%	Quarterly	JPMorgan Chase Bank N.A.	12/27/18	2.74%	USD	1,692,195	$(2,680,335)

Put
2-Year Interest Rate Swap, 12/12/20	3-month LIBOR, 2.34%	Quarterly	3.03%	Semi- Annual	Goldman Sachs International	12/10/18	3.03%	USD	320,090	(577,250)
2-Year Interest Rate Swap, 12/29/20	3-month LIBOR, 2.34%	Quarterly	3.03%	Semi- Annual	Goldman Sachs International	12/27/18	3.03%	USD	80,023	(163,314)
2-Year Interest Rate Swap, 12/29/20	3-month LIBOR, 2.34%	Quarterly	3.14%	Semi- Annual	JPMorgan Chase Bank N.A.	12/27/18	3.14%	USD	1,692,195	(2,241,055)

66

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
2-Year Interest Rate Swap, 03/01/21	3-month LIBOR, 2.31%	Quarterly	3.00%	Semi- Annual	UBS AG	02/27/19	3.00%	USD	374,500	$(1,176,510)
1-Year Interest Rate Swap, 05/28/21	3-month LIBOR, 2.34%	Quarterly	3.00%	Semi- Annual	Bank of America N.A.	05/26/20	3.00%	USD	317,500	(1,078,262)

										(5,236,391)

										$(7,916,726)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.29.V1	5.00%	Quarterly	06/20/23	EUR	38,716	$(3,694,849)	$(4,717,779)	$1,022,930
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	USD	11,662	(689,465)	(780,017)	90,552
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD	59,743	(903,752)	(916,585)	12,833

						$(5,288,066)	$(6,414,381)	$1,126,315

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	B+	USD	3,600	$227,015	$238,319	$(11,304)
ITRAXX.EUR.28.V1	1.00%	Quarterly	12/20/22	BBB+	EUR	20,420	387,323	480,638	(93,315)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	12/20/22	A-	EUR	26,880	294,297	695,069	(400,772)
ITRAXX.XO.28.V1	5.00%	Quarterly	12/20/22	B+	EUR	16,340	1,786,400	2,168,768	(382,368)
ITRAXX.EUR.29.V1	1.00%	Quarterly	06/20/23	Not Rated	EUR	23,970	374,237	390,493	(16,256)
ITRAXX.FINSR.29.V1	1.00%	Quarterly	06/20/23	A-	EUR	3,900	23,835	45,123	(21,288)

							$3,093,107	$4,018,410	$(925,303)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	At Termination	1.63%	At Termination	06/15/28	EUR	52,370	$41,274	$1,430	$39,844

67

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	N/A	01/28/19	MXN	728,739	$192,187	$116	$192,071
2.93%	Semi-Annual	3-month LIBOR, 2.34%	Quarterly	12/12/18(a)	12/12/20	USD	129,865	(60,133)	521	(60,654)
2.93%	Semi-Annual	3-month LIBOR, 2.34%	Quarterly	12/31/18(a)	12/31/20	USD	32,009	(11,044)	128	(11,172)
28-day MXIBTIIE, 8.10%	Monthly	7.66%	Monthly	N/A	02/22/21	MXN	342,658	(146,423)	70	(146,493)
28-day MXIBTIIE, 8.10%	Monthly	8.12%	Monthly	N/A	06/18/21	MXN	246,035	52,100	48	52,052
28-day MXIBTIIE, 8.10%	Monthly	8.04%	Monthly	N/A	06/21/21	MXN	189,425	18,608	45	18,563
6.90%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	N/A	08/02/22	MXN	126,000	225,715	188,749	36,966
28-day MXIBTIIE, 8.10%	Monthly	6.90%	Monthly	N/A	08/02/22	MXN	126,000	(225,714)	53	(225,767)
7.11%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	N/A	10/14/22	MXN	146,271	212,417	69	212,348
7.11%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	N/A	10/14/22	MXN	110,975	160,133	52	160,081
28-day MXIBTIIE, 8.10%	Monthly	7.94%	Monthly	N/A	06/19/23	MXN	316,597	42,537	190	42,347
28-day MXIBTIIE, 8.10%	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	73,475	(324,637)	397	(325,034)
3-month LIBOR, 2.34%	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	2,360	(105,521)	26	(105,547)
2.27%	Semi-Annual	3-month LIBOR, 2.34%	Quarterly	N/A	09/11/25	USD	1,800	63,405	23	63,382
6-month EURIBOR, (0.27)%	Semi-Annual	0.94%	Annual	9/10/18(a)	08/15/27	EUR	322,255	4,566,149	5,822	4,560,327
2.96%	Annual	6-month WIBOR, 1.68%	Semi-Annual	N/A	03/06/28	PLN	24,325	(47,802)	112	(47,914)
7.66%	Quarterly	3-month JIBAR, 6.96%	Quarterly	N/A	03/06/28	ZAR	103,145	305,007	407	304,600
7.64%	Quarterly	3-month JIBAR, 6.96%	Quarterly	N/A	03/06/28	ZAR	101,605	310,496	392	310,104
2.94%	Semi-Annual	3-month LIBOR, 2.34%	Quarterly	N/A	03/14/28	USD	2,000	(18,101)	31	(18,132)
2.89%	Semi-Annual	3-month LIBOR, 2.34%	Quarterly	N/A	03/19/28	USD	910	(4,280)	14	(4,294)
8.20%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	N/A	06/09/28	MXN	93,625	(48,523)	68	(48,591)
8.15%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	N/A	06/12/28	MXN	71,850	(25,361)	61	(25,422)

68

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.94%	Quarterly	3-month JIBAR, 6.96%	Quarterly	N/A	06/20/28	ZAR	126,925	$219,873	$183	$219,690
7.93%	Quarterly	3-month JIBAR, 6.96%	Quarterly	N/A	06/20/28	ZAR	88,252	159,505	127	159,378
7.94%	Quarterly	3-month JIBAR, 6.96%	Quarterly	N/A	06/20/28	ZAR	88,250	155,084	128	154,956
7.92%	Quarterly	3-month JIBAR, 6.96%	Quarterly	N/A	06/20/28	ZAR	87,560	161,323	127	161,196
7.90%	Quarterly	3-month JIBAR, 6.96%	Quarterly	N/A	06/20/28	ZAR	73,320	143,531	107	143,424

								$5,970,531	$198,066	$5,772,465

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/20	USD	2,050	$169,867	$168,634	$1,233
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	7,452	54,554	25,839	80,393
United Mexican States	1.00%	Quarterly	Bank of America N.A.	09/20/20	USD	7,452	51,346	41,637	92,983
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	19,636	2,777	16,859
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	16,298	178	16,120
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	795	12,961	2,019	10,942
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	18,686	2,084	16,602
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	16,249	1,337	14,912
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	660	72,918	67,999	4,919
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	32,023	6,157	1,132	5,025
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	5,638	992	4,646
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	5,638	936	4,702
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	5,638	728	4,910
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	47,573	9,389	3,616	5,773
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	5,787	1,953	3,834
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	58,651	11,422	1,534	9,888
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	5,712	557	5,155
National Australia Bank Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	16,420	675	15,745

69

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	810	$17,320	$10,162	$27,482
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	460	9,835	6,018	15,853
Standard Chartered Bank	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	610	13,043	3,410	16,453
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	5,132	3,202	8,334
Sumitomo Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	24,938	4,844	575	5,419
Sumitomo Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	4,918	983	5,901
Westpac Banking Corp.	1.00%	Quarterly	Citibank N.A.	12/20/20	USD	1,000	16,780	1,572	15,208
Stena AB	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	440	15,091	20,918	5,827
Constellium NV	5.00%	Quarterly	Citibank N.A.	12/20/21	EUR	1,200	154,583	153,269	1,314
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/21	EUR	890	114,649	119,807	5,158
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	300	25,675	16,796	42,471
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	EUR	360	30,810	20,908	51,718
Stena AB	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	700	20,221	10,850	9,371
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	300	66,145	58,812	7,333
Anglo American PLC	5.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	2,200	413,586	465,967	52,381
ArcelorMittal	5.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	700	131,739	137,413	5,674
Bayerische Motoren Werke AG	1.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	2,900	82,859	68,461	14,398
BevCo Lux Sarl	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	280	53,945	55,078	1,133
Cable & Wireless Communications Ltd.	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	450	84,097	83,189	908
CMA CGM SA	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	300	35,219	753	34,466
Daimler AG	1.00%	Quarterly	BNP Paribas S.A. JPMorgan Chase	06/20/23	EUR	2,900	21,809	46,500	24,691
Deutsche Lufthansa AG	1.00%	Quarterly	Bank N.A.	06/20/23	EUR	3,400	29,818	54,628	24,810
Enel SpA	1.00%	Quarterly	Citibank N.A. Goldman Sachs	06/20/23	EUR	1,400	685	6,325	5,640
Enel SpA	1.00%	Quarterly	International Morgan Stanley & Co. International	06/20/23	EUR	1,390	680	7,884	8,564
Enel SpA	1.00%	Quarterly	PLC Morgan Stanley & Co. International	06/20/23	EUR	2,760	1,351	7,748	6,397
Enel SpA	1.00%	Quarterly	PLC	06/20/23	EUR	1,160	567	7,201	6,634
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	1,539	110,341	44,717	65,624
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	USD	2,539	182,037	101,367	80,670
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	USD	2,539	182,037	101,367	80,670
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	4,010	287,503	313,362	25,859

70

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,844	$203,932	$170,481	$33,451
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,595	186,053	151,222	34,831
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,595	186,053	151,222	34,831
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,552	182,943	147,632	35,311
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,551	182,897	199,348	16,451
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,551	182,898	200,374	17,476
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,551	182,898	201,399	18,501
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,550	182,826	199,783	16,957
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,305	165,260	93,985	71,275
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	1,620	116,148	45,745	70,403
Federative Republic of Brazil	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	1,234	88,473	33,600	54,873
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	06/20/23	USD	2,639	189,207	150,489	38,718
Federative Republic of Brazil	1.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	3,366	241,330	126,505	114,825
Federative Republic of Brazil	1.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	2,756	197,595	104,168	93,427
Freeport-McMoRan, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/23	USD	1,460	48,382	54,028	5,646
ITV PLC	5.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	1,160	254,062	249,191	4,871
Kingdom of Bahrain	1.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	1,650	210,708	111,941	98,767
Lanxess AG	1.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	1,084	13,945	20,807	6,862
Lanxess AG	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,083	13,933	22,178	8,245
Lloyds Banking Group PLC	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	720	32,545	23,971	8,574
Marks & Spencer PLC	1.00%	Quarterly	Credit Suisse International	06/20/23	EUR	2,440	59,279	67,919	8,640
Matterhorn Telecom Holding SA	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	300	49,517	60,383	10,866
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	430	70,975	68,817	2,158
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	300	49,517	48,012	1,505
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	06/20/23	USD	4,220	53,821	66,450	12,629
Peugeot SA	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	1,920	378,259	425,292	47,033
Peugeot SA	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,400	275,813	293,199	17,386
Republic of Argentina	5.00%	Quarterly	Bank of America N.A.	06/20/23	USD	817	22,317	32,645	10,328
Republic of Argentina	5.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	1,513	41,333	67,493	26,160
Republic of Argentina	5.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	1,106	30,214	51,702	21,488
Republic of Argentina	5.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	1,106	30,214	49,337	19,123
Republic of Colombia	1.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	2,053	22,741	28,155	5,414

71

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	USD	5,219	$259,166	$134,197	$124,969
Republic of the Philippines	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	875	2,146	6,318	4,172
Republic of the Philippines	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	USD	18,547	45,482	218,922	173,440
Republic of Turkey	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	955	81,945	69,362	12,583
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	06/20/23	USD	1,010	86,664	69,711	16,953
Republic of Turkey	1.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	1,985	170,326	137,007	33,319
Republic of Turkey	1.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	1,105	94,816	74,019	20,797
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	USD	896	76,883	66,883	10,000
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	USD	204	17,505	14,105	3,400
Rio Tinto Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	USD	5,900	107,237	110,540	3,303
Smurfit Kappa Acquisitions	5.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	300	65,457	74,767	9,310
Smurfit Kappa Acquisitions	5.00%	Quarterly	BNP Paribas S.A.	06/20/23	EUR	400	87,276	94,160	6,884
Smurfit Kappa Acquisitions	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	400	87,276	92,888	5,612
Smurfit Kappa Acquisitions	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	400	87,276	89,112	1,836
Smurfit Kappa Acquisitions	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	400	87,276	87,621	345
Smurfit Kappa Acquisitions	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	300	65,457	70,921	5,464
Societe Generale SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	720	27,763	2,157	25,606
SoftBank Group Corp.	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	JPY	154,500	80,583	79,925	658
SoftBank Group Corp.	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	JPY	69,680	36,343	46,373	10,030
SoftBank Group Corp.	1.00%	Quarterly	Goldman Sachs International	06/20/23	JPY	128,880	67,221	84,179	16,958
SoftBank Group Corp.	1.00%	Quarterly	Goldman Sachs International	06/20/23	JPY	103,260	53,858	62,101	8,243
Stena AB	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	700	38,678	37,383	1,295
Stena AB	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,060	58,570	48,272	10,298
Suedzucker AG	1.00%	Quarterly	Bank of America N.A.	06/20/23	EUR	1,400	4,873	3,267	1,606
Suedzuecker AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	1,470	5,117	20,281	15,164
Telecom Italia SpA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	547	30,745	15,784	14,961
Telecom Italia SpA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	515	28,946	17,250	11,696
Telecom Italia SpA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	540	30,351	28,581	1,770
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	3,720	50,875	29,521	21,354
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	2,506	34,273	44,946	10,673

72

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	2,506	$34,272	$48,269	$13,997
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	2,506	34,273	48,823	14,550
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	2,505	34,259	47,144	12,885
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	2,005	27,421	39,062	11,641
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	1,771	24,221	14,431	9,790
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	4,299	58,794	35,417	23,377
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	3,435	46,978	28,146	18,832
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,578	35,257	49,656	14,399
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,410	32,960	18,965	13,995
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	2,197	30,047	20,722	9,325
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	2,945	40,277	14,945	25,332
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,440	343,157	362,453	19,296
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,180	281,199	281,954	755
Valeo SA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	1,450	12,983	13,199	216
Volkswagen AG	1.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	700	93	7,117	7,210
Wind Tre SpA	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	400	22,305	—	22,305
Wind Tre SpA	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	270	15,055	3,905	11,150
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	700	39,033	18,146	20,887
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	100	5,576	2,300	7,876
Wind Tre SpA	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	201	11,186	5,082	6,104
CMBX.NA.9.A	2.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	1,770	34,629	35,331	702
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	5,774	112,964	97,783	15,181
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	1,770	34,628	33,152	1,476
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	USD	900	17,608	18,161	553
CMBX.NA.9.A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	USD	1,021	19,983	137,394	117,411
CMBX.NA.9.A	2.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	1,780	34,825	220,462	185,637
CMBX.NA.9.AAA	0.50%	Annual	Credit Suisse International	09/17/58	USD	4,540	1,577	54,415	52,838
CMBX.NA.9.AAA	0.50%	Annual	Deutsche Bank AG	09/17/58	USD	3,620	1,258	44,016	42,758
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	5,570	1,935	73,252	71,317
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	1,059	36,556	35,497

73

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	$879	$30,324	$29,445
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	6,435	42,428	2,067	44,495
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	5,725	37,750	1,861	35,889
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	4,021	26,509	780	27,289
CMBX.NA.6.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	05/11/63	USD	850	87,682	83,574	4,108

							$1,488,511	$707,679	$780,832

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Scandinavian Airlines System Denmark Norway Sweden	5.00%	Quarterly	Goldman Sachs International	06/20/19	Not Rated	EUR	1,000	$47,344	$(26,773)	$74,117
Rallye SA	5.00%	Quarterly	Citibank N.A.	06/20/20	Not Rated	EUR	300	(55,348)	(53,424)	(1,924)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	7,452	54,554	(29,951)	84,505
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	09/20/20	A+	USD	1,000	14,699	(3,602)	18,301
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	1,000	14,699	(3,809)	18,508
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	09/20/20	BBB+	USD	7,452	51,346	(36,274)	87,620
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	1,825	21,283	(25,199)	46,482
Rallye SA	5.00%	Quarterly	Citibank N.A.	06/20/21	Not Rated	EUR	300	(78,993)	(65,888)	(13,105)
Altice Finco SA	5.00%	Quarterly	BNP Paribas S.A.	12/20/22	CCC+	EUR	400	13,415	17,788	(4,373)
Altice Finco SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	CCC+	EUR	720	24,147	16,752	7,395
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BB+	EUR	50	(6,558)	(1,957)	(4,601)
Commerzbank AG	1.00%	Quarterly	Goldman Sachs International	12/20/22	Not Rated	EUR	1,300	(80,483)	(41,228)	(39,255)
Deutsche Bank AG	1.00%	Quarterly	Barclays Bank PLC	12/20/22	Not Rated	EUR	1,340	(48,880)	1,080	(49,960)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	520	28,258	85,316	(57,058)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	510	27,714	76,335	(48,621)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	BB+	EUR	1,420	77,165	234,816	(157,651)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	Citibank N.A.	12/20/22	A-	EUR	13,200	119,506	339,641	(220,135)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Barclays Bank PLC	12/20/22	BB+	EUR	30	2,951	5,453	(2,502)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	BB+	EUR	60	5,903	10,608	(4,705)
SFR Group SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	B	EUR	430	42,612	16,257	26,355
Telecom Italia SpA	5.00%	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	40	(1,657)	7,732	(9,389)
Wind Acquisition Finance SA	5.00%	Quarterly	Credit Suisse International	12/20/22	Not Rated	EUR	620	108,062	118,311	(10,249)
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	BB-	EUR	700	122,005	130,775	(8,770)
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	BB-	EUR	375	65,360	70,058	(4,698)
Adler Real Estate AG	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	1,320	228,497	272,915	(44,418)
Altice France SA	5.00%	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	530	49,560	9,465	40,095
Altice France SA	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	522	48,812	45,776	3,036
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	765	71,535	71,466	69

74

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	530	$49,560	$12,085	$37,475
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	B-	USD	2,050	97,672	165,137	(67,465)
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	622	29,616	28,764	852
Boparan Finance PLC	5.00%	Quarterly	Barclays Bank PLC	06/20/23	CCC+	EUR	730	(60,152)	(68,124)	7,972
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America N.A.	06/20/23	BB+	EUR	188	(28,619)	(29,203)	584
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America N.A.	06/20/23	BB+	EUR	15	(2,346)	(2,394)	48
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	BB+	EUR	300	(45,649)	(39,011)	(6,638)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	580	(88,254)	(86,070)	(2,184)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	540	(82,167)	(54,514)	(27,653)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	530	(80,646)	(53,505)	(27,141)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10	(1,522)	(1,010)	(512)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10	(1,522)	(1,010)	(512)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	526	(79,979)	(74,303)	(5,676)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	422	(64,201)	(61,777)	(2,424)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	35	(5,263)	(5,064)	(199)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	15	(2,344)	(2,178)	(166)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	550	(83,689)	(56,161)	(27,528)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	10	(1,522)	(1,021)	(501)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	540	(82,168)	(53,985)	(28,183)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	526	(80,057)	(74,375)	(5,682)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	316	(48,034)	(41,771)	(6,263)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	210	(32,023)	(27,847)	(4,176)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	15	(2,347)	(2,180)	(167)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	10	(1,522)	(1,000)	(522)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	9	(1,408)	(1,224)	(184)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	6	(938)	(816)	(122)
Deutsche Bank AG	1.00%	Quarterly	Goldman Sachs International	06/20/23	Not Rated	EUR	1,320	(57,864)	(10,530)	(47,334)
Deutsche Bank AG	1.00%	Quarterly	Goldman Sachs International	06/20/23	Not Rated	EUR	100	(4,384)	(827)	(3,557)
Glencore International AG	5.00%	Quarterly	Barclays Bank PLC	06/20/23	BBB+	EUR	1,323	240,684	270,009	(29,325)
Hema BondCo I BV	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B-	EUR	800	(5,042)	33,225	(38,267)
Intesa San Paolo SpA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	Not Rated	EUR	140	(5,051)	(6,731)	1,680
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	2,113	5,313	(3,200)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	20	845	2,005	(1,160)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	9	387	1,084	(697)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	31	1,305	3,659	(2,354)
Tata Motors Ltd.	5.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10	906	1,655	(749)

75

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Tata Motors Ltd.	5.00%	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	6	$543	$1,011	$(468)
TDC A/S	1.00%	Quarterly	Barclays Bank PLC	06/20/23	B+	EUR	200	(18,847)	(19,280)	433
TDC A/S	1.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	1,370	(129,106)	(127,752)	(1,354)
TDC A/S	1.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	600	(56,543)	(56,522)	(21)
Tesco PLC	1.00%	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	1,400	(12,443)	(7,082)	(5,361)
United Group BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	270	36,241	36,759	(518)
Constellium NV	5.00%	Quarterly	Citibank N.A.	12/20/24	B-	EUR	1,200	136,631	145,424	(8,793)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	890	101,334	138,335	(37,001)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	660	75,147	75,117	30
CMBX.NA.7.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	5,000	28,794	(154,685)	183,479
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	A	USD	53	(229)	(4,571)	4,342
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	A	USD	135	(577)	(11,673)	11,096
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank N.A.	12/13/49	A	USD	291	(1,244)	(23,871)	22,627
CMBX.NA.4.AM	0.50%	Annual	Deutsche Bank AG	02/17/51	BBB+	USD	73	(363)	(9,446)	9,083
CMBX.NA.8.A	2.00%	Annual	Goldman Sachs International	10/17/57	Not Rated	USD	1,710	(39,440)	(94,992)	55,552
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	Not Rated	USD	440	(10,148)	(43,753)	33,605
CMBX.NA.8.A	2.00%	Annual	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	290	(6,688)	(24,355)	17,667
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	Not Rated	USD	4,320	(444,723)	(385,976)	(58,747)
CMBX.NA.9.BBB-	3.00%	Annual	Credit Suisse International	09/17/58	Not Rated	USD	896	(92,239)	(92,451)	212
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	2,190	(225,450)	(238,981)	13,531
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	1,854	(190,860)	(226,038)	35,178
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	970	(99,857)	(124,973)	25,116
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	920	(94,709)	(113,854)	19,145
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	880	(90,592)	(84,359)	(6,233)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	770	(79,268)	(80,842)	1,574
CMBX.NA.9.BBB-	3.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	630	(64,855)	(62,989)	(1,866)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	127	(13,074)	(15,410)	2,336
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	(68,677)	(147,575)	78,898
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	(34,342)	(75,029)	40,687
CMBX.NA.10.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(5,390)	(5,246)	(144)
CMBX.NA.6.BBB-	3.00%	Annual	Credit Suisse International	05/11/63	BBB-	USD	850	(87,682)	(67,678)	(20,004)

								$(1,046,773)	$(893,993)	$(152,780)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

76

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.85%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	Bank of America N.A.	N/A	11/01/18	MXN	23,232	$15,050	$41	$15,009
28-day MXIBTIIE, 8.10%	Monthly	7.07%	Monthly	Citibank N.A.	N/A	11/21/18	MXN	231,800	(59,026)	—	(59,026)
28-day MXIBTIIE, 8.10%	Monthly	7.06%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/21/18	MXN	278,160	(71,485)	—	(71,485)
28-day MXIBTIIE, 8.10%	Monthly	6.98%	Monthly	Citibank N.A.	N/A	11/28/18	MXN	395,600	(110,287)	(102)	(110,185)
28-day MXIBTIIE, 8.10%	Monthly	6.98%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/28/18	MXN	224,417	(62,564)	(58)	(62,506)
4.77%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	Citibank N.A.	N/A	12/05/18	MXN	16,034	12,820	22	12,798
4.70%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	Bank of America N.A.	N/A	12/06/18	MXN	16,034	13,088	21	13,067
4.76%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	Citibank N.A.	N/A	12/06/18	MXN	16,034	12,862	22	12,840
7-day China Fixing Repo Rates, 3.40%	Quarterly	3.33%	Quarterly	Citibank N.A.	09/19/18(a)	09/19/20	CNY	156,000	95,837	—	95,837
3.27%	Quarterly	3-month LIBOR, 2.34%	Semi-Annual	Deutsche Bank AG	N/A	05/16/21	USD	9,510	(122,733)	—	(122,733)
1.06%	Quarterly	3-month TAIBOR, 0.66%	Quarterly	Bank of America N.A.	09/19/18(a)	09/19/23	TWD	232,527	(46,714)	—	(46,714)
1.06%	Quarterly	3-month TAIBOR, 0.66%	Quarterly	JPMorgan Chase Bank N.A.	09/19/18(a)	09/19/23	TWD	334,613	(67,223)	—	(67,223)
5.73%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	Bank of America N.A.	N/A	01/03/25	MXN	23,376	132,363	262	132,101
28-day MXIBTIIE, 8.10%	Monthly	6.33%	Monthly	Citibank N.A.	N/A	06/09/25	MXN	14,869	(64,948)	(72)	(64,876)
28-day MXIBTIIE, 8.10%	Monthly	6.33%	Monthly	Citibank N.A.	N/A	07/17/25	MXN	36,610	(161,250)	(140)	(161,110)
28-day MXIBTIIE, 8.10%	Monthly	6.32%	Monthly	Goldman Sachs International	N/A	08/06/25	MXN	109,616	(488,620)	(416)	(488,204)
6.31%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	Bank of America N.A.	N/A	08/11/25	MXN	36,783	165,181	154	165,027
6.31%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	Bank of America N.A.	N/A	08/11/25	MXN	36,783	165,181	154	165,027
6.31%	Monthly	28-day MXIBTIIE, 8.10%	Monthly	Deutsche Bank AG	N/A	08/11/25	MXN	136,536	614,209	572	613,637
28-day MXIBTIIE, 8.10%	Monthly	6.27%	Monthly	Bank of America N.A.	N/A	12/05/25	MXN	4,348	(20,763)	(45)	(20,718)

									$(49,022)	$415	$(49,437)

(a) Forward swap.

77

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Markit iBoxx EUR Contingent Convertible Index	At Termination	3-month EURIBOR, (0.32)%	At Termination	Goldman Sachs International	09/20/18	EUR	2,506	$(76,989)	$1,595	$(78,584)
iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR, (0.32)%	At Termination	JPMorgan Chase Bank N.A.	09/20/18	EUR	15,206	49,867	(12,029)	61,896
iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR, (0.32)%	At Termination	JPMorgan Chase Bank N.A.	09/20/18	EUR	10,984	26,151	(7,612)	33,763
Superior Energy Services, Inc.	Quarterly	3-month LIBOR plus 0.05%, 2.34%	Quarterly	BNP Paribas S.A.	02/07/19	USD	648	85,666	—	85,666
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.90%, 2.09%	Monthly	Merrill Lynch International	03/15/19	USD	2,091	(127,558)	—	(127,558)

								$(42,863)	$(18,046)	$(24,817)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Dates	Net Notional		Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America N.A.	02/17/23-02/20/23	USD	6,130,865	$(90,992	)(b)	$5,980,819	0.1%

(a)

The Master Portfolio receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-125 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

EURIBOR 1 Week

Intercontinental Exchange LIBOR:

GBP 1 Week

USD 1 Week

(b)	Amount includes $59,054 of net dividends and financing fees

OTC Total Return Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
JPY Currency	8.90%	Deutsche Bank AG	02/26/19	JPY	41,565	$(137,443)	—	$(137,443)
JPY Currency	8.90%	Deutsche Bank AG	02/26/19	JPY	20,851	(68,948)	—	(68,948)
JPY Currency	8.73%	Deutsche Bank AG	04/03/19	JPY	41,565	(68,242)	—	(68,242)
JPY Currency	8.90%	Deutsche Bank AG	04/03/19	JPY	20,683	(53,974)	—	(53,974)
JPY Currency	8.90%	Deutsche Bank AG	04/03/19	JPY	20,683	(53,974)	—	(53,974)

						$(382,581)	—	$(382,581)

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

78

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	US Dollar
ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security
AGM	Assurance Guaranty Municipal Corp.
AKA	Also Known As
AMBAC	AMBAC Assurance Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formerly Known As
GO	General Obligation Bonds
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-counter
PIK	Payment-in-kind
PSF	Permanent School Fund
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SCA	Svenska Cellulosa Aktiebolaget
SPDR	Standard & Poor’s Depositary Receipts
TA	Tax Allocation

79

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

TAIBOR	Taiwan Interbank Offered Rate
TBA	To-be-announced
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,600,804,452	$71,362,592	$1,672,167,044
Common Stocks(a)	31,495,079	3,695,203	211,064	35,401,346
Corporate Bonds(a)	—	4,127,317,669	137,180,100	4,264,497,769
Floating Rate Loan Interests(a)	—	271,582,154	134,085,029	405,667,183
Foreign Agency Obligations	—	58,265,954	—	58,265,954
Foreign Government Obligations	—	476,728,258	—	476,728,258
Investment Companies	157,083,351	—	—	157,083,351
Non-Agency Mortgage-Backed Securities	—	696,978,922	59,114,104	756,093,026
Preferred Securities(a)	9,469,824	108,890,684	233,018	118,593,526
Taxable Municipal Bonds	—	719,929,137	—	719,929,137
U.S. Government Sponsored Agency Securities	—	8,343,498,162	1,139,933	8,344,638,095
U.S. Treasury Obligations	—	921,069,473	—	921,069,473
Short-Term Securities:
Borrowed Bond Agreements	—	104,800,187	—	104,800,187
Certificates of Deposit	—	170,485,423	—	170,485,423
Commercial Paper	—	112,526,456	—	112,526,456
Foreign Government Obligations	—	258,624,984	—	258,624,984
Money Market Funds	65,933,690	—	—	65,933,690
U.S. Treasury Obligations	—	999,862	—	999,862
Options Purchased:
Equity contracts	1,994,006	18,755	—	2,012,761
Foreign currency exchange contracts	—	12,588,651	—	12,588,651
Credit contracts	—	223,334	—	223,334
Interest rate contracts	373,027	20,520,717	—	20,893,744

80

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

	Level 1	Level 2	Level 3	Total
Liabilities:
TBA Sale Commitments	$—	$(4,140,529,785)	$—	$(4,140,529,785)
Borrowed Bonds	—	(101,453,610)	—	(101,453,610)
Investments Sold Short	—	(764,000)	—	(764,000)
Unfunded floating rate loan interests(b)	—	(618)	—	(618)

Subtotal	$266,348,977	$13,766,800,424	$403,325,840	$14,436,475,241

Investments Valued at NAV(c)				14,785,362

Total Investments				$14,451,260,603

(a)	See above Consolidated Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

As of June 30, 2018, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Commodity contracts	$858,879	$—	$—	$858,879
Credit contracts	—	4,251,038	—	4,251,038
Equity contracts	974,480	85,666	—	1,060,146
Foreign currency exchange contracts	—	34,869,561	—	34,869,561
Interest rate contracts	4,360,285	8,112,487	—	12,472,772
Other contracts	—	39,844	—	39,844
Liabilities:
Commodity contracts	(1,073,102)	—	—	(1,073,102)
Credit contracts	—	(3,496,856)	—	(3,496,856)
Equity contracts	(457,170)	(224,383)	—	(681,553)
Foreign currency exchange contracts	—	(22,297,076)	—	(22,297,076)
Interest rate contracts	(15,206,168)	(10,671,691)	—	(25,877,859)

	$(10,542,796)	$10,668,590	—	$125,794

(a)

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $411,433,994 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities
Assets:
Opening Balance, as of September 30, 2017	$80,564,232	$293,715	$854	$76,050,819	$85,921,687
Transfers into Level 3	67,174	—	828,945	—	9,995,053
Transfers out of Level 3	(49,604,152)	—	—	(7,648,550)	(15,705,500)
Accrued discounts/premiums	(257,375)	—	(2,194)	(43,923)	(1,843,238)
Net realized gain (loss)	700,900	—	—	454,871	502,766
Net change in unrealized appreciation (depreciation)(a)	(15,964,177)	$(82,651)	(446,780)	55,031	(288,888)
Purchases	70,806,066	—	136,800,000	122,329,677	11,163,465
Sales	(14,950,076)	—	(725)	(57,112,896)	(30,631,241)

Closing Balance, as of June 30, 2018	$71,362,592	$211,064	$137,180,100	$134,085,029	$59,114,104

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$(15,964,177)	$(82,651)	$(446,653)	$412,323	$418,206

81

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	Master Total Return Portfolio of Master Bond LLC

	Preferred Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2017	$324,267	$—	$243,155,574
Transfers into Level 3	—	—	10,891,172
Transfers out of Level 3	—	—	(72,958,202)
Accrued discounts/premiums	—	—	(2,146,730)
Net realized gain (loss)	—	—	1,658,537
Net change in unrealized appreciation (depreciation)(a)	(91,249)	(106,833)	(16,925,547)
Purchases	—	1,246,766	342,345,974
Sales	—	—	(102,694,938)

Closing Balance, as of June 30, 2018	$233,018	$1,139,933	$403,325,840

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$(91,249)	$(106,833)	$(15,861,034)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

82

Item 2 — Controls and Procedures

2(a) —	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 — Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	August 22, 2018